UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	12/31/06

Item 1.  Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

December 31, 2006

MUTUAL FUNDS

Van Kampen

American Value Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen American Value Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/06

Average Annual Total Returns

	A Shares since 10/18/93		B Shares since 8/01/95		C Shares since 10/18/93		I Shares since 2/07/06
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	11.55%	11.05%	11.27%	11.27%	10.75%	10.75%	17.58%
10-year	10.99	10.34	10.32	10.32	10.23	10.23	N/A
5-year	11.71	10.39	11.06	10.86	11.01	11.01	N/A
1-year	20.26	13.35	20.20	15.20	19.35	18.35	N/A
6-month	15.10	8.47	14.67	9.67	14.65	13.65	15.27

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Fior the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since-inception and 10-year return for Class B shares reflects its conversion into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees.The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell Midcap® Value Index measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

for the six-month period ended December 31, 2006

Market Conditions

Early in the six-month period, stock markets were stabilizing from a turbulent May and June. The Federal Open Market Committee (the "Fed") had raised its target federal funds rate for the 16th and 17th consecutive time in those months, provoking apprehensions that the economy might head into a recession. With the housing market already in a downturn, oil prices spiking again and inflation hovering in a range above the Fed's stated comfort level, stock investors grew increasingly pessimistic and risk averse in that mid-year period. However, the Fed decided to leave the target rate unchanged at its August policy meeting and for the remainder of 2006—a stance that well received by investors. Furthermore, oil and gasoline prices retreated, consumer data continued to show better than expected resilience and, generally speaking, corporate earnings reports were still good. Brighter sentiment helped the stock market return to positive territory in the third and fourth quarters.

For the six-month period, mid-cap value stocks, in which the fund primarily invests, performed well. The exceptionally strong pace of merger and acquisition activity that began in 2005 and continued into 2006 had a particularly salient effect on the mid cap market, which has greater exposure to interest from private equity investors as well as from larger companies looking to make acquisitions. Within the Russell Midcap® Value Index, the top three performing sectors were utilities, telecommunication services and consumer staples. Only the energy sector had a negative return during the period.

Performance Analysis

The fund returned 15.10 percent for the six months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell Midcap Value Index, returned 12.33 percent for the period.

Total return for the six-month period ended December 31, 2006

Class A	Class B	Class C	Class I	Russell Midcap® Value Index
15.10%	14.67%	14.65%	15.27%	12.33%

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

2

Relative to the Russell Midcap Value Index, the fund's chief contributor to performance was stock selection in the basic materials sector. In particular, two materials holdings were propelled by positive company specific factors. The financial services sector also added to gains, primarily driven by stock selection in diversified financials companies. These holdings had strong exposure to the capital markets through their investment banking and trading operations, and benefited from the robust merger and acquisition activity and rising markets during the period. The fund's insurance stocks further contributed to outperformance in the financial sector. In the technology sector, stock selection in the software and services and the technology hardware and equipment industries provided good gains during the period.

Conversely, the fund's exposure to the consumer discretionary sector hampered performance relative to the Russell Midcap Value Index, largely due to a media stock that underperformed after a negatively perceived announcement drove its share price lower. An underweight allocation to the utilities sector—the Russell Midcap Value Index's top performing group—was another source of weakness.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

3

Top Ten Holdings as of 12/31/06
International Flavors & Fragrances, Inc.	5.0%
Diebold, Inc.	3.4
ConAgra Foods, Inc.	3.4
Marsh & McLennan Cos., Inc.	2.9
Sealed Air Corp.	2.9
ACE, Ltd.	2.9
KKR Financial Corp.	2.8
Beckman Coulter, Inc.	2.7
Allied World Assurance Holdings, Ltd.	2.7
Hess Corp.	2.6
Summary of Investments by Industry Classifications as of 12/31/06
Property & Casualty Insurance	7.6%
Specialty Chemicals	6.9
Investment Banking & Brokerage	6.0
Multi-Utilities	4.3
Asset Management & Custody Banks	4.0
Computer Hardware	3.3
Packaged Foods & Meats	3.2
Aerospace & Defense	3.0
Health Care Facilities	2.9
Communications Equipment	2.9
Insurance Brokers	2.8
Paper Packaging	2.8
Biotechnology	2.7
Mortgage REIT's	2.6
Health Care Equipment	2.6
Integrated Oil & Gas	2.5
Integrated Telecommunication Services	2.5
Thrifts & Mortgage Finance	2.4
Independent Power Producers & Energy Traders	2.2
Semiconductors	2.0
Drug Retail	2.0
Application Software	2.0
Tobacco	1.9
Housewares & Specialties	1.9
Pharmaceuticals	1.8
(continued on next page)

4

Summary of Investments by Industry Classifications as of 12/31/06
(continued from previous page)
Household Appliances	1.8
Specialty Stores	1.8
Publishing	1.7
Oil & Gas Storage & Transportation	1.5
Personal Products	1.5
Office Services & Supplies	1.5
Oil & Gas Equipment & Services	1.5
Life & Health Insurance	1.4
Internet Retail	1.2
Food Retail	1.0
Industrial Conglomerates	0.9
Investment Company	0.9
Total Long-Term Investments	95.5
Repurchase Agreements	4.5
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0	*
Net Assets	100.0%

*Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Top ten holdings are as a percentage of long-term investments. Industry Classifications are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/06	12/31/06	7/1/06-12/31/06
Class A
Actual	$1,000.00	$1,151.03	$6.78
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36
Class B
Actual	1,000.00	1,146.68	10.61
Hypothetical (5% annual return before expenses)	1,000.00	1,015.33	9.97
Class C
Actual	1,000.00	1,146.50	10.82
Hypothetical (5% annual return before expenses)	1,000.00	1,015.12	10.16
Class I
Actual	1,000.00	1,152.70	5.43
Hypothetical (5% annual return before expenses)	1,000.00	1,020.16	5.09

*  Expenses are equal to the Fund's annualized expense ratio of 1.25%, 1.96%, 2.00% and 1.00% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

8

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited)

Description	Number of Shares	Value
Common Stocks 94.6%
Aerospace & Defense 3.0%
Goodrich Corp.	336,270	$15,317,099
KBR, Inc. (a)	162,890	4,261,202
		19,578,301
Application Software 2.0%
Cognos, Inc. (Canada) (a)	308,740	13,109,100
Asset Management & Custody Banks 4.0%
Amvescap PLC—ADR (United Kingdom)	579,490	14,284,428
Northern Trust Corp.	198,530	12,048,786
		26,333,214
Biotechnology 2.7%
Affymetrix, Inc. (a)	346,947	8,000,598
Applera Corp.—Applied Biosystems Group	268,910	9,866,308
		17,866,906
Communications Equipment 2.9%
Andrew Corp. (a)	938,060	9,596,354
Juniper Networks, Inc. (a)	494,370	9,363,368
		18,959,722
Computer Hardware 3.3%
Diebold, Inc.	466,270	21,728,182
Drug Retail 2.0%
Rite Aid Corp. (a)	2,439,350	13,270,064
Food Retail 1.0%
Safeway, Inc.	197,100	6,811,776
Health Care Equipment 2.6%
Beckman Coulter, Inc.	286,280	17,119,544
Health Care Facilities 2.9%
HEALTHSOUTH Corp. (a)	534,270	12,101,216
Tenet Healthcare Corp. (a)	1,012,830	7,059,425
		19,160,641
Household Appliances 1.8%
Snap-On, Inc.	244,910	11,667,512

See Notes to Financial Statements
9

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Housewares & Specialties 1.9%
Newell Rubbermaid, Inc.	444,710	$12,874,355
Independent Power Producers & Energy Traders 2.2%
Constellation Energy Group, Inc.	214,933	14,802,436
Industrial Conglomerates 0.9%
McDermott International, Inc. (Panama) (a)	113,180	5,756,335
Insurance Brokers 2.8%
Marsh & McLennan Cos., Inc.	605,090	18,552,059
Integrated Oil & Gas 2.5%
Hess Corp.	333,530	16,533,082
Integrated Telecommunication Services 2.5%
CenturyTel, Inc.	372,320	16,255,491
Internet Retail 1.2%
Amazon.com, Inc. (a)	201,740	7,960,660
Investment Banking & Brokerage 6.0%
A.G. Edwards, Inc.	199,130	12,602,938
Charles Schwab Corp.	662,350	12,809,849
Lazard Ltd., Class A (Bermuda)	300,820	14,240,819
		39,653,606
Life & Health Insurance 1.4%
Conseco, Inc. (a)	485,040	9,691,099
Mortgage REIT's 2.6%
KKR Financial Corp.	655,310	17,555,755
Multi-Utilities 4.3%
NiSource, Inc.	570,830	13,757,003
Wisconsin Energy Corp.	313,090	14,859,251
		28,616,254
Office Services & Supplies 1.5%
Pitney Bowes, Inc.	211,600	9,773,804
Oil & Gas Equipment & Services 1.5%
Cameron International Corp. (a)	183,300	9,724,065

See Notes to Financial Statements
10

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Oil & Gas Storage & Transportation 1.5%
El Paso Corp.	667,700	$10,202,456
Packaged Foods & Meats 3.2%
ConAgra Foods, Inc.	786,710	21,241,170
Paper Packaging 2.8%
Sealed Air Corp.	285,030	18,504,148
Personal Products 1.5%
Avon Products, Inc.	298,700	9,869,048
Pharmaceuticals 1.8%
Watson Pharmaceuticals, Inc. (a)	453,010	11,791,850
Property & Casualty Insurance 7.6%
ACE, Ltd. (Cayman Islands)	303,530	18,384,812
Allied World Assurance Holdings, Ltd. (Bermuda)	389,920	17,012,209
Aspen Insurance Holdings, Ltd. (Bermuda)	356,880	9,407,357
Security Capital Assurance, Ltd. (Bermuda)	194,230	5,405,421
		50,209,799
Publishing 1.7%
Dow Jones & Co., Inc.	291,170	11,064,460
Semiconductors 2.0%
Linear Technology Corp.	443,790	13,455,713
Specialty Chemicals 6.9%
International Flavors & Fragrances, Inc.	637,670	31,347,857
Nalco Holding Co. (a)	710,140	14,529,465
		45,877,322
Specialty Stores 1.8%
Office Depot, Inc. (a)	304,780	11,633,453
Thrifts & Mortgage Finance 2.4%
Hudson City Bancorp, Inc.	1,157,830	16,070,680
Tobacco 1.9%
UST, Inc.	221,460	12,888,972
Total Common Stocks 94.6%		626,163,034

See Notes to Financial Statements
11

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Investment Company 0.9%
streetTRACKS Gold Trust (a)	89,310	$5,645,285
Total Long-Term Investments 95.5%
(Cost $531,752,552)		631,808,319
Repurchase Agreements 4.5%
Citigroup Capital Markets, Inc. ($6,128,059 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06, to be sold on 01/02/07 at $6,131,620)		6,128,059
State Street Bank & Trust Co. ($23,864,941 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06, to be sold on 01/02/07 at $23,878,412)		23,864,941
Total Repurchase Agreements (Cost $29,993,000)		29,993,000
Total Investments 100.0% (Cost $561,745,552)		661,801,319
Other Assets in Excess of Liabilities 0.0%		237,337
Net Assets 100.0%		$662,038,656

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See Notes to Financial Statements
12

Van Kampen American Value Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2006 (Unaudited)

Assets:
Total Investments (Cost $561,745,552)	$661,801,319
Cash	76
Receivables:
Fund Shares Sold	2,299,319
Investments Sold	703,840
Dividends	515,036
Interest	12,773
Other	104,401
Total Assets	665,436,764
Liabilities:
Payables:
Investments Purchased	1,681,213
Fund Shares Repurchased	793,592
Investment Advisory Fee	400,391
Distributor and Affiliates	215,990
Trustees' Deferred Compensation and Retirement Plans	157,222
Accrued Expenses	149,700
Total Liabilities	3,398,108
Net Assets	$662,038,656
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,875,000,000 shares authorized)	$545,686,749
Net Unrealized Appreciation	100,055,767
Accumulated Net Realized Gain	16,057,937
Accumulated Undistributed Net Investment Income	238,203
Net Assets	$662,038,656
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $518,968,926 and 16,688,441 shares of beneficial interest issued and outstanding)	$31.10
Maximum sales charge (5.75%* of offering price)	1.90
Maximum offering price to public	$33.00
Class B Shares:
Net asset value and offering price per share (Based on net assets of $81,051,757 and 2,797,885 shares of beneficial interest issued and outstanding)	$28.97
Class C Shares:
Net asset value and offering price per share (Based on net assets of $61,682,226 and 2,132,690 shares of beneficial interest issued and outstanding)	$28.92
Class I Shares:
Net asset value and offering price per share (Based on net assets of $335,747 and 10,772 shares of beneficial interest issued and outstanding)	$31.17

*On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
13

Van Kampen American Value Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2006 (Unaudited)

Investment Income:
Dividends	$4,055,775
Interest	1,249,607
Total Income	5,305,382
Expenses:
Investment Advisory Fee	2,128,211
Distribution (12b-1) and Service Fees
Class A	567,067
Class B	376,339
Class C	291,590
Transfer Agent Fees	597,113
Reports to Shareholders	57,953
Accounting and Administrative Expenses	47,584
Professional Fees	41,559
Registration Fees	41,209
Directors' Fees and Related Expenses	19,478
Custody	16,655
Other	17,433
Total Expenses	4,202,191
Less Credits Earned on Cash Balances	8,374
Net Expenses	4,193,817
Net Investment Income	$1,111,565
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$22,917,687
Futures	779,785
Net Realized Gain	23,697,472
Unrealized Appreciation/Depreciation:
Beginning of the Period	40,817,065
End of the Period	100,055,767
Net Unrealized Appreciation During the Period	59,238,702
Net Realized and Unrealized Gain	$82,936,174
Net Increase in Net Assets From Operations	$84,047,739

See Notes to Financial Statements
14

Van Kampen American Value Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2006	For The Year Ended June 30, 2006
From Investment Activities:
Operations:
Net Investment Income	$1,111,565	$653,092
Net Realized Gain	23,697,472	59,840,334
Net Unrealized Appreciation During the Period	59,238,702	837,711
Change in Net Assets from Operations	84,047,739	61,331,137
Distributions from Net Investment Income:
Class A Shares	(1,067,556)	–
Class B Shares	(180,028)	–
Class C Shares	(137,215)	–
Class I Shares	(653)	–
	(1,385,452)	–
Distributions from Net Realized Gain:
Class A Shares	(25,047,361)	–
Class B Shares	(4,223,872)	–
Class C Shares	(3,219,392)	–
Class I Shares	(15,312)	–
	(32,505,937)	–
Total Distributions	(33,891,389)	–
Net Change in Net Assets from Investment Activities	50,156,350	61,331,137
From Capital Transactions:
Proceeds from Shares Sold	121,232,142	216,007,310
Net Asset Value of Shares Issued Through Dividend Reinvestment	30,151,763	–
Cost of Shares Repurchased	(72,252,236)	(188,338,861)
Net Change in Net Assets from Capital Transactions	79,131,669	27,668,449
Total Increase in Net Assets	129,288,019	88,999,586
Net Assets:
Beginning of the Period	532,750,637	443,751,051
End of the Period (Including accumulated undistributed net investment income of $238,203 and $512,090, respectively)	$662,038,656	$532,750,637

See Notes to Financial Statements
15

Van Kampen American Value Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$28.46		$24.91	$22.13	$17.33	$17.68	$19.46
Net Investment Income/Loss (a)	0.08		0.07	–0– (b)	(0.02)	–0– (b)	(0.05)
Net Realized and Unrealized Gain/Loss	4.22		3.48	2.78	4.82	(0.35)	(1.73)
Total from Investment Operations	4.30		3.55	2.78	4.80	(0.35)	(1.78)
Less:
Distributions from Net Investment Income	0.07		–0–	–0–	–0–	–0–	–0–
Distributions from Net Realized Gain	1.59		–0–	–0–	–0–	–0–	–0–
Total Distributions	1.66		–0–	–0–	–0–	–0–	–0–
Net Asset Value, End of the Period	$31.10		$28.46	$24.91	$22.13	$17.33	$17.68
Total Return* (c)	15.10	%**	14.25%	12.56%	27.70%	–2.04%	–9.14%
Net Assets at End of the Period (In millions)	$519.0		$390.9	$246.7	$181.6	$135.0	$193.0
Ratio of Expenses to Average Net Assets*	1.25%		1.29%	1.37%	1.46%	1.49%	1.46%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.55%		0.25%	(0.01)%	(0.10)%	(0.03)%	(0.25)%
Portfolio Turnover	36	%**	61%	82%	175%	124%	133%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A	1.37%	1.47%	1.52%	N/A
Ratio of Net Investment Loss to Average Net Assets	N/A		N/A	(0.01)%	(0.11)%	(0.06)%	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Amount is less than $.01 per share.

(c)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
16

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006		2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$26.71		$23.35		$20.91	$16.49	$16.95	$18.81
Net Investment Income/Loss (a)	(0.03)		0.04		(0.17)	(0.17)	(0.11)	(0.18)
Net Realized and Unrealized Gain/Loss	3.95		3.32		2.61	4.59	(0.35)	(1.68)
Total from Investment Operations	3.92		3.36		2.44	4.42	(0.46)	(1.86)
Less:
Distributions from Net Investment Income	0.07		–0–		–0–	–0–	–0–	–0–
Distributions from Net Realized Gain	1.59		–0–		–0–	–0–	–0–	–0–
Total Distributions	1.66		–0–		–0–	–0–	–0–	–0–
Net Asset Value, End of the Period	$28.97		$26.71		$23.35	$20.91	$16.49	$16.95
Total Return* (b)	14.67	%(c)**	14.39	%(c)	11.72%	26.74%	–2.77%	–9.84%
Net Assets at End of the Period (In millions)	$81.1		$85.1		$139.6	$153.6	$145.7	$198.4
Ratio of Expenses to Average Net Assets*	1.96	%(c)	1.28	%(c)	2.13%	2.22%	2.25%	2.21%
Ratio of Net Investment Income/Loss to Average Net Assets*	(0.19	)%(c)	0.16	%(c)	(0.78)%	(0.87)%	(0.79)%	(1.00)%
Portfolio Turnover	36	%**	61%		82%	175%	124%	130%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A		2.13%	2.23%	2.27%	N/A
Ratio of Net Investment Loss to Average Net Assets	N/A		N/A		(0.78)%	(0.88)%	(0.81)%	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

N/A=Not Applicable

See Notes to Financial Statements
17

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006		2005	2004		2003		2002
Net Asset Value, Beginning of the Period	$26.67		$23.51		$21.05	$16.61		$16.97		$18.82
Net Investment Loss (a)	(0.03)		(0.14)		(0.17)	(0.17)		(0.03)		(0.18)
Net Realized and Unrealized Gain/Loss	3.94		3.30		2.63	4.61		(0.33)		(1.67)
Total from Investment Operations	3.91		3.16		2.46	4.44		(0.36)		(1.85)
Less:
Distributions from Net Investment Income	0.07		–0–		–0–	–0–		–0–		–0–
Distributions from Net Realized Gain	1.59		–0–		–0–	–0–		–0–		–0–
Total Distributions	1.66		–0–		–0–	–0–		–0–		–0–
Net Asset Value, End of the Period	$28.92		$26.67		$23.51	$21.05		$16.61		$16.97
Total Return* (b)	14.65	%(d)**	13.39	%(d)	11.73%	26.73	%(d)	–2.18	%(c)(d)	–9.82%
Net Assets at End of the Period (In millions)	$61.7		$56.7		$57.5	$62.1		$57.9		$78.8
Ratio of Expenses to Average Net Assets*	2.00	%(d)	2.03	%(d)	2.13%	2.21	%(d)	2.24	%(d)	2.21%
Ratio of Net Investment Loss to Average Net Assets*	(0.21	)%(d)	(0.54	)%(d)	(0.78)%	(0.86	)%(d)	(0.22	)%(c)(d)	(1.00)%
Portfolio Turnover	36	%**	61%		82%	175%		124%		133%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A		2.13%	2.22	%(d)	2.26	%(d)	N/A
Ratio of Net Investment Loss to Average Net Assets	N/A		N/A		(0.78)%	(0.87	)%(d)	(0.24	)%(c)(d)	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)  Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Loss to Average Net Assets of .48% and .56% respectively.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

N/A=Not Applicable

See Notes to Financial Statements
18

Van Kampen American Value Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31, 2006		February 7, 2006 (Commencement of Operations) to June 30, 2006
Net Asset Value, Beginning of the Period	$28.49		$27.92
Net Investment Income (a)	0.12		0.09
Net Realized and Unrealized Gain	4.22		0.48
Total from Investment Operations	4.34		0.57
Less:
Distributions from Net Investment Income	0.07		-0-
Distributions from Net Realized Gain	1.59		-0-
Total Distributions	1.66		-0-
Net Asset Value, End of the Period	$31.17		$28.49
Total Return (b)	15.27	%*	2.01%*
Net Assets at End of the Period (In millions)	$0.3		$0.05
Ratio of Expenses to Average Net Assets	1.00%		1.06%
Ratio of Net Investment Income to Average Net Assets	0.80%		0.87%
Portfolio Turnover	36	%*	61%

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

*  Non-Annualized

See Notes to Financial Statements
19

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen American Value Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations. The Fund commenced operations on October 18, 1993. The Fund began offering the current Class B Shares on August 1, 1995. Class B Shares held prior to May 1, 1995 were renamed Class C Shares. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. There were no sales of Class R shares for the period ended December 31, 2006. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the ''Adviser'') or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

20

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains or net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2006, the Fund did not have any accumulated capital loss carryforward for tax purposes.

At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$561,952,503
Gross tax unrealized appreciation	$109,774,548
Gross tax unrealized depreciation	(9,925,731)
Net tax unrealized appreciation on investments	$99,848,817

E.  Distribution of Income and Gains The Fund declares and pays dividends quarterly from net investment income, as necessary. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of future gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$632,121
Undistributed long-term capital gain	25,942,859

Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2006, the Fund's custody fee was reduced by $8,374 as a result of credits earned on cash balances.

21

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion .	72%
Over $1 billion	.65%

For the six months ended December 31, 2006, the Fund recognized expenses of approximately $8,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $35,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $529,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the directors. Investments in such funds of $81,039 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $6,768.

For the six months ended December 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $349,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $26,000. Sales charges do not represent expenses of the Fund.

22

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2006 and the year ended June 30, 2006, transactions were as follows:

	For The Six Months Ended December 31, 2006		For The Year Ended June 30, 2006
	Shares	Value	Shares	Value
Sales:
Class A	3,600,481	$107,089,100	6,971,305	$194,420,427
Class B	359,232	10,114,986	597,212	15,504,563
Class C	132,068	3,756,918	233,671	6,034,331
Class I	8,907	271,138	1,689	47,989
Total Sales	4,100,688	$121,232,142	7,803,878	$216,007,310
Dividend Reinvestment:
Class A	760,299	$23,614,838	–0–	$–0–
Class B	131,709	3,811,428	–0–	–0–
Class C	94,119	2,720,017	–0–	–0–
Class I	176	5,480	–0–	–0–
Total Dividend Reinvestment	986,303	$30,151,763	–0–	$–0–
Repurchases:
Class A	(1,409,820)	$(42,163,238)	(3,138,777)	$(86,171,815)
Class B	(878,724)	(23,968,616)	(3,388,223)	(87,903,516)
Class C	(219,587)	(6,120,382)	(552,606)	(14,263,530)
Class I	–0–	–0–	–0–	–0–
Total Repurchases	(2,508,131)	$(72,252,236)	(7,079,607)	$(188,338,861)

4.  Redemption Fee

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2006, the Fund received redemption fees of approximately $300, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $261,579,635 and $196,117,856, respectively.

6.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon

23

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

Transactions in futures contracts for six months ended December 31, 2006, were as follows:

Contracts
Outstanding at June 30, 2006	39
Futures Opened	30
Futures Closed	(69)
Outstanding at December 31, 2006	-0-

7.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8.  Legal Matters

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This

24

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

9.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on December 31, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

25

Van Kampen American Value Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen * – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

James W. Garrett
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

26

NOTICE TO FUND SHAREHOLDERS

As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

In light of this decision by Judge Owen - as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds - plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further.

Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff. All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

27

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2007 Van Kampen Funds Inc.
All rights reserved. Member NASD/SIPC

453, 553, 653
MSAV SAR 2/07

RN07-00532P-Y12/06

SEMIANNUAL REPORT

December 31, 2006

MUTUAL FUNDS

Van Kampen

Emerging Markets Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Emerging Markets Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	NOT A DEPOSIT

Performance Summary as of 12/31/06

	A Shares since 7/6/94		B Shares since 8/1/95		C Shares since 7/6/94		I Shares since 4/6/06
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	7.65%	7.15%	8.71%	8.71%	6.89%	6.89%	15.75%
10-year	10.69	10.04	10.07	10.07	9.92	9.92	—
5-year	26.67	25.17	25.68	25.56	25.67	25.67	—
1-year	36.41	28.56	35.36	30.36	35.36	34.36	—
6-month	26.34	19.10	25.85	20.85	25.88	24.88	26.55

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employersponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The MSCI Emerging Markets Free Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2006

Market Conditions

During the six-month period ended December 31, 2006, the emerging markets asset class outperformed all other developed markets and the U.S. equity market, returning 23.34 percent, as measured by the MSCI Emerging Markets Free Index.

In the second half of 2006, the emerging markets rebounded from a sharp sell off in the second quarter. After reaching new heights at the start of the year, the emerging markets-along with other global markets-sold-off in May and June as global risk aversion spiked due to concerns about slowing global growth, and rising inflation and interest rates in the U.S. The 25 percent correction during May and June was the second worst five-week phase in emerging markets history, but turned out to be only an interruption in the four-year bull market for the asset class. Emerging markets, as measured by the MSCI Emerging Markets Free Index, subsequently staged a robust recovery to end the year with double-digit gains. The asset class continued to benefit from strong macroeconomic growth, supportive commodity prices, low inflation and a healthy consumer.

For the year, Latin America was the star performer, followed by Asia and the Europe, Middle East and Africa (EMEA) region. Latin America was the best performing region, outperforming the overall MSCI Emerging Markets Free Index. All countries in the Latin American region posted double-digit returns. All countries in Asia posted positive returns, with China and Indonesia leading the entire MSCI Emerging Markets Free Index. The Emerging Europe, Middle East and Africa region underperformed the MSCI Emerging Markets Free Index. Conversely, Jordan, Turkey and Israel were the only markets in the overall MSCI Emerging Markets Free Index to end the year down.

Performance Analysis

The fund returned 26.34 percent for the six months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's

Total return for the six-month period ended December 31, 2006

Class A	Class B	Class C	Class I	MSCI Emerging Markets Free Index
26.34%	25.85%	25.88%	26.55%	23.34%

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

2

benchmark, the MSCI Emerging Markets Free Index, returned 23.34 percent for the period.

Overall, stock selection and country allocation were positive contributors to performance. The fund benefited from stock selection in Russia, Mexico and Poland. In Russia, an overweight to the consumer-driven sectors, particularly the financials sector, provided strong positive returns. In Mexico, performance was helped by an overweight to significant secular themes within the wireless, media and select consumer sectors. In these groups, rising domestic demand continued to drive earnings growth. In the second half of 2006, we began adding to the fund's overweight in Poland based on a positive macro outlook, as an increase in fixed investment and strong domestic demand has continued to drive gross domestic product (GDP) growth there.

The fund also benefited from underweight allocations to South Korea and Israel. In South Korea, fundamentals have peaked, in our view, as GDP growth is slowing and domestic demand is weakening. Israel remained an underweight position based on political risk and a neutral macro outlook.

In contrast, stock selection in South Africa and an underweight allocation to China detracted from performance. We reduced the fund's overweight position in South Africa and now hold a neutral weight in the country due to the prospects of rising inflation and interest rates. Higher than expected inflation and trade deficit data have raised concerns that domestic interest rates may continue to rise, hampering economic growth and especially consumption, which was a key theme in the fund's portfolio. An underweight to China, the best performing emerging market in 2006, hurt performance. In the fourth quarter, we began shifting the fund's underweight to China to a more neutral position because of improving profitability metrics and a positive outlook on GDP growth and low inflation.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

3

Top Ten Holdings as of 12/31/06
America Movil, SA de CV, Ser L - ADR	2.8%
Grupo Televisa, SA - ADR	2.8
Savings Bank of the Russian Federation - GDR	2.6
Wal-Mart de Mexico, SA de CV, Ser V	2.5
Petroleo Brasileiro, SA - ADR	2.0
RAO Unified Energy Systems - GDR	1.9
Gazprom - ADR	1.8
Samsung Electronics Co., Ltd.	1.7
NovaTek OAO - GDR	1.6
China Construction Bank, Class H	1.6
Top Five Industries as of 12/31/06
Diversified Banks	22.8%
Integrated Oil & Gas	8.4
Wireless Telecommunication Services	6.3
Broadcasting & Cable TV	6.2
Electric Utilities	4.0
Summary of Investments by Country Classification as of 12/31/06
Russia	12.4%
Brazil	11.5
Mexico	10.6
Republic of Korea (South Korea)	9.4
India	7.9
China	7.7
South Africa	7.5
Republic of China (Taiwan)	7.1
Poland	4.5
Indonesia	3.4
Turkey	2.9
Hong Kong	2.8
Bermuda	1.8
Austria	1.6
Czech Republic	1.4
Morocco	0.8
Thailand	0.7
United States	0.7
Colombia	0.5
Luxembourg	0.5
Hungary	0.4
(continued on next page)

4

Summary of Investments by Country Classification as of 12/31/06
(continued from previous page)
Philippines	0.4%
Argentina	0.4
Netherlands	0.4
Pakistan	0.3
Cayman Islands	0.2
Malaysia	0.2
Chile	0.1
Israel	0.0 *
Total Long-Term Investments	98.1
Repurchase Agreements	2.1
Foreign Currency	0.1
Liabilities in Excess of Other Assets	–0.3
Net Assets	100.0%

*Amount is less than 0.1%

Subject to change daily. The top ten holdings are as a percentage of long-term investments. The top five industries and the summary of investments by country classification are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/06	12/31/06	7/1/06-12/31/06
Class A
Actual	$1,000.00	$1,263.44	$11.52
Hypothetical (5% annual return before expenses)	1,000.00	1,015.01	10.26
Class B
Actual	1,000.00	1,258.55	15.77
Hypothetical (5% annual return before expenses)	1,000.00	1,011.21	14.04
Class C
Actual	1,000.00	1,258.76	15.77
Hypothetical (5% annual return before expenses)	1,000.00	1,011.21	14.04
Class I
Actual	1,000.00	1,265.54	9.99
Hypothetical (5% annual return before expenses)	1,000.00	1,016.41	8.89

*  Expenses are equal to the Fund's annualized expense ratio of 2.02%, 2.77%, 2.77% and 1.75% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

7

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited)

Description	Number of Shares	Value
Common Stocks 94.4%
Argentina 0.4%
Banco Macro, SA—ADR	83,700	$2,612,277
Austria 1.6%
Erste Bank Der Oester Spark, AG	41,519	3,184,296
Raiffeisen International Bank—Holding, AG	46,055	7,022,420
		10,206,716
Bermuda 1.8%
Central European Media Enterprises, Ltd., Class A (a)	84,300	5,901,000
Credicorp, Ltd.	64,220	2,629,167
GOME Electrical Appliances Holdings, Ltd.	3,346,000	2,624,044
Moulin International Holdings (a) (b) (c)	468,000	0
TPV Technology, Ltd.	559,000	352,865
		11,507,076
Brazil 8.8%
Banco Itau, SA—ADR (a)	174,807	6,319,273
Companhia Energetica de Minas Gerais—ADR	94,500	4,554,900
Companhia Vale do Rio Doce—ADR (a)	376,922	9,894,202
Cyrela Brazil Realty, SA (a)	191,200	1,824,745
Gerdau, SA—ADR	139,739	2,235,824
Gol—Linhas Aereas Inteligentes, SA—ADR	49,200	1,410,564
Lojas Arapua, SA—GDR (a)(b)(c)(d)	24,635	0
Natura Cosmeticos, SA	167,300	2,335,857
Perdigao, SA (a)	7,700	108,049
Petroleo Brasileiro, SA—ADR (a)	137,549	12,759,045
Petroleo Brasileiro, SA—ADR (a)	39,593	4,077,683
TAM, SA—ADR (a)	129,260	3,879,093
Uniao de Bancos Brasileiros, SA—ADR (a)	88,380	8,215,805
		57,615,040
Cayman Islands 0.2%
Global Bio-chem Technology Group Co., Ltd.	4,200,000	1,414,705
Chile 0.1%
Enersis, SA—ADR	46,800	748,800
China 7.7%
Air China, Ltd., Class H	5,720,000	3,095,946
Angang Steel Co., Ltd., Class H	36,000	52,855
China Coal Energy Co., Class H (a)	1,846,000	1,203,247
China Communications Construction Co., Ltd. (a)	2,426,000	2,395,341
China Construction Bank, Class H	15,862,000	10,094,352
China Life Insurance Co., Ltd., Class H	959,000	3,261,066
China Petroleum & Chemical Corp., Class H	5,320,000	4,924,469
China Shipping Development Co., Ltd., Class H	2,428,000	3,714,591

See Notes to Financial Statements
8

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
China (Continued)
Huadian Power International Corp., Ltd., Class H	2,486,000	$977,998
Industrial & Commercial Bank of China, Class H (a)	10,082,000	6,286,425
Maanshan Iron & Steel Co., Ltd., Class H	4,497,000	2,468,687
PetroChina Co., Ltd., Class H	3,758,000	5,324,192
PICC Property & Casualty Co., Ltd., Class H (a)	5,894,000	3,015,842
Ping An Insurance Co. of China Ltd., Class H	639,000	3,528,412
		50,343,423
Colombia 0.5%
BanColombia, SA—ADR	101,360	3,157,364
Valorem, SA (a)	1	0
		3,157,364
Czech Republic 1.4%
CEZ, AS	165,000	7,575,932
Komercni Banka, AS	11,700	1,741,975
		9,317,907
Hong Kong 2.8%
China Mobile Hong Kong, Ltd.	815,000	7,056,844
China Netcom Group Co., Ltd.	1,254,000	3,361,390
China Power International Development, Ltd.	4,324,000	2,373,716
China Resources Power Holdings Co., Ltd.	2,059,000	3,134,176
Shenzhen Investment, Ltd.	4,936,000	2,049,713
		17,975,839
Hungary 0.4%
OTP Bank Rt.	61,851	2,841,711
India 7.5%
Asea Brown Boveri India, Ltd.	41,600	3,497,041
Bharat Heavy Electricals, Ltd.	128,038	6,651,699
Bharti Airtel, Ltd. (a)	307,700	4,509,411
Cipla, Ltd.	319,100	1,812,151
Container Corp. of India, Ltd.	40,700	1,954,400
Glenmark Pharmaceuticals, Ltd.	150,175	2,044,972
Gujarat Ambuja Cements, Ltd.	955,600	3,045,354
HCL Technologies, Ltd.	132,200	1,916,094
HDFC Bank, Ltd.	102,000	2,461,159
Hindustan Lever, Ltd.	328,190	1,604,616
ICICI Bank, Ltd.	11,000	221,566
ICICI Bank, Ltd.—ADR	41,200	1,719,688
Infosys Technologies, Ltd.	112,444	5,695,367
Infosys Technologies, Ltd.—ADR	35,000	1,909,600
ITC, Ltd.	212,000	843,498
ITC, Ltd.—GDR	133,500	527,325
Mahindra & Mahindra, Ltd.	157,000	3,222,473
Punjab National Bank, Ltd.	146,000	1,836,908

See Notes to Financial Statements
9

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
India (Continued)
Siemens India, Ltd.	35,500	$911,402
UTI Bank, Ltd.	202,000	2,143,226
		48,527,950
Indonesia 3.4%
Astra International Tbk	2,165,300	3,779,976
Bank Central Asia Tbk	4,404,000	2,546,372
Bank Mandiri	6,902,000	2,225,585
Bank Rakyat Indonesia	3,892,500	2,228,985
Perusahaan Gas Negara	927,500	1,196,308
Telekomunikasi Indonesia	7,812,500	8,773,698
United Tractors Tbk	2,319,000	1,688,936
		22,439,860
Israel 0.0%
Elbit Systems, Ltd.	1	32
Luxembourg 0.5%
Tenaris, SA—ADR	62,300	3,108,147
Malaysia 0.2%
Kuala Lumpur Kepong Bhd	303,000	1,159,439
Mexico 10.6%
America Movil, SA de CV, Ser L—ADR	399,327	18,057,567
Corporacion GEO, SA de CV, Ser B (a)	879,000	4,401,916
Fomento Economico Mexicano, SAB de CV—ADR	46,300	5,359,688
Grupo Financiero Banorte, SA de CV	1,185,300	4,634,553
Grupo Televisa, SA—ADR	666,540	18,003,245
Wal-Mart de Mexico, SA de CV, Ser V	3,697,595	16,268,323
Wal-Mart de Mexico, SA de CV, Ser V—ADR	57,898	2,541,716
		69,267,008
Morocco 0.8%
Banque Marocaine du Commerce Exterieur	20,060	2,969,775
ONA, SA	13,661	2,491,643
		5,461,418
Netherlands 0.4%
Efes Breweries International—GDR (a)(d)	27,709	931,022
Efes Breweries International—GDR (a)	46,504	1,562,535
		2,493,557
Pakistan 0.3%
Fauji Fertilizer Co., Ltd.	213,200	369,633
Hub Power Co., Ltd.	633,400	280,910
Oil & Gas Development Co., Ltd.	696,060	1,311,401
		1,961,944

See Notes to Financial Statements
10

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Philippines 0.4%
Ayala Corp.	123,830	$1,439,003
Philippine Long Distance Telephone Co.	26,550	1,380,275
		2,819,278
Poland 4.5%
Bank Handlowy w Warszawie, SA	39,027	1,166,791
Bank Millennium, SA	1,419,266	3,886,324
Bank Pekao, SA	89,898	7,025,748
Bank Zachodni WBK, SA	26,139	2,025,721
Multimedia Polska, SA (a)	436,067	1,842,917
Powszechna Kasa Oszczednosci Bank Polski, SA	384,442	6,223,530
TVN, SA (a)	810,580	6,951,897
		29,122,928
Republic of China (Taiwan) 7.1%
Acer, Inc.	1,036,000	2,161,976
Catcher Technology Co., Ltd.	286,363	2,799,037
Cathay Financial Holding Co., Ltd.	530,232	1,204,148
Chang Hwa Commerical Bank (a)	3,096,000	2,161,547
Delta Electronics, Inc.	2,130,206	6,864,251
Everlight Electronics Co., Ltd.	783,140	2,227,929
Far Eastern Textile, Ltd.	1,841,600	1,610,729
High Tech Computer Corp.	142,200	2,814,762
Hon Hai Precision Industry Co., Ltd.	999,402	7,130,918
King Slide Works Co., Ltd.	43,400	221,096
Largan Precision Co., Ltd.	95,480	1,846,015
MediaTek, Inc.	465,800	4,817,388
Powerchip Semiconductor Corp.	2,584,919	1,745,227
Realtek Semiconductor Corp.	562,000	967,568
Shin Kong Financial Holdings Co.	1,816,373	1,956,566
Transcend Information, Inc.	648,911	1,712,639
Tripod Technology Corp.	483,100	1,734,623
TXC Corp.	498,000	796,250
Wistron Corp.	1,193,449	1,772,685
		46,545,354
Republic of Korea (South Korea) 8.8%
Amorepacific Corp. (a)	3,714	2,316,258
CDNetworks Co., Ltd. (a)	15,920	582,022
Cheil Communications, Inc.	6,204	1,540,994
Cheil Industries, Inc.	46,510	1,962,922
Doosan Infracore Co., Ltd.	74,000	1,674,946
GS Engineering & Construction Corp.	42,400	3,788,645
Hana Tour Service, Inc.	6,321	481,891
Hana Tour Service, Inc.—GDR	2	31
Hite Brewery Co., Ltd.	15,241	1,958,387
Hynix Semiconductor, Inc. (a)	37,520	1,470,542

See Notes to Financial Statements
11

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Republic of Korea (South Korea) (Continued)
Hyundai Engineering & Construction Co., Ltd. (a)	34,660	$2,124,323
Hyundai Heavy Industries Co., Ltd.	3,230	437,613
Hyundai Mipo Dockyard Co., Ltd.	14,581	1,865,741
Kookmin Bank	48,770	3,927,820
Korea Zinc Co., Ltd.	15,450	1,639,694
LG Corp.	22,490	721,856
LGTelecom, Ltd. (a)	54,989	568,811
NHN Corp.	21,500	2,637,796
ORION Corp.	8,509	2,493,228
Samsung Electronics Co., Ltd.	16,482	10,863,942
Samsung Fire & Marine Insurance Co., Ltd.	19,940	3,462,699
Shinhan Financial Group Co., Ltd.	101,270	5,172,392
Shinsegae Co., Ltd.	4,417	2,754,688
SSCP Co., Ltd. (a)	24,900	677,387
Woongjin Coway Co., Ltd.	86,260	2,393,019
		57,517,647
Russia 12.4%
Gazprom—ADR	75,600	3,477,600
Gazprom—ADR	243,750	11,212,500
LUKOIL—ADR	83,744	7,319,226
NovaTek OAO—GDR	161,646	10,264,521
OAO TMK—GDR (a)	42,505	1,487,675
OAO TMK—GDR (a)(d)	147,588	4,840,886
RAO Unified Energy Systems—GDR	111,152	12,004,416
Savings Bank of the Russian Federation	930	3,192,225
Savings Bank of the Russian Federation—GDR (a)	46,050	16,739,175
Surgutneftegaz—ADR	31,621	2,434,817
Wimm-Bill-Dann Foods OJSC—ADR	113,300	7,540,115
		80,513,156
South Africa 7.5%
African Oxygen, Ltd.	438,800	1,889,532
Aspen Pharmacare Holdings, Ltd.	436,430	2,019,342
Aveng, Ltd.	476,310	2,281,969
Gold Fields, Ltd.	127,200	2,407,700
Gold Fields, Ltd.—ADR	33,802	638,182
Group Five, Ltd.	383,200	2,486,094
Harmony Gold Mining Co., Ltd. (a)	90,347	1,432,515
Harmony Gold Mining Co., Ltd.—ADR (a)	18,987	299,045
Massmart Holdings, Ltd.	346,700	3,470,337
MTN Group, Ltd.	778,300	9,466,223
Murray & Roberts Holdings, Ltd.	505,440	2,889,979
Naspers, Ltd.	270,540	6,403,542
Reunert, Ltd.	289,380	3,373,160
Sappi, Ltd.	247,400	4,144,940
Sasol, Ltd.	61,300	2,261,979
Tiger Brands, Ltd.	143,631	3,502,071
		48,966,610

See Notes to Financial Statements
12

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Thailand 0.7%
Bangkok Bank Public Co., Ltd.	389,400	$1,263,216
C.P. 7-Eleven Public Co., Ltd.	2,897,000	510,754
Kasikornbank Public Co., Ltd.	471,900	831,982
PTT Public Co., Ltd.	190,700	1,129,675
Siam Commercial Bank Public Co., Ltd.	534,400	874,336
		4,609,963
Turkey 2.9%
BIM Birlesik Magazalar, AS	62,080	3,289,297
Coca-Cola Icecek, AS (a)	303,400	2,293,451
Dogan Yayin Holding, AS (a)	822,414	2,893,410
Turkiye Garanti Bankasi, AS	1,288,786	4,261,052
Turkiye Is Bankasi	884,505	4,061,662
Yapi ve Kredi Bankasi, AS	1,244,419	2,162,678
		18,961,550
United States 0.7%
CTC Media, Inc. (a)	178,800	4,292,988
Total Common Stocks 94.4%		615,509,687
Preferred Stocks 3.3%
Brazil 2.7%
All America Latina Logistica	284,800	2,955,308
Banco Itau Holding Financiera, SA (a)	77,970	2,824,656
Banco Nacional, SA (a)(b)(c)	19,271,000	0
Companhia Vale do Rio Doce (a)	5,458	139,203
Gerdau, SA (a)	76,675	1,252,855
Itausa Investimentos Itau, SA (a)	576,073	2,944,403
Lojas Americanas, SA	55,106,600	3,082,255
Lojas Arapua, SA (a)(b)(c)	31,632,300	0
Net Servicos de Comunicacao, SA (a)	112,000	1,269,665
Petroleo Brasileiro, SA (a)	105,724	2,464,337
Uniao de Bancos Brasileiros, SA	80,260	758,836
		17,691,518
Republic of Korea (South Korea) 0.6%
Hyundai Motor Co.	18,610	758,407
Samsung Electronics Co., Ltd.	6,046	3,120,516
		3,878,923
Total Preferred Stocks		21,570,441
Investment Company 0.4%
Morgan Stanley Growth Fund (e)	2,195,167	2,135,155
Total Long-Term Investments 98.1% (Cost $444,353,291)		639,215,283

See Notes to Financial Statements
13

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Value
Repurchase Agreements 2.1%
Citigroup Global Markets, Inc. ($2,871,461 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06, to be sold on 01/02/07 at $2,873,130)	$2,871,461
State Street Bank & Trust Co. ($11,182,539 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06, to be sold on 01/02/07 at $11,188,851)	11,182,539
Total Repurchase Agreements (Cost $14,054,000)	14,054,000
Total Investments 100.2% (Cost $458,407,291)	653,269,283
Foreign Currency 0.1% (Cost $625,061)	630,804
Liabilities in Excess of Other Assets (0.3%)	(2,036,554)
Net Assets 100.0%	$651,863,533

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

(b)  Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)  Security has been deemed illiquid.

(d)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)  The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

See Notes to Financial Statements
14

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Forward Foreign Currency Contracts Outstanding as of December 31, 2006:
	In Exchange For	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Brazilian Real, 31,203,114 expiring 03/09/07	US$	$14,446,722	$(82,261)
South African Rand, 106,611,850 expiring 02/14/07	US$	15,123,349	(446,204)
Thailand Baht 815,572 expiring 01/03/07	US$	22,970	(157)
Thailand Baht 111,604 expiring 01/04/07	US$	3,142	(16)
Long Contracts:
South African Rand, 7,798,879 expiring 02/14/07	US$	1,106,304	(2,325)
			$(530,963)

See Notes to Financial Statements
15

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Diversified Banks	$148,596,975	22.8%
Integrated Oil & Gas	54,950,707	8.4
Wireless Telecommunication Services	41,039,131	6.3
Broadcasting & Cable TV	40,372,267	6.2
Electric Utilities	25,862,046	4.0
Hypermarkets & Super Centers	25,035,064	3.8
Semiconductors	24,697,822	3.8
Steel	16,043,626	2.4
Electronic Equipment Manufacturers	14,996,214	2.3
Oil & Gas Exploration & Production	14,010,739	2.1
Construction & Engineering	13,076,371	2.0
Industrial Conglomerates	13,008,370	2.0
Integrated Telecommunication Services	12,135,088	1.9
Packaged Foods & Meats	11,150,235	1.7
Heavy Electrical Equipment	10,148,740	1.6
Life & Health Insurance	9,950,192	1.5
IT Consulting & Other Services	9,521,061	1.5
Oil & Gas Equipment & Services	9,436,708	1.5
Airlines	8,385,603	1.3
Automobile Manufacturers	7,760,856	1.2
Soft Drinks	7,653,139	1.2
Electronic Manufacturing Services	7,130,918	1.1
Computer Hardware	6,749,422	1.0
Property & Casualty Insurance	6,478,540	1.0
Homebuilding	6,226,661	1.0
Pharmaceuticals	5,876,465	0.9
Independent Power Producers & Energy Traders	5,788,802	0.9
Railroads	4,909,708	0.7
Gold	4,777,442	0.7
Personal Products	4,652,115	0.7
Brewers	4,451,943	0.7
Movies & Entertainment	4,292,988	0.7
Paper Products	4,144,940	0.6
Construction & Farm Machinery & Heavy Trucks	3,992,290	0.6
Food Retail	3,800,052	0.6
Marine	3,714,591	0.6
Internet Software & Services	3,219,817	0.5
Computer Storage & Peripherals	3,151,902	0.5
General Merchandise Stores	3,082,255	0.5
Construction Materials	3,045,354	0.5
Publishing	2,893,410	0.4
Computer & Electronics Retail	2,624,044	0.4
Agricultural Products	2,574,144	0.4
Housewares & Specialties	2,393,019	0.4
Other Diversified Financial Services	2,135,155	0.3
Real Estate Management & Development	2,049,713	0.3
Apparel, Accessories & Luxury Goods	1,962,922	0.3

16

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification (Continued)

Industry	Value	Percent of Net Assets
Industrial Machinery	$1,896,042	0.3%
Photographic Products	1,846,015	0.3
Diversified Metals & Mining	1,639,694	0.2
Household Products	1,604,616	0.2
Advertising	1,540,994	0.2
Multi-Sector Holdings	1,439,003	0.2
Tobacco	1,370,823	0.2
Coal & Consumable Fuels	1,203,248	0.2
Gas Utilities	1,196,308	0.2
Commodity Chemicals	677,387	0.1
Hotels, Resorts & Cruise Lines	481,922	0.1
Fertilizers & Agricultural Chemicals	369,633	0.1
Aerospace & Defense	32	0.0 *
	$639,215,283	98.1%

*Amount is less than 0.1%

17

Van Kampen Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2006 (Unaudited)

Assets:
Total Investments (Cost $458,407,291)	$653,269,283
Foreign Currency (Cost $625,061)	630,804
Cash	210
Receivables:
Fund Shares Sold	2,216,193
Investments Sold	1,965,279
Dividends	814,606
Interest	5,985
Other	167,566
Total Assets	659,069,926
Liabilities:
Payables:
Investments Purchased	2,551,928
Fund Shares Repurchased	2,143,459
Investment Advisory Fee	661,833
Distributor and Affiliates	410,562
Accrued Expenses	686,669
Forward Foreign Currency Contracts	530,963
Directors' Deferred Compensation and Retirement Plans	220,979
Total Liabilities	7,206,393
Net Assets	$651,863,533
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$496,296,605
Net Unrealized Appreciation	193,988,517
Accumulated Net Investment Loss	(4,734,882)
Accumulated Net Realized Loss	(33,686,707)
Net Assets	$651,863,533
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $493,913,362 and 20,564,999 shares of beneficial interest issued and outstanding)	$24.02
Maximum sales charge (5.75%* of offering price)	1.47
Maximum offering price to public	$25.49
Class B Shares: Net asset value and offering price per share (Based on net assets of $85,674,273 and 3,883,478 shares of beneficial interest issued and outstanding)	$22.06
Class C Shares: Net asset value and offering price per share (Based on net assets of $70,766,392 and 3,195,895 shares of beneficial interest issued and outstanding)	$22.14
Class I Shares: Net asset value and offering price per share (Based on net assets of $1,509,506 and 62,775 shares of beneficial interest issued and outstanding)	$24.05

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
18

Van Kampen Emerging Markets Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2006 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $419,953)	$3,745,949
Interest	297,357
Total Income	4,043,306
Expenses:
Investment Advisory Fee	3,324,693
Distribution (12b-1) and Service Fees
Class A	491,107
Class B	386,975
Class C	314,296
Transfer Agent Fees	641,277
Custody	498,048
Professional Fees	62,955
Accounting and Administrative Expenses	62,343
Reports to Shareholders	53,305
Registration Fees	37,447
Directors' Fees and Related Expenses	20,331
Other	18,042
Total Expenses	5,910,819
Less Credits Earned on Cash Balances	9,394
Net Expenses	5,901,425
Net Investment Loss	$(1,858,119)
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$37,410,187
Forward Foreign Currency Contracts	945,298
Foreign Currency Transactions	(256,754)
Net Realized Gain	38,098,731
Unrealized Appreciation/Depreciation:
Beginning of the Period	100,927,217
End of the Period: Investments	194,861,992
Forward Currency Translation	(342,512)
Forward Foreign Currency Contracts	(530,963)
193,988,517
Net Unrealized Appreciation During the Period	93,061,300
Net Realized and Unrealized Gain	$131,160,031
Net Increase in Net Assets From Operations	$129,301,912

See Notes to Financial Statements
19

Van Kampen Emerging Markets Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2006	For The Year Ended June 30, 2006
From Investment Activities:
Operations:
Net Investment Loss	$(1,858,119)	$(355,866)
Net Realized Gain	38,098,731	82,390,425
Net Unrealized Appreciation During the Period	93,061,300	22,145,278
Change in Net Assets from Operations	129,301,912	104,179,837
Distributions from Net Investment Income:
Class A Shares	(771,304)	(1,301,776)
Class B Shares	-0-	-0-
Class C Shares	-0-	-0-
Class I Shares	(3,859)	-0-
	(775,163)	(1,301,776)
Distributions from Net Realized Gain:
Class A Shares	(42,071,476)	-0-
Class B Shares	(7,962,801)	-0-
Class C Shares	(6,549,318)	-0-
Class I Shares	(110,804)	-0-
	(56,694,399)	-0-
Total Distributions	(57,469,562)	(1,301,776)
Net Change in Net Assets from Investment Activities	71,832,350	102,878,061
From Capital Transactions:
Proceeds from Shares Sold	153,026,979	238,470,383
Net Asset Value of Shares Issued Through Dividend Reinvestment	37,444,259	858,171
Cost of Shares Repurchased	(74,352,247)	(166,414,423)
Net Change in Net Assets from Capital Transactions	116,118,991	72,914,131
Total Increase in Net Assets	187,951,341	175,792,192
Net Assets:
Beginning of the Period	463,912,192	288,120,000
End of the Period (Including accumulated net investment loss of $4,734,882 and $2,101,600,respectively)	$651,863,533	$463,912,192

See Notes to Financial Statements
20

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2006	2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$20.87	$15.34	$11.53	$8.65	$8.50	$8.26
Net Investment Income/Loss (a)	(.06)	.03	.07	.06	-0- (c)	(.01)
Net Realized and Unrealized Gain	5.49	5.60	3.78	2.82	0.15	0.25
Total from Investment Operations	5.43	5.63	3.85	2.88	0.15	0.24
Less:
Distributions from Net Investment Income	.04	.10	.04	-0-	-0-	-0-
Distributions from Net Realized Gain	2.24	-0-	-0-	-0-	-0-	-0-
Total Distributions	2.28	.10	.04	-0-	-0-	-0-
Net Asset Value, End of the Period	$24.02	$20.87	$15.34	$11.53	$8.65	$8.50
Total Return* (b)	26.34%**	36.73%	33.42%	33.29%	1.65%	3.03%
Net Assets at End of the Period (In millions)	$493.9	$332.7	$182.3	$129.9	$53.3	$75.1
Ratio of Expenses to Average Net Assets*	2.02%	2.14%	2.15%	2.15%	2.29%	2.22%
Ratio of Net Investment Income/Loss to Average Net Assets*	(.51%)	.16%	.53%	.53%	.01%	(.17%)
Portfolio Turnover	33%**	73%	60%	89%	86%	94%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	2.26%	2.51%	2.82%	2.47%
Ratio of Net Investment Income/Loss to Average Net Assets	N/A	N/A	.42%	.17%	(.52%)	(.42%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.02%	2.14%	2.15%	2.15%	2.15%	2.15%

**  Non-annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share

N/A=Not Applicable

See Notes to Financial Statements
21

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,	Year Ended June 30,
	2006	2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$19.36	$14.27	$10.77	$8.15	$8.07	$7.88
Net Investment Loss (a)	(.13)	(.11)	(.03)	(.03)	(.05)	(.07)
Net Realized and Unrealized Gain	5.07	5.20	3.53	2.65	0.13	.26
Total from Investment Operations	4.94	5.09	3.50	2.62	0.08	.19
Less Distributions from Net Realized Gain	2.24	-0-	-0-	-0-	-0-	-0-
Net Asset Value, End of the Period	$22.06	$19.36	$14.27	$10.77	$8.15	$8.07
Total Return* (b)	25.85%**	35.67%	32.50%	32.15%	.99%	2.41%
Net Assets at End of the Period (In millions)	$85.7	$73.0	$63.5	$55.8	$28.0	$35.3
Ratio of Expenses to Average Net Assets*	2.77%	2.89%	2.90%	2.90%	3.04%	2.96%
Ratio of Net Investment Loss to Average Net Assets*	(1.23%)	(.61%)	(.26%)	(.24%)	(.71%)	(.91%)
Portfolio Turnover	33%**	73%	60%	89%	86%	94%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	3.01%	3.26%	3.57%	3.21%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	(.37%)	(.60%)	(1.24%)	(1.16%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.77%	2.89%	2.90%	2.90%	2.90%	2.90%

**  Non-annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
22

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2006	2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$19.42	$14.32	$10.81	$8.18	$8.10	$7.90
Net Investment Loss (a)	(.13)	(.11)	(.03)	(.02)	(.05)	(.07)
Net Realized and Unrealized Gain	5.09	5.21	3.54	2.65	.13	.27
Total from Investment Operations	4.96	5.10	3.51	2.63	0.08	0.20
Less Distribution from Net Realized Gain	2.24	-0-	-0-	-0-	-0-	-0-
Net Asset Value, End of the Period	$22.14	$19.42	$14.32	$10.81	$8.18	$8.10
Total Return* (b)	25.88%**	35.61%	32.47%	32.15%	0.99%	2.53%
Net Assets at End of the Period (In millions)	$70.8	$58.2	$42.3	$34.6	$13.9	$17.1
Ratio of Expenses to Average Net Assets*	2.77%	2.89%	2.90%	2.90%	3.04%	2.96%
Ratio of Net Investment Loss to Average Net Assets*	(1.23%)	(.61%)	(.25%)	(.21%)	(.71%)	(.91%)
Portfolio Turnover	33%**	73%	60%	89%	86%	94%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	3.01%	3.26%	3.57%	3.21%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	(.36%)	(.57%)	(1.24%)	(1.16%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.77%	2.89%	2.90%	2.90%	2.90%	2.90%

**  Non-annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
23

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31, 2006	April 6, 2006 (Commencement of Operations) to June 30, 2006
Net Asset Value, Beginning of the Period	$20.89	$22.84
Net Investment Income/Loss (a)	(0.08)	.05
Net Realized and Unrealized Gain/Loss	5.56	(2.00)
Total from Investment Operations	5.48	(1.95)
Less:
Distributions from Net Investment Income	0.08	-0-
Distributions from Net Realized Gain	2.24	-0-
Total Distributions	2.32	-0-
Net Asset Value, End of the Period	$24.05	$20.89
Total Return* (b)	26.55%**	–8.54%**
Net Assets at End of the Period (In millions)	$1.5	$10.2
Ratio of Expenses to Average Net Assets*	1.75%	1.90%
Ratio of Net Investment Income/Loss to Average Net Assets*	(.72%)	0.99%
Portfolio Turnover	33%**	73%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	N/A	N/A
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	1.75%	1.90%

**  Non-annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
24

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Emerging Markets Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. The Fund commenced operations on July 6, 1994. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Forward foreign currency contracts are valued using quoted foreign exchange rates. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities

25

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $43,653,572. At June 30, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $51,964,997, which will expire according to the following schedule:

Amount	Expiration
$1,202,314	June 30, 2007
8,581,563	June 30, 2008
31,533,824	June 30, 2009
10,136,235	June 30, 2010
511,061	June 30, 2011

At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$459,945,096
Gross tax unrealized appreciation	$199,821,290
Gross tax unrealized depreciation	(6,497,103)
Net tax unrealized appreciation on investments	$193,324,187

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

26

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

The tax character of distributions paid during the year ended June 30, 2006 was as follows:

Distributions paid from:

Ordinary income	$2,210,537
Long-term capital gain	-0-
$2,210,537

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$773,952
Undistributed long-term capital gain	38,411,764

Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses related to wash sales transactions.

F.  Expense Reductions During the six months ended December 31, 2006, the Fund's custody fee was reduced by $9,394 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars. Additionally, changes in currency exchange rates will affect the value of and investment income from such securities.

27

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	1.25%
Next $500 million	1.20%
Next $1.5 billion	1.15%
Over $2.5 billion	1.00%

The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Company (the "Subadviser") to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser pays 47% of its investment advisory fee to the Subadviser.

The Adviser has agreed to waive all expenses in excess of 2.15% of Class A average net assets, 2.90% of Class B average net assets, 2.90% of Class C average net assets, and 1.90% of Class I average net assets. This waiver is voluntary and can be discontinued at any time. For the six months ended December 31, 2006, the Adviser did not waive any of its advisory fees.

For the six months ended December 31, 2006, the Fund recognized expenses of approximately $5,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $36,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $582,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $141,278 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in

28

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $5,477.

For the six months ended December 31, 2006,Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $70,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $53,200. Sales charges do not represent expenses of the Fund.

3.  Capital Transactions

For the six months ended December 31, 2006 and the year ended June 30, 2006, transactions were as follows:

	For The Six Months Ended December 31, 2006		For The Year Ended June 30, 2006
	Shares	Value	Shares	Value
Sales:
Class A	6,015,028	$138,012,661	9,534,820	$191,428,373
Class B	407,987	8,566,757	1,511,773	28,526,615
Class C	236,659	4,994,735	975,516	18,504,403
Class I	62,287	1,452,826	488	10,992
Total Sales	6,721,961	$153,026,979	12,022,597	$238,470,383
Dividend Reinvestment:
Class A	1,068,733	$24,933,556	45,333	$858,171
Class B	341,332	7,314,740	-0-	-0-
Class C	241,560	5,195,963	-0-	-0-
Class I	-0-	-0-	-0-	-0-
Total Dividend Reinvestment	1,651,625	$37,444,259	45,333	$858,171
Repurchases:
Class A	(2,460,670)	$(55,355,837)	(5,518,414)	$(109,422,877)
Class B	(635,487)	(13,209,795)	(2,194,425)	(39,510,280)
Class C	(278,867)	(5,786,615)	(934,904)	(17,481,266)
Class I	-0-	-0-	-0-	-0-
Total Repurchases	(3,375,024)	$(74,352,247)	(8,647,743)	$(166,414,423)

4.  Redemption Fee

The Fund assesses a 2% redemption fee on proceeds of Fund Shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2006, the Fund received redemption fees of approximately $18,100, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

29

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $225,903,106 and $175,252,172, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $4,310,500 and $2,670,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the portfolio's effective yield, foreign currency exposure, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Legal Matters

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants'

30

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

9.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on December 31, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

31

Van Kampen Emerging Markets Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* — Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and SecretaryJohn L. Sullivan
Chief Compliance Officer

James W. Garrett
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Investment Subadviser

Morgan Stanley Investment Company
23 Church Street
16-01 Capital Square
Singapore 049481

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

32

NOTICE TO FUND SHAREHOLDERS

As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

In light of this decision by Judge Owen - as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds - plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

33

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright ©2007 Van Kampen Funds Inc.
All rights reserved. Member NASD/SIPC

455, 555, 655
MSEM SAR 2/07
RN07-00552P-Y12/06

SEMIANNUAL REPORT

December 31, 2006

MUTUAL FUNDS

Van Kampen

Equity Growth
Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Equity Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED OFFER NO BANK GUARANTEE MAY LOSE VALUE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY NOT A DEPOSIT

Performance Summary as of 12/31/06

	A Shares since 5/28/98		B Shares since 5/28/98		C Shares since 5/28/98		I Shares since 8/12/05
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	2.99%	2.28%	2.28%	2.28%	2.28%	2.28%	11.89%
5-year	2.85	1.64	2.08	1.81	2.18	2.18	—
1-year	5.76	-0.34	4.85	-0.15	4.83	3.83	5.93
6-month	9.40	3.07	9.00	4.00	8.97	7.97	9.47

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect the conversions of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million, Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Russell 1000® Growth Index is generally representative of the U.S. market for large capitalization stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2006

Market Conditions

The markets advanced, despite volatile conditions, for the six months ended December 31, 2006. The period began with the markets significantly down due to market sell-offs following the Federal Open Market Committee's (the "Fed") 16th and 17th consecutive federal funds rate increases. Investors remained pessimistic through July as oil prices surged to new historic highs, geopolitical conflicts flared up in the Middle East and North Korea, and reported second quarter GDP growth data was lower than expected. However, by August the markets once again entered positive territory. The Fed stopped raising the target federal funds rate following its June 29th meeting, and left the rate unchanged for the remainder of its policy meetings in 2006. By autumn, energy prices were still elevated but receded from the record high. For the most part, reported corporate earnings were still better than expected, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006. Although economic growth was clearly moderating—second quarter GDP growth was revised lower, and third quarter GDP data was lower than anticipated—and housing data continued to decline, the immediate threat of recession subsided and a "soft landing" seemed more possible.

For the six months ended December 31, 2006, value stocks outperformed growth stocks, continuing a recent trend. For this same period, large-capitalization securities, in which the fund invests, outpaced both mid-cap and small-cap stocks.

Performance Analysis

The fund returned 9.40 percent for the six months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 1000® Growth Index, returned 10.10 percent for the period.

Total returns for the six-month period ended December 31, 2006

Class A	Class B	Class C	Class I	Russell 1000® Growth Index
9.40%	9.00%	8.97%	9.47%	10.10%

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

2

The fund underperformed the Russell 1000 Growth Index due to stock selection and sector allocation decisions during the period. Stock selection in the technology sector, particularly in communications technology, computer services software and computer technology firms, served to detract from returns. An underweight allocation in this sector also hurt performance. Within the energy sector, the fund's investment in certain crude oil producers also hindered performance. Although these two sectors were the only areas of the fund that detracted from overall performance, their collective impact offset the gains made in the other areas of the fund.

Despite this, there were still many decisions that greatly benefited the fund during the period. Among these was a single holding in the agriculture fishing and ranching segment of the materials and processing sector, which significantly boosted returns. Within the utilities sector, stock selection in wireless companies also proved advantageous. Furthermore, security selection in the multi-industry sector, which included conglomerates, also added to overall performance.

At the close of the period, internet software and services represented the largest sector weight and overweight in the fund, followed by fertilizers and agricultural chemicals and managed health care sectors. The financial service and technology sectors were both underweight relative to the Russell 1000 Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

3

Top 10 Holdings as of 12/31/06
Monsanto Co.	5.6%
UnitedHealth Group, Inc.	5.2
American Express Co.	4.5
Google, Inc., Class A	4.3
Sears Holdings Corp.	4.2
Ultra Petroleum Corp.	3.7
Moody's Corp.	3.7
NIKE, Inc., Class B	3.6
Amazon.com, Inc.	3.5
America Movil, SA de CV, Series L	3.4
Summary of Investments by Industry Classification as of 12/31/06
Internet Software & Services	8.8%
Fertilizers & Agricultural Chemicals	5.6
Managed Health Care	5.2
Specialized Finance	5.1
Communications Equipment	4.5
Consumer Finance	4.5
Computer Hardware	4.3
Department Stores	4.2
Hotels, Resorts & Cruise Lines	4.2
Oil & Gas Exploration & Production	3.7
Footwear	3.6
Internet Retail	3.5
Wireless Telecommunication Services	3.4
Broadcasting & Cable TV	3.3
Hypermarkets & Super Centers	3.2
Semiconductors	2.7
Real Estate Management & Development	2.6
Property & Casualty Insurance	2.4
Other Diversified Financial Services	2.2
Diversified Commercial & Professional Services	2.1
Multi-Line Insurance	2.0
Apparel Retail	1.9
Publishing	1.9
Distillers & Vintners	1.8
Casinos & Gaming	1.7
Home Entertainment Software	1.7

(continued on next page)

4

Summary of Investments by Industry Classification as of 12/31/06

(continued from previous page)

Apparel, Accessories & Luxury Goods	1.7%
Construction Materials	1.6
Data Processing & Outsourced Services	1.5
Air Freight & Logistics	1.5
Motorcycle Manufacturers	1.4
Biotechnology	1.4
Construction & Engineering	0.2
Total Investments	99.4
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

6

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/06	12/31/06	7/1/06-12/31/06
Class A
Actual	$1,000.00	$1,093.95	$6.54
Hypothetical	1,000.00	1,018.91	6.31
(5% annual return before expenses)
Class B
Actual	1,000.00	1,090.01	10.54
Hypothetical	1,000.00	1,015.11	10.16
(5% annual return before expenses)
Class C
Actual	1,000.00	1,089.66	10.53
Hypothetical	1,000.00	1,015.11	10.16
(5% annual return before expenses)
Class I
Actual	1,000.00	1,094.71	5.23
Hypothetical	1,000.00	1,020.21	5.04
(5% annual return before expenses)

*  Expenses are equal to the Fund's annualized expense ratio of 1.24%, 2.00%, 2.00% and 0.99% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

8

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited)

Description		Number of Shares	Value
Common Stocks 99.4%
Air Freight & Logistics 1.5%
C.H. Robinson Worldwide, Inc.		105,804	$4,326,326
Apparel, Accessories & Luxury Goods 1.7%
Coach, Inc. (a)		113,115	4,859,420
Apparel Retail 1.9%
Abercrombie & Fitch Co., Class A		79,205	5,515,044
Biotechnology 1.4%
Genentech, Inc. (a)		49,776	4,038,327
Broadcasting & Cable TV 3.3%
Grupo Televisa SA—ADR (Mexico)		351,045	9,481,725
Casinos & Gaming 1.7%
International Game Technology		107,837	4,982,069
Communications Equipment 4.5%
3	Com Corp. (a)	954,303	3,922,186
Corning, Inc. (a)		488,192	9,134,072
			13,056,258
Computer Hardware 4.3%
Apple Computer, Inc. (a)		73,576	6,242,188
Dell, Inc. (a)		246,534	6,185,538
			12,427,726
Construction & Engineering 0.2%
China Communications Construction Co., Ltd. (HKD) (China) (a)		500,000	493,681
Construction Materials 1.6%
Cemex SA de CV—ADR (Mexico)		138,467	4,691,262
Consumer Finance 4.5%
American Express Co.		211,933	12,857,975
Data Processing & Outsourced Services 1.5%
Western Union Co.		196,819	4,412,682
Department Stores 4.2%
Sears Holdings Corp. (a)		72,477	12,171,063

See Notes to Financial Statements
9

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Distillers & Vintners 1.8%
Diageo PLC—ADR (United Kingdom)	63,727	$5,054,188
Diversified Commercial & Professional Services 2.1%
Corporate Executive Board Co.	68,222	5,983,069
Fertilizers & Agricultural Chemicals 5.6%
Monsanto Co.	306,738	16,112,947
Footwear 3.6%
NIKE, Inc., Class B	106,302	10,527,087
Home Entertainment Software 1.7%
Electronic Arts, Inc. (a)	98,205	4,945,604
Hotels, Resorts & Cruise Lines 4.2%
Ctrip.com International Ltd.—ADR (Cayman Islands)	107,694	6,728,721
Marriott International, Inc., Class A	112,490	5,368,023
		12,096,744
Hypermarkets & Super Centers 3.2%
Costco Wholesale Corp.	172,998	9,146,404
Internet Retail 3.5%
Amazon.com, Inc. (a)	257,763	10,171,328
Internet Software & Services 8.8%
eBay, Inc. (a)	292,113	8,783,838
Google, Inc., Class A (a)	26,910	12,391,517
Yahoo!, Inc. (a)	170,743	4,360,776
		25,536,131
Managed Health Care 5.2%
UnitedHealth Group, Inc.	277,945	14,933,985
Motorcycle Manufacturers 1.4%
Harley-Davidson, Inc.	58,389	4,114,673
Multi-Line Insurance 2.0%
American International Group, Inc.	80,336	5,756,878
Oil & Gas Exploration & Production 3.7%
Ultra Petroleum Corp. (Canada) (a)	224,747	10,731,669
Other Diversified Financial Services 2.2%
Citigroup, Inc.	116,119	6,467,828

See Notes to Financial Statements
10

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Property & Casualty Insurance 2.4%
Berkshire Hathaway, Inc., Class B (a)	1,873	$6,866,418
Publishing 1.9%
McGraw-Hill Cos., Inc.	78,985	5,372,560
Real Estate Management & Development 2.6%
Brookfield Asset Management, Inc., Class A (Canada)	154,494	7,443,521
Semiconductors 2.7%
Marvell Technology Group Ltd. (Bermuda) (a)	408,508	7,839,269
Specialized Finance 5.1%
Chicago Mercantile Exchange Holdings, Inc.	8,019	4,087,685
Moody's Corp.	154,658	10,680,682
		14,768,367
Wireless Telecommunication Services 3.4%
America Movil SA de CV, Series L—ADR (Mexico)	214,318	9,691,460
Total Investments 99.4% (Cost $235,849,822)		286,873,688

Other Assets in Excess of Liabilities 0.6%	1,749,906
Net Assets 100.0%	$288,623,594

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

ADR—American Depositary Receipt

HKD—Hong Kong dollar

See Notes to Financial Statements
11

Van Kampen Equity Growth Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2006 (Unaudited)

Assets:
Total Investments (Cost $235,849,822)	$286,873,688
Receivables:
Investments Sold	3,138,846
Fund Shares Sold	134,128
Dividends	82,414
Interest	1,984
Other	216,581
Total Assets	290,447,641
Liabilities:
Payables:
Fund Shares Repurchased	527,807
Custodian Bank	443,216
Distributor and Affiliates	280,530
Investment Advisory Fee	125,500
Directors' Deferred Compensation and Retirement Plans	294,810
Accrued Expenses	152,184
Total Liabilities	1,824,047
Net Assets	$288,623,594
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$397,328,221
Net Unrealized Appreciation	51,023,866
Accumulated Net Investment Loss	(1,510,156)
Accumulated Net Realized Loss	(158,218,337)
Net Assets	$288,623,594
Maximum Offering Price Per Share:
Class A Shares:
Net Asset value and redemption price per share (Based on net assets of $182,067,186 and 15,487,058 shares of beneficial interest issued and outstanding)	$11.76
Maximum sales charge (5.75%* of offering price)	0.72
Maximum offering price to public	$12.48
Class B Shares:
Net asset value and offering price per share (Based on net assets of $77,350,912 and 7,018,233 shares of beneficial interest issued and outstanding)	$11.02
Class C Shares:
Net asset value and offering price per share (Based on net assets of $28,230,848 and 2,552,394 shares of beneficial interest issued and outstanding)	$11.06
Class I Shares:
Net asset value and offering price per share (Based on net assets of $974,648 and 82,637 shares of beneficial interest issued and outstanding)	$11.79

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
12

Van Kampen Equity Growth Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2006 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $10,755)	$855,512
Interest	114,368
Total Income	969,880
Expenses:
Investment Advisory Fee	731,336
Distribution (12b-1) and Service Fees
Class A	230,398
Class B	394,136
Class C	142,183
Transfer Agent Fees	506,101
Reports to Shareholders	64,021
Registration Fees	41,765
Professional Fees	37,700
Accounting and Administrative Expenses	37,295
Directors' Fees and Related Expenses	18,759
Custody	13,672
Other	13,632
Total Expenses	2,230,998
Less Credits Earned on Cash Balances	4,337
Net Expenses	2,226,661
Net Investment Loss	$(1,256,781)
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$15,357,948
Foreign Currency Transactions	(94)
Net Realized Gain	15,357,854
Unrealized Appreciation/Depreciation:
Beginning of the Period	39,594,392
End of the Period	51,023,866
Net Unrealized Appreciation During the Period	11,429,474
Net Realized and Unrealized Gain	$26,787,328
Net Increase in Net Assets From Operations	$25,530,547

See Notes to Financial Statements
13

Van Kampen Equity Growth Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2006	For The Year Ended June 30, 2006
From Investment Activities:
Operations:
Net Investment Loss	$(1,256,781)	$(2,608,580)
Net Realized Gain	15,357,854	35,432,949
Net Unrealized Appreciation/Depreciation During the Period	11,429,474	(1,131,738)
Net Change in Net Assets from Investment Activities	25,530,547	31,692,631
From Capital Transactions:
Proceeds from Shares Sold	28,228,662	104,021,504
Cost of Shares Repurchased	(63,716,739)	(131,816,001)
Net Change in Net Assets from Capital Transactions	(35,488,077)	(27,794,497)
Total Increase/Decrease in Net Assets	(9,957,530)	3,898,134
Net Assets:
Beginning of the Period	298,581,124	294,682,990
End of the Period (Including accumulated net investment loss of $1,510,156 and $253,375, respectively)	$288,623,594	$298,581,124

See Notes to Financial Statements
14

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2006	2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$10.75	$9.65	$9.25	$8.06	$8.38	$10.76
Net Investment Loss (a)	(0.03)	(0.05)	(0.04)	(0.04)	(0.02)	(0.06)
Net Realized and Unrealized Gain/Loss	1.04	1.15	0.44	1.23	(0.30)	(2.32)
Total from Investment Operations	1.01	1.10	0.40	1.19	(0.32)	(2.38)
Net Asset Value, End of the Period	$11.76	$10.75	$9.65	$9.25	$8.06	$8.38
Total Return* (b)	9.40%**	11.40%	4.32%	14.76%	–3.82%	–22.12%
Net Assets at End of the Period (In millions)	$182.1	$183.3	$156.2	$57.0	$34.4	$31.0
Ratio of Expenses to Average Net Assets*	1.24%	1.24%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets*	(0.58%)	(0.49%)	(0.41%)	(0.49%)	(0.30%)	(0.60%)
Portfolio Turnover	31%**	75%	154%	135%	186%	115%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	1.59%	1.67%	1.75%	1.60%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	(0.50%)	(0.66%)	(0.55%)	(0.70%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
15

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,	Year Ended June 30,
	2006	2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$10.11	$9.15	$8.84	$7.76	$8.12	$10.51
Net Investment Loss (a)	(0.07)	(0.13)	(0.10)	(0.11)	(0.08)	(0.13)
Net Realized and Unrealized Gain/Loss	0.98	1.09	0.41	1.19	(0.28)	(2.26)
Total from Investment Operations	0.91	0.96	0.31	1.08	(0.36)	(2.39)
Net Asset Value, End of the Period	$11.02	$10.11	$9.15	$8.84	$7.76	$8.12
Total Return* (b)	9.00%**	10.49%	3.51%	13.92%	–4.55%	–22.65%
Net Assets at End of the Period (In millions)	$77.4	$84.6	$108.1	$33.6	$28.7	$30.4
Ratio of Expenses to Average Net Assets*	2.00%	1.99%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets*	(1.34%)	(1.25%)	(1.19%)	(1.24%)	(1.05%)	(1.35%)
Portfolio Turnover	31%**	75%	154%	135%	186%	115%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	2.34%	2.42%	2.50%	2.35%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	(1.28%)	(1.41%)	(1.30%)	(1.45%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
16

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2006	2006	2005	2004	2003		2002
Net Asset Value, Beginning of the Period	$10.15	$9.19	$8.87	$7.79	$8.12		$10.50
Net Investment Loss (a)	(0.07)	(0.13)	(0.09)	(0.11)	(0.06)		(0.13)
Net Realized and Unrealized Gain/Loss	0.98	1.09	0.41	1.19	(0.27)		(2.25)
Total from Investment Operations	0.91	0.96	0.32	1.08	(0.33)		(2.38)
Net Asset Value, End of the Period	$11.06	$10.15	$9.19	$8.87	$7.79		$8.12
Total Return* (b)	8.97%**	10.45%	3.61%	13.86%	–4.06	%(c)	–22.67%
Net Assets at End of the Period (In millions)	$28.2	$29.7	$30.4	$20.9	$15.7		$15.7
Ratio of Expenses to Average Net Assets*	2.00%	1.99%	2.25%	2.25%	2.25%		2.25%
Ratio of Net Investment Loss to Average Net Assets*	(1.34%)	(1.25%)	(1.11%)	(1.24%)	(0.81	%)(c)	(1.36%)
Portfolio Turnover	31%**	75%	154%	135%	186%		115%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	N/A	2.34%	2.42%	2.50%		2.35%
Ratio of Net Investment Loss to Average Net Assets	N/A	N/A	(1.20%)	(1.41%)	(1.06	%)(c)	(1.46%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)  Certain non-recurring payments were made to Class C Shares, resulting in a decrease to the Total Return and Ratio of Net Investment Loss to Average Net Assets of .21% and .24%, respectively.

N/A=Not Applicable

See Notes to Financial Statements
17

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	Six Months Ended December 31, 2006	August 12, 2005 (Commencement of Operations) to June 30, 2006
Net Asset Value, Beginning of the Period	$10.77	$10.09
Net Investment Loss (a)	(0.02)	(0.03)
Net Realized and Unrealized Gain	1.04	0.71
Total from Investment Operations	1.02	0.68
Net Asset Value, End of the Period	$11.79	$10.77
Total Return (b)	9.47%*	6.74%*
Net Assets at End of the Period (In millions)	$1.0	$1.0
Ratio of Expenses to Average Net Assets	0.99%	0.96%
Ratio of Net Investment Loss to Average Net Assets	(0.33%)	(0.27%)
Portfolio Turnover	31%*	75%

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements
18

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Equity Growth Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of medium-and large-capitalization companies. The Fund commenced operations on May 28, 1998. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

19

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $35,648,538. At June 30, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $169,776,543, which will expire according to the following schedule.

Amount	Expiration
$51,487,950	June 30, 2009
96,403,579	June 30, 2010
21,885,014	June 30, 2011

At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$239,649,469
Gross tax unrealized appreciation	$55,293,550
Gross tax unrealized depreciation	(8,069,331)
Net tax unrealized appreciation on investments	$47,224,219

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date. There were no distributions paid during the year ended June 30, 2006.

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2006, the Fund's custody fee was reduced by $4,337 as a result of credits earned on cash balances.

20

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.50%
Next $1 billion	.45%
Next $1 billion	.40%
Over $3 billion	.35%

The Adviser has agreed to waive all expenses in excess of 1.50% of Class A average daily net assets, 2.25% of Class B average daily net assets, 2.25% of Class C average daily net assets, and 1.25% of Class I average daily net assets. For the six months ended December 31, 2006, the Adviser did not waive any of its advisory fees. This waiver is voluntary and can be discontinued at any time.

For the six months ended December 31, 2006, the Fund recognized expenses of approximately $6,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $38,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $408,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $205,959 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon

21

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2006, the Fund paid brokerage commissions to Morgan Stanley DW Inc. ("Morgan Stanley"), an affiliate of the Adviser, totaling $26,991.

For the six months ended December 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $19,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $43,000. Sales charges do not represent expenses of the Fund.

3.  Capital Transactions

For the six months ended December 31, 2006 and the year ended June 30, 2006, transactions were as follows:

	For The Six Months Ended December 31, 2006		For The Year Ended June 30, 2006
	Shares	Value	Shares	Value
Sales:
Class A	1,919,658	$21,019,139	7,088,062	$77,023,015
Class B	598,926	6,226,644	1,225,095	12,556,618
Class C	92,358	943,303	644,379	6,718,967
Class I	3,650	39,576	765,068	7,722,904
Total Sales	2,614,592	$28,228,662	9,722,604	$104,021,504
Repurchases:
Class A	(3,490,982)	$(39,021,874)	(6,209,085)	$(66,431,526)
Class B	(1,945,198)	(19,815,319)	(4,674,323)	(47,432,314)
Class C	(465,270)	(4,770,070)	(1,023,529)	(10,471,112)
Class I	(9,974)	(109,476)	(676,107)	(7,481,049)
Total Repurchases	(5,911,424)	$(63,716,739)	(12,583,044)	$(131,816,001)

4.  Redemption Fee

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2006, the Fund received redemption fees of approximately $600, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $90,459,158 and $125,380,985, respectively.

22

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $46,300 and $35,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Legal Matters

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006,

23

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on December 31, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

24

Van Kampen Equity Growth Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

James W. Garrett
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

NOTICE TO FUND SHAREHOLDERS

As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

In light of this decision by Judge Owen – as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds - plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

26

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright ©2007 Van Kampen Funds Inc.
All rights reserved. Member NASD/SIPC

468, 568, 668
EQG SAR
RN07-00516P-Y12/06

SEMIANNUAL REPORT

December 31, 2006

MUTUAL FUNDS

Van Kampen

Global Equity
Allocation Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Equity Allocation Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectus contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/06

Average Annual Total Returns

	A Shares since 1/04/93		B Shares since 8/01/95		C Shares since 1/04/93
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge
Since Inception	9.11%	8.65%	7.89%	7.89%	8.31%	8.31%
10-year	7.37	6.73	6.85	6.85	6.58	6.58
5-year	8.98	7.71	8.79	8.58	8.17	8.17
1-year	18.49	11.70	18.75	13.75	17.62	16.62
6-month	13.33	6.79	13.30	8.30	12.85	11.85

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

For the six-month period ended December 31, 2006

Market Conditions

Global equity markets were strong in the second half of 2006, with many equity markets closing at multi-year highs. The MSCI All Country World Index rose nearly 14% for this six-month period. Regionally, emerging markets were the strongest performer, followed by Euroland Europe, the U.K., the U.S. and, finally, Japan.

U.S. growth decelerated in the second half of 2006 as contractions in housing and auto production took significant chunks out of aggregate gross domestic product (GDP). Corporations also appear to have become more cautious on spending in recent months, possibly in anticipation of a consumer slowdown. However, contrary to bearish predictions, U.S. real personal consumption does not appear to be declining precipitously as growth continues to hover around 3 percent. (Whether this trend in U.S. final demand can be maintained in 2007 will be a key to the outlook for global economy and markets.) Continued softness in the price of oil appeared to be feeding through into better inflation data as the November core Consumer Price Index (CPI) and core Personal Consumption Expenditures (PCE), two measures of inflation, came in below expectations.

Much of the rest of the world also slowed, but retained a robust growth rate in 2006. Europe's economies surprised on the upside throughout the year as corporate expansion led to a late-cycle consumer upswing. The December manufacturing and services activities indexes still indicated expansion. Furthermore, both the December German IFO "current assessment" and "expectations" measures of business sentiment were above expectations, with the former hitting a new post-unification high.

Emerging market economies, particularly China and India, have slowed, but continued their impressive pace of structural growth. After three solid years of equity market growth, emerging Asia recently exceeded its 1992-1994 highs. Japan was somewhat of a disappointment in 2006, as consumer and corporate spending did not pick up as quickly as we had anticipated. However, economic (and market) expectations were recalibrated to a certain extent, and the solid fourth quarter Tankan survey of business confidence and Small Medium Enterprise data seemed to indicate an expanding recovery base.

Performance Analysis

The fund returned 13.33 percent for the six months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the MSCI All Country World Index, returned 13.97 percent for the period.

Total return for the six-month period ended December 31, 2006

Class A	Class B	Class C	MSCI All Country World Index
13.33%	13.30%	12.85%	13.97%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Relative to the MSCI All Country World Index, positive performance was driven by above-benchmark allocations to the emerging markets and Asia ex-Japan. Specifically, Singapore, Hong Kong, and emerging markets holdings China, Mexico and Brazil contributed most significantly to the fund's results during the period. Detracting from portfolio returns, however, was the overweight to Japan and the corresponding underweight to Europe. Additionally, both the Euro and the U.K. sterling posted a very modest rise relative to the U.S. dollar, which had a negative influence on performance.

As of the end of the reporting period, the fund's portfolio was fully invested. Relative to the MSCI All Country World Index, regional portfolio weights were: overweights in emerging markets and Japan, a slight overweight to Asia ex-Japan, and underweights in Euroland Europe, the U.K. and the U.S.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

Top 10 Holdings as of 12/31/06
General Electric Co.	1.3%
Exxon Mobil Corp.	1.3
Toyota Motor Corp.	1.2
Citigroup, Inc.	1.1
Microsoft Corp.	1.0
Procter & Gamble Co.	0.8
Petroleo Brasileiro, SA	0.8
Samsung Electronics Co., Ltd.	0.7
China Mobile Hong Kong, Ltd.	0.7
Cisco Systems, Inc.	0.7
Summary of Investments by Countries as of 12/31/06
United States	35.7%
Japan	14.3
Germany	5.3
United Kingdom	4.6
Canada	3.8
Hong Kong	2.7
Brazil	2.6
France	2.4
Singapore	2.2
Switzerland	2.0
Republic of Korea (South Korea)	1.8
Mexico	1.8
Australia	1.7
Turkey	1.6
China	1.5
Russia	1.4
India	1.2
Sweden	1.2
Poland	1.2
South Africa	0.7
Bermuda	0.6
Netherlands	0.6
Belgium	0.6
Finland	0.6
Austria	0.5

(continued on next page)

Summary of Investments by Countries as of 12/31/06

(continued from previous page)

Cayman Islands	0.4%
Spain	0.4
Indonesia	0.3
Netherlands Antilles	0.3
Italy	0.3
Morocco	0.3
Denmark	0.3
Norway	0.2
Hungary	0.1
Greece	0.1
Philippines	0.1
Egypt	0.1
Portugal	0.1
Ireland	0.1
Malaysia	0.0	*
Panama	0.0	*
Total Long-Term Investments	95.7
Total Repurchase Agreements	3.1
Total Investments	98.8
Foreign Currency	0.1
Other Assets in Excess of Liabilities	1.1
Net Assets	100.0%

*Amount is less than 0.1%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the countries shown above. Top ten holdings are as a percentage of long-term investments. Summary of investments by countries are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/06	12/31/06	7/1/06-12/31/06
Class A
Actual	$1,000.00	$1,133.25	$9.14
Hypothetical (5% annual return before expenses)	1,000.00	1,016.61	8.64
Class B
Actual	1,000.00	1,132.98	9.25
Hypothetical (5% annual return before expenses)	1,000.00	1,016.61	8.74
Class C
Actual	1,000.00	1,128.51	13.14
Hypothetical (5% annual return before expenses)	1,000.00	1,012.81	12.43

*  Expenses are equal to the Fund's annualized expense ratio of 1.70%, 1.72%, and 2.45% for Class A, B, and C respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited)

Description	Number of Shares	Value
Common Stocks 93.0%
Australia 1.7%
AGL Energy, Ltd. (a)	3,387	$43,258
Alinta, Ltd.	1,955	18,240
Alumina, Ltd.	16,559	82,869
Amcor, Ltd.	12,858	73,584
AMP, Ltd.	9,685	77,213
Ansell, Ltd.	1,216	10,798
Australia and New Zealand Banking Group, Ltd.	10,530	234,478
BHP Billiton, Ltd.	51,198	1,022,453
BlueScope Steel, Ltd.	10,846	73,798
Boral, Ltd.	8,518	51,302
Brambles Industries PLC (a)	7,210	73,018
Caltex Australia, Ltd.	7,354	133,512
Coca-Cola Amatil, Ltd.	3,835	23,491
Coles Myer, Ltd.	7,823	86,451
Commonwealth Bank of Australia	8,701	339,835
CSL, Ltd.	628	32,405
CSR, Ltd.	13,819	40,905
Fairfax	7,520	28,671
Foster's Group, Ltd.	14,867	81,208
Insurance Australia Group, Ltd.	12,377	62,038
Leighton Holdings, Ltd.	1,573	25,106
Lend Lease Corp., Ltd.	3,086	44,919
Macquarie Bank, Ltd.	1,522	94,826
Macquarie Infrastructure Group, Ltd.	17,128	46,779
Mayne Nickless, Ltd.	6,557	19,668
Mayne Pharma, Ltd.	8,774	28,188
National Australia Bank, Ltd.	11,606	370,112
Newcrest Mining, Ltd.	4,743	98,652
OneSteel, Ltd.	8,110	29,960
Orica, Ltd.	5,470	104,921
Origin Energy, Ltd.	52,686	343,930
PaperlinX, Ltd.	6,583	20,421
QBE Insurance Group, Ltd.	5,056	115,139
Rinker Group, Ltd.	13,590	193,627
Rio Tinto, Ltd.	4,441	260,459
Santos, Ltd.	38,691	301,437
Stockland Trust Group	12	78
Suncorp-Metway, Ltd.	4,015	64,494
Sydney Roads Group	5,709	5,949
Tabcorp Holdings, Ltd.	2,955	39,303
Telstra Corp., Ltd.	15,720	51,372
Toll Holdings, Ltd.	2,755	39,731
Transurban Group	4,392	26,417

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Australia (Continued)
Wesfarmers, Ltd.	2,736	$81,074
Westpac Banking Corp., Ltd.	12,305	235,442
Woodside Petroleum, Ltd.	21,166	636,718
Woolworths, Ltd.	7,537	142,189
		6,010,438
Austria 0.5%
Andritz, AG	210	45,546
Bank of Austria Creditanstalt, AG	607	95,992
Boehler-Udderholm, AG	1,056	74,020
Erste Bank Der Oester Spark, AG	5,538	424,736
Flughafen Wein, AG	315	30,937
IMMOFINANZ Immobilien Anlagen (a)	10,188	145,246
Mayr-Melnhof Karton, AG	128	23,993
Oesterreichish Elektrizitaets, AG, Class A	2,290	122,186
OMV, AG	4,892	277,616
Raiffeisen International Bank—Holding, AG	815	124,270
Telekom Austria, AG	9,638	258,270
Voestalpine, AG	2,052	115,853
Wienerberger Baustoffindustrie, AG	1,739	103,300
Wiener Stadtische	670	47,052
		1,889,017
Belgium 0.6%
AGFA-Gevaert, NV	970	24,790
Bekaert, SA	82	10,251
Belgacom, SA	1,334	58,763
Dexia	10,623	290,975
Fortis, AG	27,688	1,181,281
KBC Bankverzekerin Holdings	1,460	179,044
Solvay, SA	731	112,128
UCB, SA	1,480	101,493
Umicore	263	44,785
		2,003,510
Bermuda 0.6%
Accenture, Ltd., Class A	4,100	151,413
Cheung Kong Infrastructure	10,000	30,984
China Water Affairs Group, Ltd. (a)	45,586	17,465
Esprit Holdings, Ltd.	29,500	330,146
Everest Re Group, Ltd.	700	68,677
Ingersoll-Rand Co., Ltd., Class A	6,600	258,258
Johnson Electric Holdings, Ltd.	47,500	32,549
Kerry Properties, Ltd.	11,123	51,980
Li & Fung, Ltd.	53,900	168,041
Marvell Technology Group, Ltd. (a)	3,100	59,489

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Bermuda (Continued)
Nabors Industries, Ltd. (a)	2,300	$68,494
NWS Holdings, Ltd.	46,000	105,622
Shangri-La Asia, Ltd.	31,004	80,915
Tyco International, Ltd.	22,000	668,800
Weatherford International, Ltd. (a)	2,654	110,911
Yue Yuen Industrial Holdings, Ltd.	11,000	34,789
		2,238,533
Brazil 0.3%
Ambev Cia De Bebid Companhia de Bebidas das Americas (a)	176,049	77,704
Arcelor Brasil, SA (a)	3,979	78,220
Companhia Brasileira de Distribuicao—ADR	650	22,211
Companhia de Concessoes Rodoviarias	8,600	116,129
Empresa Brasileira de Aeronautica, SA (a)	18,443	190,343
Gol—Linhas Aereas Inteligentes, SA—ADR (a)	3,700	106,079
Sider Nacional Cia	4,861	146,751
Souza Cruz (Cia) Npv (a)	4,500	80,143
Uniao de Bancos Brasileiros, SA—ADR (a)	4,100	381,136
		1,198,716
Canada 3.7%
Abitibi-Consolidated, Inc. (a)	7,750	19,871
Agrium, Inc.	3,250	101,835
Alcan, Inc.	5,545	269,987
Bank of Montreal	6,600	390,516
Bank of Nova Scotia	12,400	553,994
Barrick Gold Corp.	10,685	328,480
BCE, Inc.	5,764	155,203
Biovail Corp.	2,900	61,176
Bombardier, Inc., Class B (a)	18,300	61,986
Brookfield Asset Management Inc., Class A	4,200	202,986
CAE, Inc.	2,500	23,046
Cameco Corp.	5,200	210,470
Canadian Imperial Bank of Commerce	5,100	429,902
Canadian Natural Resources, Ltd.	11,500	612,893
Canadian Pacific Railway, Ltd.	3,150	165,853
Canadian Tire Corp., Class A	1,400	85,094
Celestica, Inc. (a)	3,700	28,809
Cognos, Inc. (a)	700	29,743
Domtar, Inc. (a)	8,300	70,107
Enbridge, Inc.	5,500	189,928
EnCana Corp.	24,932	1,147,238
Fairfax Financial Holdings, Ltd.	100	19,866
Four Seasons Hotels, Inc.	500	40,741
George Weston, Ltd.	2,300	149,106

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Canada (Continued)
Goldcorp, Inc.	3,628	$103,008
Husky Energy, Inc.	4,400	294,453
IGM Financial, Inc.	675	28,420
Imperial Oil, Ltd.	13,200	485,937
Inco, Ltd. (a)	5,150	378,958
Kinross Gold Corp. (a)	2,800	33,183
Magna International, Inc., Class A	2,100	169,041
Manulife Financial Corp.	11,512	388,455
Manulife Financial Corp.	6,444	217,743
MDS, Inc., Class B	6,200	113,085
Meridian Gold, Inc. (a)	900	25,029
Methanex Corp.	600	16,413
MI Developments, Inc., Class A	1,150	41,122
National Bank of Canada	1,600	90,335
Nexen, Inc.	7,600	418,402
Nortel Networks Corp. (a)	5,966	160,028
Nova Chemicals Corp.	500	13,935
Novelis, Inc.	1,329	37,141
Petro-Canada	10,600	434,035
Potash Corp. of Saskatchewan, Inc.	2,600	372,336
Power Corp. of Canada	7,800	236,043
Rogers Communication, Inc., Class B	9,800	291,609
Royal Bank of Canada	15,200	723,406
Shell Canada, Ltd.	4,700	175,361
Suncor Energy, Inc.	10,700	842,218
Sun Life Financial, Inc.	3,789	160,248
Talisman Energy, Inc.	33,600	570,493
Teck Cominco, Ltd.	3,893	293,440
Thomson Corp.	4,000	165,948
TransAlta Corp.	2,500	57,111
TransCanada Corp.	5,644	196,547
		12,882,313
Cayman Islands 0.4%
ACE, Ltd.	1,100	66,627
ASM Pacific Technology, Ltd.	1,000	5,567
China Mengniu Dairy Co., Ltd.	31,000	81,303
GlobalSantaFe Corp.	3,598	211,490
Hopewell Highway Infrastructure, Ltd.	61,000	52,308
Hutchison Telecommunications International, Ltd. (a)	40,000	101,102
Noble Corp.	200	15,230
Seagate Technology	2,900	76,850
Transocean, Inc. (a)	7,000	566,230
XL Capital, Ltd., Class A	1,800	129,636
		1,306,343

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
China 1.5%
Air China, Ltd., Class H	100,000	$54,125
Aluminum Corp. of China, Ltd., Class H	100,000	92,822
Angang Steel Co., Ltd., Class H	48,000	70,473
Anhui Expressway Co., Ltd., Class H	84,000	67,819
Bank of Communications, Ltd., Class H	229,000	275,567
Beijing Capital International Airport Co., Ltd., Class H	64,000	50,109
China Construction Bank, Class H	863,959	549,811
China COSCO Holdings Co., Ltd., Class H	65,000	42,368
China Life Insurance Co., Ltd., Class H	266,000	904,529
China National Building Material Co., Ltd., Class H	87,217	56,401
China Petroleum & Chemical Corp., Class H	658,000	609,079
China Shipping Container Lines Co., Ltd., Class H	88,000	23,758
China Shipping Development Co., Ltd., Class H	71,979	110,120
China Telecom Corp., Ltd., Class H	534,000	292,460
Datang International Power Generation Co., Ltd., Class H	82,000	85,391
Guangshen Railway Co., Ltd., Class H	82,000	55,873
Harbin Power Equipment Co., Ltd., Class H	120,000	137,614
Huaneng Power International, Inc., Class H	150,000	133,834
Jiangsu Expressway Co., Ltd., Class H	68,000	42,837
Jiangxi Copper Co., Ltd., Class H	55,000	56,002
Maanshan Iron & Steel Co., Ltd., Class H	76,000	41,721
PetroChina Co., Ltd., Class H	620,000	878,392
PICC Property & Casualty Co., Ltd., Class H (a)	98,000	50,145
Ping An Insurance Co. of China, Ltd., Class H	46,000	254,002
Sinopec Shangai Petrochemical Co., Ltd., Class H	120,000	59,242
Yanzhou Coal Minining Co., Ltd., Class H	86,000	69,545
Zhejiang Expressway Co., Ltd., Class H	84,000	64,364
		5,128,403
Denmark 0.3%
Danske Bank A/S	9,451	419,948
DSV A/S	200	36,539
GN Store Nord A/S (GN Great Nordic) (a)	4,500	66,518
Novo-Nordisk A/S	2,750	229,053
Novozymes A/S	581	49,987
Vestas Wind Systems A/S (a)	2,300	97,211
		899,256
Egypt 0.1%
Orascom Telecom Holding	3,187	210,670
Finland 0.6%
Cargotec Corp.	635	35,290
Fortum Oyj	6,597	187,752
Kesko Oyj	5,585	295,047

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Finland (Continued)
Kone Oyj, Class B	1,270	$71,987
Metso Oyj	3,523	177,837
Neste Oil Oyj	1,799	54,691
Nokia Oyj	11,897	243,108
Outokumpu Oyj	4,356	170,549
Rautaruukki Oyj	507	20,178
Sampo Oyj, Class A	8,129	217,618
Stora Enso Oyj	6,653	105,388
TietoEnator Oyj	3,582	115,563
UPM-Kymmene Oyj	5,849	147,625
Uponor Oyj	484	18,119
Wartsila Oyj	782	42,127
		1,902,879
France 2.4%
Accor, SA	1,899	147,148
Air Liquide	875	207,792
Alcatel-Lucent, SA—ADR	10,091	143,494
Alcatel-Lucent, SA	8,892	127,943
Alstom (a)	1,900	257,581
Arkema (a)	355	18,243
Atos Origin (a)	43	2,550
Axa	13,630	551,823
BNP Paribas, SA	11,699	1,276,386
Bouygues, SA	1,724	110,671
Business Objects, SA (a)	289	11,342
Cap Gemini, SA	1,292	81,097
Carrefour, SA	1,380	83,687
Casino Guichard	172	15,984
CNP Assurances	519	57,960
Compagnie de Saint-Gobain	1,966	165,186
Credit Agricole, SA	4,692	197,330
Dassault Systemes, SA	262	13,903
Essilor International, SA	309	33,223
France Telecom, SA	9,220	254,980
Gecina, SA	370	70,821
Hermes International	234	29,268
Imerys, SA	308	27,403
Klepierre	334	63,048
Lafarge, SA	1,263	187,896
Lagardere SCA	722	58,138
LVMH Moet-Hennessy Louis Vuitton, SA	1,209	127,595
Michelin (C.G.D.E.)	563	53,881
Neopost, SA	219	27,507

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
France (Continued)
Peugeot, SA	626	$41,483
PPR, SA	336	50,208
Publicis Groupe	745	31,421
Renault, SA	631	75,799
Safran, SA	630	14,620
Sanofi-Aventis, SA	6,300	581,726
Schneider Electric, SA	1,391	154,424
Societe BIC, SA	411	28,619
Societe Generale	4,528	768,666
Societe Television Francaise	915	33,953
Sodexho Alliance, SA	1,107	69,455
Suez, SA	4,575	236,919
Suez, SA	602	31,294
Suez, SA (a)	764	10
Thales, SA	813	40,546
Thomson, SA	1,376	26,901
Total, SA, Class B	14,228	1,026,418
Unibail	489	119,483
Valeo, SA	574	23,891
Veolia Environnement	408	31,453
Vinci, SA	926	118,325
Vivendi Universal, SA	4,327	169,128
Zodiac, SA	135	9,071
		8,087,693
Germany 5.1%
Adidas-Salomon, AG	4,304	214,363
Allianz, AG	8,195	1,674,164
Altana, AG	1,503	93,250
BASF, AG	11,304	1,101,978
Bayer, AG	8,306	445,810
Beiersdorf, AG	1,050	68,083
Celesio, AG	1,700	91,200
Commerzbank, AG	12,447	474,025
Continental, AG	2,753	320,164
DaimlerChrysler, AG	17,174	1,060,981
Deutsche Bank, AG	10,398	1,390,981
Deutsche Boerse, AG	2,130	392,008
Deutsche Lufthansa, AG	4,808	132,331
Deutsche Post, AG	15,143	456,561
Deutsche Postbank, AG	1,088	91,875
Deutsche Telekom, AG	60,221	1,100,207
E.ON, AG	13,072	1,774,403
Fresenius Medical Care, AG & Co.	1,350	179,935

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Germany (Continued)
Heidelberger Druckmaschinen, AG	1,100	$52,100
Hochtief, AG	1,151	83,870
Hypo Real Estate Holding, AG	2,841	179,038
KarstadtQuelle, AG (a)	1,700	49,280
Linde, AG	1,636	169,010
MAN, AG	3,303	298,494
Merck	1,045	108,342
Metro, AG	3,050	194,503
Muenchener Rueckversicherungs	4,142	713,091
Puma, AG	257	100,307
RWE, AG	8,720	961,155
SAP, AG	18,744	996,154
Siemens, AG	16,987	1,684,916
Suedzucker, AG	1,569	37,964
ThyssenKrupp, AG	7,684	362,013
TUI, AG (a)	4,827	96,470
Volkswagen, AG	3,298	373,924
		17,522,950
Greece 0.1%
Alpha Bank A.E.	2,108	63,723
EFG Eurobank Ergasias, SA	600	21,733
National Bank of Greece, SA	3,880	178,751
OPAP, SA	2,900	112,088
Titan Cement Co., SA	600	32,711
		409,006
Hong Kong 2.7%
Bank of East Asia	43,355	246,364
BOC Hong Kong Holdings, Ltd.	112,000	304,539
Cathay Pacific Airways, Ltd.	31,000	76,521
Cheung Kong Holdings, Ltd.	48,000	591,492
China COSCO Holdings Co., Ltd.	48,000	112,189
China Merchants Holdings International Co., Ltd.	48,833	200,271
China Mobile Hong Kong, Ltd.	250,500	2,169,005
China Overseas Land & Investment, Ltd.	144,000	192,906
China Overseas Land & Investment, Ltd. (warrants, expiring 7/18/07) (a)	13,750	10,783
China Resources Enterprise, Ltd.	44,000	126,429
China Resources Power Holdings Co., Ltd.	48,000	73,065
China Travel International Investment Hong Kong, Ltd.	98,000	32,380
Citic Pacific, Ltd.	47,000	162,240
CLP Holdings, Ltd.	54,900	406,546
CNOOC, Ltd.	493,000	467,755
Denway Motors, Ltd.	200,000	80,995

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Hong Kong (Continued)
Guangdong Investment, Ltd.	348,000	$157,037
Hang Lung Properties, Ltd.	58,000	145,106
Hang Seng Bank, Ltd.	20,900	285,624
Henderson Land Development Co., Ltd.	24,000	134,065
Henderson Land Development Co., Ltd.	1,846	536
Hong Kong & China Gas Co., Ltd.	120,210	270,454
Hong Kong Electric Holdings, Ltd.	42,500	207,356
Hong Kong Exchanges & Clearing, Ltd.	31,000	341,154
Hopewell Holdings	19,000	66,685
Hutchison Whampoa, Ltd.	65,000	660,170
Hysan Development Co., Ltd.	19,878	52,006
Lenovo Group, Ltd.	136,000	55,251
Link REIT	50,000	103,364
MTR Corp., Ltd.	43,684	109,290
New World Development Co., Ltd.	72,267	145,496
Pacific Century CyberWorks, Ltd.	111,400	67,743
Shanghai Industrial Holdings, Ltd.	21,000	44,709
Sino Land Co., Ltd.	22,660	52,904
Sun Hung Kai Properties, Ltd.	42,000	482,728
Swire Pacific, Ltd., Class A	29,000	312,806
Techtronic Industries Co.	27,000	34,920
Television Broadcasts, Ltd.	8,000	48,854
Wharf Holdings, Ltd.	38,000	140,211
		9,171,949
Hungary 0.1%
Gedeon Richter Rt.	300	68,429
Magyar Olaj-es Gazipari Rt.	1,300	147,442
Magyar Telekom Rt. (a)	8,800	48,887
OTP Bank Rt.	4,700	215,939
		480,697
India 1.2%
Asea Brown Boveri India, Ltd.	437	36,736
Associated Cement Co., Ltd.	856	21,014
Bajaj Auto, Ltd.	884	52,312
Bharat Forge, Ltd.	2,832	23,224
Bharat Heavy Electricals, Ltd.	1,916	99,538
Bharti Airtel, Ltd. (a)	27,917	409,130
Cipla, Ltd.	5,250	29,814
Dr. Reddy's Laboratories, Ltd.	2,896	53,078
Gail India, Ltd.	7,385	43,633
GlaxoSmithKline Pharmaceuticals, Ltd.	527	13,847
Glenmark Pharmaceuticals, Ltd.	1,741	23,708
Grasim Industries, Ltd.	1,042	65,953

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
India (Continued)
Gujarat Ambuja Cements, Ltd.	14,426	$45,974
HDFC Bank, Ltd.	5,474	132,082
Hero Honda Motors, Ltd.	2,336	40,307
Hindalco Industries, Ltd.	15,514	61,061
Hindustan Lever, Ltd.	23,348	114,155
Housing Development Finance Corp., Ltd.	5,131	188,604
ICICI Bank, Ltd.	17,822	358,977
I-Flex Solutions, Ltd.	519	22,867
Indian Hotels Co., Ltd.	4,620	16,143
Infosys Technologies, Ltd.	11,163	565,414
ITC, Ltd.	31,483	125,263
Larsen & Toubro, Ltd.	2,951	96,404
Mahanagar Telephone Nigam, Ltd.	5,462	17,641
Mahindra & Mahindra, Ltd.	2,962	60,796
Maruti Udyog, Ltd.	2,010	42,198
Oil & Natural Gas Corp., Ltd.	6,876	135,361
Ranbaxy Laboratories, Ltd.	4,249	37,613
Reliance Communications, Ltd. (a)	19,529	208,108
Reliance Energy, Ltd.	1,746	20,515
Reliance Industries, Ltd.	18,316	525,623
Satyam Computer Services, Ltd.	13,274	144,976
State Bank of India	387	13,106
Sun Pharmaceuticals Industries, Ltd.	1,349	29,941
Tata Consultancy Services, Ltd.	3,679	101,576
Tata Motors, Ltd.	5,470	111,303
Tata Steel, Ltd.	3,837	41,807
UTI Bank, Ltd.	3,210	34,058
Wipro, Ltd.	5,731	78,455
Wire and Wireless India, Ltd. (a)	2,943	2,207
Zee News, Ltd. (a)	2,661	1,804
Zee Telefilms, Ltd.	5,886	39,038
		4,285,364
Indonesia 0.3%
Aneka Tambang Tbk	11,000	9,785
Astra International Tbk	45,500	79,430
Bank Central Asia Tbk	119,500	69,094
Bank Danamon Indonesia Tbk	32,500	24,393
Bank Mandiri	123,000	39,662
Bank Rakyat Indonesia	104,500	59,840
Bumi Resources Tbk	334,500	33,474
Gudang Garam Tbk	11,000	12,476
Indocement Tunggal Prakarsa Tbk	19,500	12,467
Indofood Sukses Makmur Tbk	92,500	13,885

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Indonesia (Continued)
Indosat Tbk	43,500	$32,648
International Nickel Indonesia Tbk	4,000	13,788
Kalbe Farma Tbk	97,000	12,835
Perusahaan Gas Negara	34,000	43,854
Semen Gresik (Persero) Tbk	2,500	10,091
Telekomunikasi Indonesia	535,000	600,823
Unilever Indonesia Tbk	27,000	19,814
United Tractors Tbk	26,500	19,300
		1,107,659
Ireland 0.1%
Allied Irish Banks PLC	1,600	47,775
Depfa Bank PLC	6,775	121,182
Experian Group, Ltd. (a)	2,806	32,938
		201,895
Italy 0.3%
Banca Intesa S.p.A	22,289	172,122
Banche Popolari Unite, SCPA	2,256	62,003
Capitalia S.p.A	3,485	32,985
Mediobanca S.p.A	561	13,248
Meinl European Land, Ltd. (a)	3,344	85,857
SanPaolo IMI S.p.A	5,006	116,304
UniCredito Italiano S.p.A.	61,291	537,224
		1,019,743
Japan 14.3%
77th Bank, Ltd.	5,000	31,721
Acom Co., Ltd.	353	11,865
Advantest Corp.	4,300	246,427
Aeon Co., Ltd.	7,806	168,904
Aeon Credit Service Co., Ltd.	500	9,474
Aiful Corp.	350	9,853
Ajinomoto Co., Inc.	12,800	169,190
Alps Electric Co., Ltd.	3,072	33,326
Amada Co., Ltd.	5,527	58,565
Asahi Breweries, Ltd.	8,100	129,663
Asahi Glass Co., Ltd.	23,600	283,585
Asahi Kasei Corp.	23,900	156,448
Asatsu-DK, Inc.	900	28,587
Astellas Pharma, Inc.	9,405	427,554
Bank of Fukuoka, Ltd.	11,000	80,232
Bank of Kyoto, Ltd.	6,000	55,964
Bank of Yokohama, Ltd.	34,000	266,275
Benesse Corp.	904	34,411
Bridgestone Corp.	17,964	400,777

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Canon, Inc.	18,204	$1,024,888
Casio Computer Co., Ltd.	6,800	154,279
Central Glass Co.	2,000	11,462
Central Japan Railway Co.	31	320,407
Chiba Bank, Ltd.	13,000	109,895
Chiyoda Corp.	5,000	97,895
Chubu Electric Power Co., Inc.	9,352	279,762
Chugai Pharmaceutical Co., Ltd.	4,958	102,280
Citizen Watch Co., Ltd.	6,300	48,227
Coca-Cola West Japan Co., Ltd.	500	11,575
COMSYS Holdings Corp.	4,000	44,301
Credit Saison Co., Ltd.	852	29,353
CSK Corp.	1,500	64,031
Daicel Chemical Industries, Ltd.	3,000	21,150
Daiichi Sankyo Co., Ltd.	12,900	403,244
Daikin Industries, Ltd.	3,400	118,281
Daimaru, Inc.	6,500	88,101
Dainippon Ink & Chemicals	14,000	54,586
Dai Nippon Printing Co., Ltd.	8,300	128,191
DAITO Trust Construction Co.	3,303	151,543
Daiwa House Industry Co., Ltd.	15,800	274,829
Daiwa Securities Group, Inc.	22,500	252,405
Denki Kagaku Kogyo KK	9,031	37,564
Denso Corp.	12,700	503,710
Dowa Mining Co., Ltd.	11,000	94,097
Dowa Mining Co., Ltd. (rights, expiring 01/29/10) (a)	11,000	0
East Japan Railway Co.	74	494,349
Ebara Corp.	5,800	22,224
Eisai Co., Ltd.	4,450	244,553
FamilyMart Co., Ltd.	1,303	35,475
Fanuc, Ltd.	3,500	344,691
Fast Retailing Co., Ltd.	1,550	147,960
Fuji Electric Holdings Co., Ltd.	6,000	32,520
Fujikura, Ltd.	4,000	35,192
Fuji Photo Film Co., Ltd.	8,466	347,874
Fuji Soft ABC, Inc.	900	21,327
Fuji Television Network, Inc.	13	29,713
Fujitsu, Ltd.	32,600	255,858
Furukawa Electric Co., Ltd.	9,800	61,597
Hankyu Department Stores	2,000	16,672
Hino Motors, Ltd.	2,000	10,285
Hirose Electric Co., Ltd.	555	63,006
Hitachi Construction Machinery	1,300	34,956
Hitachi, Ltd.	58,500	364,749

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Hitachi Plant Technologies, Ltd.	11,000	$58,603
Hokkaido Electric Power Co., Inc.	2,300	58,754
Hokuhoku Financial Group, Inc.	21,000	76,938
Honda Motor Co., Ltd.	36,712	1,449,909
Hoya Corp.	7,300	284,627
Ibiden Co., Ltd.	2,100	105,878
Index Corp.	24	14,117
Inpex Corp.	12	98,618
Isetan Co., Ltd.	4,603	83,160
Ishikawajima-Harima Heavy Industries Co., Ltd.	20,040	67,864
Itochu Corp.	27,026	221,876
Itochu Techno-Science Corp.	700	37,234
Ito En, Ltd.	1,400	42,822
Japan Airlines System Corp. (a)	17,000	30,284
Japan Real Estate Investment	12	129,070
Japan Retail Fund Investment Corp.	11	89,660
Japan Tobacco, Inc.	75	362,380
JFE Holdings, Inc.	6,500	334,818
JGC Corp.	5,546	95,303
Joyo Bank, Ltd.	28,000	154,582
JSR Corp.	3,304	85,512
Kajima Corp.	24,600	107,905
Kaneka Corp.	4,500	40,990
Kansai Electric Power Co., Inc.	12,900	347,960
Kao Corp.	9,745	262,858
Kawasaki Heavy Industries, Ltd.	62,000	232,881
Kawasaki Kisen Kaisha, Ltd.	3,000	23,470
Keihin Electric Express Railway Co., Ltd.	9,000	62,014
Keio Electric Railway Co., Ltd.	4,500	29,116
Keyence Corp.	647	160,330
Kikkoman	3,500	42,263
Kinki Nippon Railway Co., Ltd.	29,628	86,391
Kirin Brewery Co., Ltd.	15,126	237,811
Kobe Steel, Ltd.	33,000	113,138
Kokuyo Co., Ltd.	900	14,225
Komatsu, Ltd.	20,600	418,041
Konami Co., Ltd.	2,550	77,140
Konica Corp.	8,255	116,536
Koyo Seiko Co., Ltd.	1,000	21,218
Kubota Corp.	27,930	258,635
Kuraray Co., Ltd.	7,765	91,610
Kurita Water Industries, Ltd.	1,700	36,713
Kyocera Corp.	2,900	273,417
Kyowa Hakko Kogyo Co., Ltd.	6,020	51,547

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Kyushu Electric Power	5,952	$157,046
Lawson, Inc.	1,203	43,064
Leopalace21 Corp.	2,400	76,635
Mabuchi Motor Co., Ltd.	456	27,129
Marubeni Corp.	26,229	133,123
Marui Co., Ltd.	9,403	109,671
Matsui Securities Co., Ltd.	2,200	16,693
Matsushita Electric Industrial Co., Ltd.	37,900	756,376
Matsushita Electric Works	5,500	63,733
Meiji Dairies Corp.	5,000	39,368
Meiji Seika Kaisha, Ltd.	7,000	33,469
Meitec Corp.	700	21,234
Millea Holdings, Inc.	15,000	529,390
Minebea Co., Ltd.	8,000	55,930
Mitsubishi Chemical Holdings, Corp.	16,500	103,987
Mitsubishi Corp.	23,431	441,036
Mitsubishi Electric Corp.	39,928	364,370
Mitsubishi Estate Co., Ltd.	21,500	556,447
Mitsubishi Heavy Industries, Ltd.	67,526	306,975
Mitsubishi Logistics Corp.	2,000	31,041
Mitsubishi Material Corp.	36,000	135,221
Mitsubishi Rayon Co., Ltd.	10,023	67,379
Mitsubishi Tokyo Financial Group, Inc.	146	1,803,454
Mitsubishi UFJ Securities Co., Ltd.	5,000	55,544
Mitsui & Co., Ltd.	27,731	414,782
Mitsui & Co., Ltd.	3,500	34,528
Mitsui Chemicals, Inc.	10,000	76,972
Mitsui Fudosan Co., Ltd.	15,500	378,366
Mitsui Mining & Smelting Co., Ltd.	21,024	105,292
Mitsui Sumitomo Insurance Co., Ltd.	18,500	202,403
Mitsui Trust Holdings, Inc.	11,536	132,416
Mitsukoshi, Ltd.	10,529	49,281
Miura Co., Ltd.	4,500	114,197
Mizuho Financial Group, Inc.	163	1,164,237
Murata Manufacturing Co., Inc.	3,500	236,755
Namco Bandai Holdings, Inc.	400	5,865
NEC Corp.	35,600	170,215
NEC Electronics Corp. (a)	1,000	29,242
NET One Systems Co., Ltd	14	18,470
NGK Insulators, Ltd.	7,320	113,055
NGK Spark Plug Co., Ltd.	3,530	66,444
Nidec Corp.	1,902	147,039
Nikko Cordial Corp.	15,268	175,126
Nikon Corp.	6,500	142,557

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Nintendo Co., Ltd.	2,403	$623,946
Nippon Building Fund, Inc.	14	185,875
Nippon Electric Glass Co., Ltd.	4,000	84,030
Nippon Express Co., Ltd.	15,500	84,791
Nippon Meat Packers, Inc.	3,300	36,049
Nippon Mining Holdings, Inc.	9,000	64,737
Nippon Oil Corp.	28,100	187,955
Nippon Sheet Glass Co., Ltd.	9,000	42,200
Nippon Steel Corp.	83,030	477,228
Nippon Telegraph & Telephone Corp.	56	275,753
Nippon Unipac Holding	22	83,005
Nippon Yusen Kabushiki Kaisha	21,429	156,659
Nishi-Nippon City Bank, Ltd.	23,000	98,954
Nissan Motor Co., Ltd.	53,304	641,861
Nisshin Seifun Group, Inc.	3,500	36,116
Nisshin Steel Co., Ltd.	3,000	11,142
Nisshinbo Industries, Inc. (a)	1,572	16,287
Nissin Food Products Co., Ltd.	1,800	66,703
Nitto Denko Corp.	3,553	177,941
Nomura Holdings, Inc.	32,332	609,935
Nomura Research, Inc.	567	82,235
NSK, Ltd.	12,532	123,525
NTN Corp. (a)	9,035	81,008
NTT Data Corp.	30	150,246
NTT Docomo, Inc.	73	115,323
Obayashi Corp.	16,029	103,982
Obic Co., Ltd.	150	31,045
OJI Paper Co., Ltd.	21,600	114,711
Oki Electric Industry Co., Ltd.	12,000	26,722
Okumura Corp.	6,000	29,696
Olympus Optical Co., Ltd.	3,400	106,853
Omron Corp.	3,904	110,882
Onward Kashiyama Co., Ltd.	3,546	45,262
Oracle Corp. Japan	900	41,670
Oriental Land Co., Ltd.	1,203	62,978
Osaka Gas Co.	35,218	131,100
Pioneer Electronic Corp.	3,000	41,192
Promise Co., Ltd.	490	15,235
Resona Holdings, Inc.	89	243,057
Ricoh Co., Ltd.	10,955	223,694
Rohm Co., Ltd.	3,003	299,026
Sanken Electric Co., Ltd.	3,000	37,032
Sanyo Electric Co., Ltd. (a)	32,400	41,111
Sapporo Holdings, Ltd.	7,000	39,881

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
SBI E*TRADE SECURITIES Co., Ltd.	29	$27,537
Secom Co., Ltd.	1,543	79,999
Seiko Epson Corp.	1,867	45,418
Sekisui Chemical Co., Ltd.	11,524	91,898
Sekisui House, Ltd.	18,824	274,123
Seven & I Holdings Co., Ltd.	13,900	432,167
Sharp Corp.	15,600	268,728
Shimachu Co., Ltd.	1,400	40,587
Shimamura Co., Ltd.	650	74,665
Shimano, Inc.	1,900	55,082
Shimizu Corp.	17,300	86,496
Shin-Etsu Chemical Co., Ltd.	7,101	475,568
Shinko Securities	9,000	34,940
Shinsei Bank, Ltd.	19,000	111,760
Shionogi & Co., Ltd.	5,636	110,821
Shiseido Co., Ltd.	7,000	151,758
Shizuoka Bank, Ltd.	20,000	198,479
Showa Denko K.K.	9,000	34,486
Showa Shell Sekiyu K.K.	3,750	41,973
SMC Corp.	1,203	170,637
Softbank Corp.	17,550	341,400
Sompo Japan Insurance, Inc.	16,500	201,735
Sony Corp.	13,397	574,133
Stanley Electric Co., Ltd.	2,350	47,097
Sumitomo Chemical Co., Ltd.	26,700	207,085
Sumitomo Corp.	16,900	252,921
Sumitomo Electric Industries, Ltd.	12,700	198,496
Sumitomo Heavy Industries, Ltd	8,000	84,030
Sumitomo Metal Industries, Ltd.	50,000	217,218
Sumitomo Metal Mining Co.	19,000	243,796
Sumitomo Mitsui Financial Group, Inc.	101	1,035,419
Sumitomo Osaka Cement Co., Ltd.	1,000	3,269
Sumitomo Realty & Development Co., Ltd.	7,000	224,696
Sumitomo Trust & Banking Co., Ltd.	34,025	356,819
Taiheiyo Cement Corp.	8,000	31,326
Taisei Corp.	27,000	82,358
Taisho Pharmaceutical Co.	2,616	47,592
Taiyo Yuden Co., Ltd.	2,000	35,293
Takara Holdings, Inc.	3,500	22,558
Takashimaya Co., Ltd.	8,040	113,636
Takeda Pharmaceutical Co., Ltd.	15,655	1,074,756
Takefuji Corp.	586	23,193
T&D Holdings, Inc.	4,800	317,432
TDK Corp.	2,203	175,122

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Teijin, Ltd.	17,629	$108,584
Terumo Corp.	3,650	143,540
THK Co., Ltd.	500	12,899
TIS, Inc.	752	17,788
Tobu Railway Co., Ltd.	17,300	83,589
Toho Co., Ltd.	1,900	34,326
Tohoku Electric Power Co., Ltd.	7,250	181,242
Tokyo Broadcasting System, Inc.	1,500	50,040
Tokyo Electric Power Co., Inc.	19,750	638,944
Tokyo Electron, Ltd.	4,550	358,632
Tokyo Gas Co., Ltd.	41,721	221,918
Tokyo Tatemono Co., Ltd. (a)	5,000	55,712
Tokyu Corp.	18,800	120,378
TonenGeneral Sekiyu K.K.	6,500	64,396
Toppan Printing Co., Ltd.	7,300	80,603
Toray Industries, Inc.	24,000	179,892
Toshiba Corp.	51,042	332,402
Tosoh Corp.	10,500	46,410
Tostem Inax Holding Corp.	4,261	89,692
Toto, Ltd.	8,800	88,144
Toyobo, Ltd.	2,000	6,033
Toyoda Gosei Co., Ltd.	500	11,575
Toyo Seikan Kaisha, Ltd.	3,817	63,218
Toyota Industries Corp.	2,154	99,007
Toyota Motor Corp.	57,853	3,869,668
Trend Micro, Inc.	2,188	64,166
Uni-Charm Corp.	900	53,468
Uniden Corp.	1,000	6,832
UNY Co., Ltd.	3,556	46,316
Ushio, Inc.	1,000	20,545
USS Co., Ltd.	875	56,983
Wacoal Corp.	2,000	27,175
West Japan Railway Co.	11	47,048
Yahoo! Japan Corp.	360	143,389
Yakult Honsha Co., Ltd.	2,429	69,805
Yamada Denki Co., Ltd.	2,350	199,445
Yamaha Corp.	2,604	55,141
Yamaha Motor Corp., Ltd.	1,400	43,998
Yamato Transport Co., Ltd.	7,518	115,608
Yamazaki Baking Co., Ltd.	3,500	33,940
Yokogawa Electric Corp.	3,746	59,398
		49,264,677

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Malaysia 0.0%
IJM Corp. Berhad	26,400	$55,000
Mexico 1.8%
Alfa, SA	15,300	101,830
America Movil, SA de CV	934,800	2,107,908
Cemex, SA de CV (a)	249,800	846,540
Coca Cola Femsa, SA	6,400	24,183
Corporacion GEO, SA de CV, Ser B (a)	16,600	83,131
Fomento Economico Mexicano, SA de CV	28,000	324,891
Grupo Carso, SA de CV	31,800	117,716
Grupo Financiero Banorte, SA de CV	61,200	239,293
Grupo Mexico, SA de CV	44,600	163,488
Grupo Modelo, SA de CV	22,900	126,763
Grupo Televisa, SA	89,200	483,280
Kimberly-Clark de Mexico, SA de CV	21,700	100,234
Telefonos de Mexico, SA de CV (Telmex)	512,100	726,222
Urbi, Desarrollos Urbanos, SA de CV (a)	12,000	43,321
Wal-Mart de Mexico, SA de CV, Ser V	155,400	683,714
		6,172,514
Morocco 0.3%
Attijariwafa Bank	500	136,201
Banque Marocaine du Commerce Exterieur	800	118,436
HOLCIM	300	71,772
Maroc Telecom (a)	25,700	394,172
ONA, SA	700	127,674
Samir	700	68,811
Societe des Brasseries du Maroc	100	19,500
		936,566
Netherlands 0.6%
ABN Amro Holdings, NV	20,734	666,458
Aegon, NV	5,937	113,168
Akzo Nobel, NV	2,437	148,656
Corio, NV	244	19,938
DSM, NV	1,167	57,661
Euronext, NV (a)	325	38,397
European Aeronautic Defence and Space Co.	1,792	61,740
Hagemeyer, NV (a)	922	4,674
Heineken, NV	1,456	69,249
ING Groep, NV CVA	5,238	232,255
James Hardie Industries, NV	6,812	51,674
Mittal Steel Co., NV	3,832	161,769
Oce, NV	271	4,432
QIAGEN, NV (a)	2,888	44,299

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Netherlands (Continued)
Reed Elsevier, NV	1,182	$20,159
Rodamco Europe, NV	201	26,745
Royal KPN, NV	4,504	64,033
Royal Philips Electronics, NV	2,572	97,000
TNT, NV	1,988	85,498
Unilever, NV CVA	4,132	112,907
Vedior, NV CVA	572	11,862
Wereldhave, NV	99	13,186
Wolters Kluwer, NV CVA	637	18,323
		2,124,083
Netherlands Antilles 0.3%
Schlumberger, Ltd.	17,200	1,086,352
Norway 0.2%
DnB Holding, ASA	4,057	57,584
Norske Skogindustrier, ASA	900	15,517
Norsk Hydro, ASA	10,105	313,593
Statoil, ASA	7,700	204,071
Tandberg, ASA	2,200	33,167
Tandberg Television, ASA (a)	1,100	13,796
Telenor, ASA	8,700	163,599
Tomra Systems, ASA	599	4,131
Yara International, ASA	2,321	52,765
		858,223
Panama 0.0%
Carnival Corp.	400	19,620
Philippines 0.1%
Philippine Long Distance Telephone Co.	6,013	312,602
Poland 1.2%
Agora, SA	4,548	57,177
Bank Pekao, SA	9,449	738,463
Bank Przemyslowo-Handlowy BPH	1,113	355,180
Bank Zachodni WBK, SA	3,007	233,037
Grupa Kety, SA	787	54,214
KGHM Polska Miedz, SA	14,932	457,737
Polski Koncern Naftowy Orlen, SA	34,944	574,115
Powszechna Kasa Oszczednosci Bank Polski, SA	45,080	729,776
Prokom Software, SA	1,510	70,941
Telekomunikacja Polska, SA	83,308	704,444
		3,975,084

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Portugal 0.1%
Banco Comercial Portugues, SA	10,413	$38,488
Brisa-Auto Estradas de Portugal, SA	4,407	54,975
Portugal Telecom, SGPS, SA	8,010	104,044
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	794	10,230
		207,737
Republic of Korea (South Korea) 1.8%
Daelim Industrial Co., Ltd.	400	32,688
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,190	68,761
Doosan Heavy Industries & Construction Co., Ltd.	4,180	198,887
Hana Financial Group, Inc.	1,868	98,221
Hyundai Heavy Industries Co., Ltd.	1,150	155,806
Hyundai Mobis	1,590	146,861
Hyundai Motor Co.	3,200	231,914
Kia Motors Corp.	5,640	81,568
Kookmin Bank	5,020	404,299
Korea Electric Power Corp.	5,200	237,075
KT Corp.	2,830	141,500
KT&G Corp.	2,400	145,806
LG Electronics, Inc.	1,880	111,183
POSCO	1,349	448,216
Samsung Corp.	5,330	175,661
Samsung Electronics Co., Ltd.	3,409	2,247,008
Samsung Fire & Marine Insurance Co., Ltd.	680	118,086
Samsung SDI Co., Ltd.	673	46,531
Samsung Securities Co., Ltd.	670	36,526
Shinhan Financial Group Co., Ltd.	4,380	223,710
Shinsegae Co., Ltd.	450	280,645
SK Corp.	1,550	121,667
SK Telecom Co., Ltd.	843	201,685
S-Oil Corp.	980	72,183
		6,026,487
Russia 1.3%
AO VimpelCom—ADR (a)	2,800	221,060
Gazprom—ADR	31,276	1,438,696
LUKOIL—ADR	10,489	916,739
Mining & Mettallurgical Co. Norilsk Nickel—ADR	4,512	712,896
Mobile Telesystems—ADR	5,300	266,007
Polyus Gold Co.—ADR (a)	3,200	157,760
RAO Unified Energy Systems—GDR	2,447	264,276
Rostelecom—ADR	900	40,950
Surgutneftegaz—ADR	4,400	338,800
Tatneft—GDR	2,000	190,000
		4,547,184

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Singapore 2.2%
Ascendas REIT	50,000	$87,042
CapitaLand, Ltd.	66,000	266,797
Capitamall Trust	42,800	81,205
Chartered Semiconductor Manufacturing (a)	66,000	55,081
City Developments, Ltd.	30,968	256,426
ComfortDelGro Corp., Ltd.	111,622	117,171
Cosco Corp., Ltd.	46,000	68,981
Creative Technology, Ltd.	3,598	23,928
DBS Group Holdings, Ltd.	69,574	1,025,182
Flextronics International, Ltd. (a)	13,200	151,536
Fraser & Neave, Ltd.	54,000	158,435
Jardine Cycle & Carriage, Ltd.	7,018	67,721
Keppel Corp., Ltd.	34,000	390,155
Keppel Land, Ltd.	24,000	107,971
K-REIT Asia	2,000	3,260
Neptune Orient Lines, Ltd.	31,000	42,243
Oversea-Chinese Bank Corp., Ltd	133,404	669,738
Parkway Holdings, Ltd	41,000	83,938
SembCorp Industries, Ltd. (a)	53,728	134,517
SembCorp Marine, Ltd.	37,000	82,021
Singapore Airlines, Ltd.	33,000	376,528
Singapore Exchange, Ltd.	50,796	188,777
Singapore Land, Ltd.	9,000	50,465
Singapore Post, Ltd.	88,000	62,539
Singapore Press Holdings, Ltd.	99,250	276,962
Singapore Technology Engineering, Ltd.	83,367	167,413
Singapore Telecomm	579,520	1,239,332
STATS ChipPac, Ltd. (a)	65,000	49,584
United Overseas Bank, Ltd.	72,960	922,852
United Overseas Land, Ltd.	34,156	96,650
Venture Corp., Ltd.	14,444	127,135
Verigy, Ltd. (a)	661	11,733
		7,443,318
South Africa 0.7%
AngloGold Ashanti, Ltd.	1,800	84,694
Anglo Platinum, Ltd.	900	109,853
AVI, Ltd.	4,000	11,122
Barloworld, Ltd.	2,100	49,107
Bidvest Group, Ltd. (a)	2,500	47,695
Edgars Consolidated Stores, Ltd.	4,200	23,362
FirstRand, Ltd.	35,300	111,740
Gold Fields, Ltd.	4,400	83,285
Harmony Gold Mining Co., Ltd. (a)	4,100	65,008

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
South Africa (Continued)
Impala Platinum Holdings, Ltd.	7,200	$188,900
Imperial Holdings, Ltd. (a)	1,700	39,751
JD Group, Ltd.	1,600	18,148
Massmart Holdings, Ltd.	2,300	23,022
Mittal Steel South Africa, Ltd.	2,600	36,424
MTN Group, Ltd.	52,009	632,569
Nampak, Ltd. (a)	8,800	27,279
Naspers, Ltd.	2,700	63,908
Nedbank Group, Ltd.	2,700	51,395
Sanlam, Ltd.	20,400	53,231
Sappi, Ltd.	2,900	48,587
Sasol, Ltd.	7,300	269,371
Standard Bank Group, Ltd.	15,700	211,550
Steinhoff International Holdings, Ltd. (a)	8,000	28,346
Telkom South Africa, Ltd.	2,100	42,367
Tiger Brands, Ltd.	2,200	53,641
Truworths International, Ltd.	4,100	18,731
Woolworths Holdings, Ltd.	7,600	19,506
		2,412,592
Spain 0.4%
Banco Bilbao Vizcaya Argentaria, SA	19,675	473,729
Banco Popular Espanol, SA	3,177	57,581
Banco Santander Central Hispano, SA	37,981	708,935
		1,240,245
Sweden 1.2%
Alfa Laval AB	300	13,541
Assa Abloy AB	4,564	99,334
Atlas Copco AB, Class A	4,902	164,690
Atlas Copco AB, Class B	3,339	108,277
Electrolux AB, Class B (a)	2,900	58,034
Eniro AB	1,500	19,829
Ericsson, Class B	214,756	867,375
Getinge AB, Class B	2,200	49,328
Hennes & Mauritz AB, Class B	4,300	217,326
Holmen AB, Class B	700	30,471
Husqvarna AB, Class B (a)	2,900	45,326
Modern Times Group AB (a)	500	32,866
Nordea Bank AB	38,213	588,884
Sandvik AB	14,200	206,385
Scania AB, Class B	1,400	98,365
Securitas AB, Class B	3,800	58,976
Securitas Direct AB, Class B (a)	3,800	12,045
Securitas Systems AB, Ser B (a)	3,800	15,376

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Sweden (Continued)
Skandinaviska Enskilda Banken AB, Class A	6,610	$210,004
Skanska AB, Class B	5,319	104,889
SKF AB, Class B	3,840	70,956
Ssab Svenskt Stal AB	3,000	71,210
Svenska Cellulosa AB, Class B	2,140	111,752
Svenska Handelsbanken, Class A	10,754	325,167
Tele2 AB	1,730	25,270
Teliasonera	18,012	147,996
Volvo AB, Class A	1,435	101,872
Volvo AB, Class B	2,978	205,103
		4,060,647
Switzerland 2.0%
ABB, Ltd.	28,282	507,149
Ciba Specialty Chemicals, AG	500	33,258
Clariant, AG (a)	1,660	24,863
Compagnie Financiere Richemont, AG, Class A	3,491	203,415
Credit Suisse Group	8,120	568,100
Geberit, AG	30	46,237
Givaudan, SA	50	46,286
Holcim, Ltd.	1,410	129,255
Kudelski, SA	360	13,561
Logitech International, SA (a)	1,580	45,578
Lonza Group, AG	270	23,333
Nestle, SA	3,788	1,346,085
Nobel Biocare Holding, AG	230	68,000
Novartis, AG	16,275	938,300
Roche Holding, AG	4,889	876,690
Schindler Holding, AG	800	50,324
Serono, SA	34	30,526
Straumann, AG	110	26,631
Swatch Group, AG, Class B	230	50,823
Swatch Group, AG	460	20,574
Swisscom, AG	150	56,781
Swiss RE	617	52,459
Syngenta, AG (a)	795	147,908
UBS, AG (a)	24,548	1,491,817
Zurich Financial Services, AG	445	119,787
		6,917,740
Turkey 1.6%
Akbank, TAS	134,677	818,242
Anadolu Efes Biracilik ve Malt Sanayii, AS	3,107	96,031
Arcelik, AS	26,414	155,816
Dogan Sirketler Grubu Holding, AS	116,609	183,708

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Turkey (Continued)
Dogan Yayin Holding, AS (a)	35,359	$124,400
Eregli Demir ve Celik Fabrikalari, TAS	61,850	393,253
Ford Otomotiv Sanayi, AS	16,072	129,439
Haci Omer Sabanci Holding, AS	96,612	378,804
Hurriyet Gazetecilik ve Matbaacilik, AS	20,090	53,081
Koc Holding, AS	50,683	196,931
Migros Turk, TAS	21,322	275,657
Trakya Cam Sanayii, AS	8,595	23,681
Tupras-Turkiye Petrol Rafinerileri, AS	19,019	325,157
Turkcell Iletisim Hizmetleri, AS	157,934	797,759
Turk Hava Yollari Anonim Ortakligi (a)	6,977	30,067
Turkiye Garanti Bankasi, AS	167,486	553,751
Turkiye Is Bankasi	164,219	754,096
Turk Sise ve Cam Fabrikalari, AS	19,896	70,279
Yapi ve Kredi Bankasi, AS	141,587	246,064
		5,606,216
United Kingdom 4.6%
3I Group PLC	810	16,010
Aegis Group PLC	4,518	12,385
Alliance Boots PLC	3,046	49,949
Amec PLC	1,974	16,291
Amvescap PLC	1,247	14,552
Anglo American PLC	12,253	597,625
Arriva PLC	656	9,813
AstraZeneca Group PLC	10,452	561,560
Aviva PLC	16,355	263,230
BAE Systems PLC	21,114	176,010
Balfour Beatty PLC	3,597	31,200
Barclays PLC	35,355	505,343
Barratt Developments PLC	989	23,915
BBA Group PLC	2,643	14,154
Bellway PLC	588	17,776
Berkeley Group Holdings PLC (a)	616	20,637
BG Group PLC	20,537	278,665
Biffa PLC	2,926	17,588
Billiton PLC	23,831	436,048
BP PLC	106,942	1,188,303
British Airways PLC (a)	4,367	45,104
British American Tobacco PLC	5,257	147,090
British Land Co. PLC	2,624	88,062
British Sky Broadcasting Group PLC	4,114	42,048
BT Group PLC	46,717	275,788
Bunzl PLC	2,473	30,433

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
Burberry Group PLC	1,087	$13,738
Cadbury Schweppes PLC	11,575	123,858
Capita Group PLC	1,129	13,418
Carnival PLC	1,267	64,203
Centrica PLC	18,329	127,224
Close Brothers Group PLC	400	7,961
Cobham PLC	7,765	29,458
Compass Group PLC	15,355	87,189
Corus Group PLC	5,240	54,429
Daily Mail & General Trust	1,273	17,871
Diageo PLC	17,990	353,125
Dixons Group PLC	6,592	24,717
Electrocomponents PLC	3,621	20,791
EMI Group PLC	3,360	17,434
Enterprise Inns PLC	2,777	73,568
Fiberweb PLC (a)	1,415	5,763
FirstGroup PLC	2,304	25,940
Friends Provident PLC	12,632	53,672
GKN PLC	2,721	14,811
GlaxoSmithKline PLC	36,848	969,675
Group 4 Securicor PLC	1,945	7,160
Hammerson PLC	1,443	44,556
Hanson PLC	4,267	64,374
Hays PLC	2,718	8,475
HBOS PLC	21,049	466,542
Home Retail Group	2,806	22,526
HSBC Holdings PLC	30,727	560,122
ICAP PLC	828	7,758
IMI PLC	2,883	28,620
Imperial Chemical Industries PLC	7,019	62,119
Imperial Tobacco Group PLC	2,210	86,976
Intercontinental Hotels Group PLC	3,217	79,492
International Power PLC	2,513	18,784
Invensys PLC (a)	1,907	10,278
Johnson Matthey PLC	1,299	35,837
Kelda Group PLC	3,488	63,241
Kesa Electricals PLC	1,287	8,549
Kingfisher PLC	4,354	20,332
Ladbrokes PLC	4,205	34,436
Land Securities Group PLC	2,349	106,843
Legal & General Group PLC	41,991	129,494
Liberty International PLC	1,254	34,276
Lloyds TSB Group PLC	35,304	395,051
Logica PLC	7,283	26,524

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
London Stock Exchange PLC	366	$9,388
Man Group PLC	3,015	30,860
Marks & Spencer Group PLC	5,708	80,134
Meggitt PLC	3,472	21,074
MFI Furniture Group PLC (a)	3,953	10,584
Misys PLC	2,670	11,305
National Express Group PLC	611	13,519
National Grid PLC	19,127	276,012
Next PLC	898	31,649
Pearson PLC	2,963	44,759
Persimmon PLC	1,019	30,447
Provident Financial PLC	436	5,989
Prudential Corp. PLC	12,540	171,751
Punch Taverns PLC	1,987	49,760
Reckitt Benckiser PLC	5,199	237,593
Reed Elsevier PLC	4,671	51,262
Rentokil Initial PLC	3,088	10,022
Resolution PLC	339	4,258
Reuters Group PLC	5,487	47,836
Rexam PLC	3,287	33,821
Rio Tinto Corp. PLC	9,598	510,791
Rolls-Royce Group PLC (a)	12,251	107,407
Royal Bank of Scotland Group PLC	16,223	633,069
Royal Dutch Shell PLC, Class A	22,866	799,174
Royal Dutch Shell PLC, Class B	15,976	559,930
Sage Group PLC	8,175	43,378
Sainsbury(J) PLC	6,529	52,318
Schroders PLC	382	8,347
Scottish Power PLC	10,267	150,369
Scottish & Southern Energy PLC	6,124	186,337
Serco Group PLC	791	5,916
Severn Trent PLC	1,950	56,126
Signet Group PLC	5,791	13,436
Slough Estates PLC	2,075	31,914
Smith & Nephew PLC	4,796	50,052
Smiths Group PLC	3,721	72,238
Stagecoach Group PLC	1,987	5,953
Tate & Lyle PLC	3,753	56,472
Taylor Woodrow PLC	2,418	20,181
Tesco PLC	32,065	253,958
Tomkins PLC	5,994	28,842
Unilever PLC	7,356	205,676
United Business Media PLC	1,157	15,699
United Utilities PLC	1,489	22,741

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
Vodafone Group PLC	300,523	$832,620
Whitbread PLC (a)	1,723	56,508
William Hill PLC	3,222	39,871
Wimpey George PLC	1,617	17,683
Wolseley PLC	3,940	95,120
WPP Group PLC	3,626	49,024
Xstrata PLC	4,293	214,345
Yell Group PLC	2,360	26,339
		15,694,646
United States 35.7%
3M Co.	8,500	662,405
Abbott Laboratories	16,500	803,715
Abercrombie & Fitch Co., Class A	700	48,741
Activision, Inc. (a)	3,200	55,168
Adobe Systems, Inc. (a)	10,800	444,096
Advance Auto Parts, Inc.	1,200	42,672
Advanced Medical Optics, Inc. (a)	800	28,160
Advanced Micro Devices, Inc. (a)	5,043	102,625
AES Corp. (a)	3,000	66,120
Aetna, Inc.	5,000	215,900
Affiliated Computer Services, Inc., Class A (a)	1,200	58,608
AFLAC, Inc.	1,300	59,800
A.G. Edwards, Inc.	1,200	75,948
Agilent Technologies, Inc. (a)	5,404	188,329
AGL Resources, Inc.	1,700	66,147
Airgas, Inc.	1,300	52,676
Air Products & Chemicals, Inc.	3,400	238,952
Alcoa, Inc.	11,200	336,112
Alliance Data Systems Corp. (a)	800	49,976
Alliant Energy Corp.	2,000	75,540
Alliant Techsystems, Inc. (a)	900	70,371
Allstate Corp.	1,200	78,132
ALLTEL Corp.	2,900	175,392
Altera Corp. (a)	3,300	64,944
Altria Group, Inc.	20,517	1,760,769
Amazon.com, Inc. (a)	3,100	122,326
AMBAC Financial Group, Inc.	400	35,628
AMB Property Corp.	800	46,888
Ameren Corp.	1,000	53,730
American Eagle Outfitters, Inc.	1,950	60,859
American Electric Power Co., Inc.	2,000	85,160
American Express Co.	4,900	297,283
American International Group, Inc.	22,605	1,619,874

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
American Tower Corp., Class A (a)	3,300	$123,024
AmeriCredit Corp. (a)	1,400	35,238
Ameriprise Financial, Inc.	1,500	81,750
Ametek, Inc.	1,350	42,984
Amgen, Inc. (a)	15,500	1,058,805
Amphenol Corp., Class A	1,200	74,496
Anadarko Petroleum Corp.	9,600	417,792
Analog Devices, Inc.	3,000	98,610
Anheuser-Busch Cos., Inc.	10,000	492,000
AnnTaylor Stores Corp. (a)	600	19,704
AON Corp.	1,200	42,408
Apache Corp.	5,070	337,206
Apollo Group, Inc., Class A (a)	200	7,794
Apple Computer, Inc. (a)	7,800	661,752
Applera Corp.—Applied Biosystems Group	2,496	91,578
Applied Materials, Inc.	19,600	361,620
Aqua America, Inc.	1,900	43,282
Arch Coal, Inc.	1,400	42,042
Archer-Daniels-Midland Co.	9,100	290,836
Archstone-Smith Trust	1,100	64,031
Arrow Electronics, Inc. (a)	2,000	63,100
Arthur J. Gallagher & Co.	600	17,730
Associated Banc-Corp.	2,151	75,027
Astoria Financial Corp.	900	27,144
AT&T, Inc.	28,700	1,026,025
Autodesk, Inc. (a)	2,600	105,196
Automatic Data Processing, Inc.	7,100	349,675
Avalonbay Communities, Inc.	400	52,020
Avis Budget Group, Inc. (a)	1,900	41,211
Avnet, Inc. (a)	2,100	53,613
Avon Products, Inc.	10,400	343,616
Baker Hughes, Inc.	3,600	268,776
Bank of America Corp.	38,335	2,046,706
Bank of Hawaii Corp.	300	16,185
Bank of New York Co., Inc.	17,900	704,723
Barnes & Noble, Inc.	500	19,855
Baxter International, Inc.	6,000	278,340
BB & T Corp.	4,400	193,292
BEA Systems, Inc. (a)	5,800	72,964
Beazer Homes USA, Inc.	800	37,608
Beckman Coulter, Inc.	800	47,840
Becton, Dickinson & Co.	3,000	210,450
Bed Bath & Beyond, Inc. (a)	3,600	137,160
BellSouth Corp.	13,400	631,274

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Best Buy Co., Inc.	400	$19,676
Biogen Idec, Inc. (a)	4,435	218,158
Biomet, Inc. (a)	2,600	107,302
BJ Services Co.	1,900	55,708
BMC Software, Inc. (a)	2,400	77,280
Boeing Co.	8,000	710,720
BorgWarner, Inc.	900	53,118
Boston Properties, Inc.	500	55,940
Boston Scientific Corp. (a)	11,152	191,591
Brinker International, Inc.	3,225	97,266
Brinks Co.	900	57,528
Bristol Myers Squibb Co.	23,000	605,360
Broadcom Corp., Class A (a)	3,500	113,085
Brown & Brown, Inc.	700	19,747
Burlington Northern Santa Fe Corp.	9,900	730,719
Cablevision Systems Corp., Class A (a)	3,100	88,288
Cadence Design Systems, Inc. (a)	8,300	148,653
CA, Inc.	6,192	140,249
Cameron International Corp. (a)	1,200	63,660
Campbell Soup Co.	5,100	198,339
Capital One Financial Corp.	846	64,990
Cardinal Health, Inc.	5,500	354,365
Career Education Corp. (a)	1,000	24,780
Caremark Rx, Inc.	3,087	176,299
CarMax, Inc (a)	1,200	64,356
Caterpillar, Inc.	8,100	496,773
CBS Corp., Class B	12,311	383,857
CDW Corp.	800	56,256
Centex Corp.	200	11,254
Cephalon, Inc. (a)	700	49,287
Ceridian Corp. (a)	2,200	61,556
Charles River Laboratories International, Inc. (a)	700	30,275
Charles Schwab Corp.	8,700	168,258
CheckFree Corp. (a)	1,000	40,160
Cheesecake Factory, Inc. (a)	1,600	39,360
Chemtura Corp.	3,300	31,779
Chesapeake Energy Corp.	500	14,525
ChevronTexaco Corp.	19,865	1,460,673
Chico's FAS, Inc. (a)	1,700	35,173
ChoicePoint, Inc. (a)	933	36,742
C.H. Robinson Worldwide, Inc.	2,300	94,047
Chubb Corp.	4,800	253,968
Cigna Corp.	1,200	157,884
Cisco Systems, Inc. (a)	78,400	2,142,672

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
CIT Group, Inc.	400	$22,308
Citigroup, Inc.	64,849	3,612,089
Citrix Systems, Inc. (a)	1,900	51,395
City National Corp.	500	35,600
Claire's Stores, Inc.	1,000	33,140
Clorox Co.	3,500	224,525
Coach, Inc. (a)	9,400	403,824
Coca Cola Co.	18,600	897,450
Cognizant Technology Solutions Corp., Class A (a)	2,700	208,332
Colonial Bancgroup, Inc.	1,700	43,758
Comcast Corp., Class A (a)	20,763	878,898
Comerica, Inc.	1,900	111,492
Commerce Bancorp, Inc.	1,700	59,959
Community Health Systems, Inc. (a)	1,000	36,520
Compass Bancshares, Inc.	300	17,895
Computer Sciences Corp. (a)	2,400	128,088
ConAgra Foods, Inc.	11,700	315,900
CONSOL Energy, Inc.	2,700	86,751
Consolidated Edison, Inc.	1,300	62,491
Constellation Energy Group, Inc.	900	61,983
Con-way, Inc.	600	26,424
Corning, Inc. (a)	16,650	311,521
Corporate Executive Board Co.	400	35,080
Costco Wholesale Corp.	5,800	306,646
Countrywide Financial Corp.	600	25,470
Covance, Inc. (a)	900	53,019
Coventry Health Care, Inc. (a)	252	12,613
Cree, Inc. (a)	800	13,856
CSX Corp.	2,400	82,632
Cullen/Frost Bankers, Inc.	600	33,492
CVS Corp.	7,100	219,461
Cytyc Corp. (a)	1,500	42,450
Danaher Corp.	6,400	463,616
Dean Foods Co. (a)	1,345	56,867
Deere & Co.	3,500	332,745
Dell, Inc. (a)	21,000	526,890
Denbury Resources, Inc. (a)	1,900	52,801
Dentsply International, Inc.	1,600	47,760
Developers Diversified Realty Corp.	1,100	69,245
Devon Energy Corp.	7,246	486,062
Diebold, Inc.	900	41,940
Discovery Holding Co. (a)	3,169	50,989
Dollar Tree Stores, Inc. (a)	1,350	40,635
Dominion Resources, Inc.	1,700	142,528

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Dover Corp.	4,700	$230,394
Dow Chemical Co.	14,466	577,772
DPL, Inc.	922	25,613
D.R. Horton, Inc.	1,100	29,139
DST Systems, Inc. (a)	800	50,104
DTE Energy Co.	900	43,569
Duke Energy Corp.	6,016	199,791
Duke Realty Corp.	900	36,810
Dun & Bradstreet Corp. (a)	800	66,232
Du Pont (E.I.) de Nemours & Co.	14,450	703,859
Eaton Corp.	2,900	217,906
Eaton Vance Corp.	1,800	59,418
eBay, Inc. (a)	8,800	264,616
Ecolab, Inc.	4,600	207,920
Edison International, Inc.	1,400	63,672
Edwards Lifesciences Corp. (a)	500	23,520
Electronic Arts, Inc. (a)	3,500	176,260
Electronic Data Systems Corp.	5,200	143,260
Eli Lilly & Co.	9,700	505,370
Embarq Corp.	1,090	57,290
EMC Corp. (a)	28,430	375,276
Emerson Electric Co.	11,200	493,808
Energizer Holdings, Inc. (a)	800	56,792
Energy East Corp.	1,800	44,640
ENSCO International, Inc.	1,100	55,066
Entergy Corp.	1,100	101,552
EOG Resources, Inc.	1,900	118,655
Equitable Resources, Inc.	1,000	41,750
Equity Office Properties Trust	2,400	115,608
Equity Residential	1,300	65,975
Exelon Corp.	3,300	204,237
Expeditors International Washington, Inc.	2,000	81,000
Express Scripts, Inc. (a)	300	21,480
Exxon Mobil Corp.	55,111	4,223,156
F5 Networks, Inc. (a)	500	37,105
Fair Isaac Corp.	700	28,455
Fannie Mae	800	47,512
Fastenal Co.	1,400	50,232
Federated Department Stores, Inc.	5,778	220,315
FedEx Corp.	3,900	423,618
Fidelity National Financial, Inc.	1,935	46,208
Fidelity National Information Services, Inc.	1,692	67,832
Fifth Third Bancorp	4,500	184,185
First American Corp.	1,000	40,680

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
First Data Corp.	10,351	$264,158
FirstEnergy Corp.	1,600	96,480
Fiserv, Inc. (a)	2,500	131,050
Florida Rock Industries, Inc.	900	38,745
Flowserve Corp. (a)	900	45,423
FMC Technologies, Inc. (a)	800	49,304
Foot Locker, Inc.	1,800	39,474
Fortune Brands, Inc.	200	17,078
FPL Group, Inc.	1,800	97,956
Franklin Resources, Inc.	200	22,034
Freddie Mac	400	27,160
Freeport-McMoRan Copper & Gold, Inc., Class B	3,200	178,336
Gamestop Corp., Class A (a)	700	38,577
Gannett Co., Inc.	11,500	695,290
Gap, Inc. (The)	5,225	101,888
Genentech, Inc. (a)	5,500	446,215
General Dynamics Corp.	4,200	312,270
General Electric Co.	114,742	4,269,550
General Growth Properties, Inc.	1,200	62,676
General Mills, Inc.	6,100	351,360
Gen-Probe, Inc. (a)	600	31,422
Gentex Corp.	1,300	20,228
Genworth Financial, Inc., Class A	400	13,684
Genzyme Corp. (a)	2,700	166,266
Gilead Sciences, Inc. (a)	3,300	214,269
Goldman Sachs Group, Inc.	3,500	697,725
Google, Inc., Class A (a)	2,000	920,960
Graco, Inc.	1,200	47,544
Grant Prideco, Inc. (a)	1,400	55,678
Halliburton Co.	11,300	350,865
Hanesbrands, Inc. (a)	2,000	47,240
Hanover Compressor Co. (a)	351	6,630
Hanover Insurance Group, Inc.	800	39,040
Harrah's Entertainment, Inc.	2,643	218,629
Harris Corp.	1,600	73,376
Harsco Corp.	900	68,490
Hartford Financial Services Group, Inc.	900	83,979
HCC Insurance Holdings, Inc.	1,250	40,113
Health Net, Inc. (a)	2,300	111,918
Helmerich & Payne, Inc.	1,200	29,364
Henry Schein, Inc. (a)	1,100	53,878
Hewlett-Packard Co.	26,400	1,087,416
Hillenbrand Industries, Inc.	800	45,544
Hilton Hotels Corp.	15,000	523,500

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
H.J. Heinz Co.	7,600	$342,076
HNI Corp.	800	35,528
Home Depot, Inc.	7,200	289,152
Honeywell International, Inc.	9,600	434,304
Hospira, Inc. (a)	1,580	53,056
Hospitality Properties Trust	800	38,024
Host Marriott Corp.	6,748	165,663
H&R Block, Inc.	7,900	182,016
Hubbell, Inc., Class B	1,100	49,731
Hugoton Royalty Trust	200	4,920
IBM Corp.	14,700	1,428,105
Idearc, Inc. (a)	1,060	30,369
Illinois Tool Works, Inc.	10,400	480,376
IndyMac Bancorp, Inc.	500	22,580
Integrated Device Technology, Inc. (a)	4,200	65,016
Intel Corp.	30,900	625,725
International Game Technology	4,600	212,520
International Paper Co.	7,865	268,197
International Rectifier Corp. (a)	1,300	50,089
Intersil Corp., Class A	2,400	57,408
Intuit, Inc. (a)	3,700	112,887
Intuitive Surgical, Inc. (a)	300	28,770
Investors Financial Services Corp.	800	34,136
Invitrogen Corp. (a)	600	33,954
ITT Industries, Inc.	500	28,410
Jabil Circuit, Inc.	100	2,455
Jacobs Engineering Group, Inc. (a)	700	57,078
J.B. Hunt Transport Services, Inc.	2,200	45,694
J.C. Penney Co., Inc.	400	30,944
JDS Uniphase Corp. (a)	1,850	30,821
Jeffries Group, Inc.	1,600	42,912
Johnson & Johnson	27,900	1,841,958
Joy Global, Inc.	1,500	72,510
JPMorgan Chase & Co.	38,281	1,848,972
Juniper Networks, Inc. (a)	5,000	94,700
KeyCorp	4,000	152,120
KeySpan Corp.	800	32,944
Kimberly-Clark Corp.	6,900	468,855
Kimco Realty Corp.	1,200	53,940
Kinder Morgan, Inc.	1,900	200,925
KLA-Tencor Corp.	2,300	114,425
Kohl's Corp. (a)	2,000	136,860
Kraft Foods, Inc., Class A	6,200	221,340
Kroger Co.	3,700	85,359

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
L-3 Communications Holdings, Inc.	400	$32,712
Laboratory Corp. of America Holdings (a)	1,800	132,246
Lam Research Corp. (a)	2,000	101,240
Laureate Education, Inc. (a)	600	29,178
Legg Mason, Inc.	1,250	118,813
Lehman Brothers Holdings, Inc.	4,278	334,197
Leucadia National Corp.	1,900	53,580
Lexmark International, Inc., Class A (a)	1,700	124,440
Liberty Global Inc., Class A (a)	2,024	59,000
Liberty Global Inc. (a)	2,024	56,672
Liberty Media Corp.—Capital, Ser A (a)	1,599	156,670
Liberty Media Corp.—Interactive, Ser A (a)	7,999	172,538
Liberty Property Trust	700	34,398
Limited Brands, Inc.	5,400	156,276
Lincare Holdings, Inc. (a)	1,200	47,808
Lincoln National Corp.	2,215	147,076
Linear Technology Corp.	2,900	87,928
Liz Claiborne, Inc.	2,700	117,342
Lockheed Martin Corp.	4,500	414,315
Lowe's Cos., Inc.	6,700	208,705
Lubrizol Corp.	1,000	50,130
Lyondell Chemical Co.	3,000	76,710
Macerich Co.	500	43,285
Mack-Cali Realty Corp.	700	35,700
Manpower, Inc.	1,200	89,916
Marathon Oil Corp.	3,400	314,500
Marriott International, Inc., Class A	400	19,088
Marshall & Ilsley Corp.	200	9,622
Marsh & McLennan Co., Inc.	1,400	42,924
Martin Marietta Materials, Inc.	700	72,737
Masco Corp.	6,300	188,181
Maxim Integrated Products, Inc.	2,600	79,612
MBIA, Inc.	2,100	153,426
McAfee, Inc. (a)	1,600	45,408
McDonald's Corp.	9,900	438,867
McKesson Corp.	2,883	146,168
MDU Resources Group, Inc.	2,100	53,844
MeadWestvaco Corp.	5,700	171,342
Medco Health Solutions, Inc. (a)	2,373	126,813
Medtronic, Inc.	10,900	583,259
Mellon Financial Corp.	11,900	501,585
MEMC Electronic Materials, Inc. (a)	1,800	70,452
Mercantile Bankshares Corp.	2,400	112,296
Merck & Co., Inc.	20,500	893,800

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Merrill Lynch & Co., Inc.	10,000	$931,000
Metlife, Inc.	1,500	88,515
Microchip Technology, Inc.	4,500	147,150
Micron Technology, Inc. (a)	5,100	71,196
Microsoft Corp.	109,100	3,257,726
Millennium Pharmaceuticals, Inc. (a)	8,649	94,274
Mohawk Industries, Inc. (a)	700	52,402
MoneyGram International, Inc.	900	28,224
Monsanto Co.	8,724	458,272
Moody's Corp.	1,900	131,214
Motorola, Inc.	26,600	546,896
MSC Industrial Direct, Co., Inc., Class A	900	35,235
M & T Bank Corp.	169	20,645
National City Corp.	4,613	168,651
National Fuel Gas Co.	200	7,708
National-Oilwell Varco, Inc. (a)	367	22,453
National Semiconductor Corp.	2,600	59,020
Network Appliance, Inc. (a)	5,100	200,328
Newfield Exploration Co. (a)	1,200	55,140
Newmont Mining Corp.	6,800	307,020
New Plan Excel Realty Trust	1,000	27,480
News Corp., Class A	7,545	162,067
News Corp., Class B	5,048	112,368
New York Community Bancorp, Inc.	2,293	36,917
NII Holdings, Inc. (a)	1,200	77,328
Nike, Inc., Class B	200	19,806
NiSource, Inc.	2,049	49,381
Noble Energy, Inc.	1,700	83,419
Norfolk Southern Corp.	3,600	181,044
Northeast Utilities	1,500	42,240
Northern Trust Corp.	200	12,138
Northrop Grumman Corp.	4,200	284,340
Novellus Systems, Inc. (a)	1,700	58,514
NSTAR	400	13,744
Nucor Corp.	5,100	278,766
NVIDIA Corp. (a)	4,000	148,040
Occidental Petroleum Corp.	7,800	380,874
Office Depot, Inc. (a)	400	15,268
OGE Energy Corp.	1,400	56,000
Old Republic International Corp.	2,962	68,955
Omnicare, Inc.	1,300	50,219
Omnicom Group, Inc.	3,700	386,798
ONEOK, Inc.	1,300	56,056
Oracle Corp. (a)	49,214	843,528

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
O'Reilly Automotive, Inc. (a)	1,200	$38,472
OSI Restaurant Partners, Inc.	1,300	50,960
PACCAR, Inc.	3,075	199,568
Parker Hannifin Corp.	2,700	207,576
Patterson—UTI Energy, Inc.	1,800	41,814
Paychex, Inc.	4,400	173,976
PDL BioPharma, Inc. (a)	1,100	22,154
Peabody Energy Corp.	6,200	250,542
Pentair, Inc.	1,300	40,820
Pepco Holdings, Inc.	2,000	52,020
PepsiCo, Inc.	16,600	1,038,330
PETsMART, Inc.	1,800	51,948
Pfizer, Inc.	59,560	1,542,604
PG&E Corp.	2,000	94,660
Pharmaceutical Product Development, Inc.	1,000	32,220
Phelps Dodge Corp.	2,800	335,216
Pioneer Natural Resources Co.	1,300	51,597
Pitney Bowes, Inc.	2,700	124,713
Plains Exploration & Production Co. (a)	700	33,271
Plum Creek Timber Co., Inc.	1,300	51,805
PMI Group, Inc.	1,300	61,321
PNC Financial Services Group, Inc.	2,700	199,908
Pogo Producing Co.	600	29,064
Polo Ralph Lauren Corp.	900	69,894
PPG Industries, Inc.	1,700	109,157
PPL Corp.	1,900	68,096
Praxair, Inc.	5,800	344,114
Precision Castparts Corp.	1,500	117,420
Pride International, Inc. (a)	1,400	42,014
Procter & Gamble Co.	41,577	2,672,154
Progress Energy, Inc.	1,300	63,804
Progressive Corp.	1,800	43,596
ProLogis	1,100	66,847
Protective Life Corp.	1,100	52,250
Prudential Financial, Inc.	5,530	474,806
Public Service Enterprise Group, Inc.	1,200	79,656
Public Storage, Inc.	400	39,000
Pulte Homes, Inc.	200	6,624
QLogic Corp. (a)	2,500	54,800
QUALCOMM, Inc.	18,200	687,778
Questar Corp.	800	66,440
Quest Diagnostics, Inc.	2,300	121,900
Quicksilver Resources, Inc. (a)	400	14,636
Qwest Communications International, Inc. (a)	11,600	97,092

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Radian Group, Inc.	1,300	$70,083
Raymond James Financial, Inc.	1,700	51,527
Rayonier, Inc. REIT	900	36,945
Raytheon Co.	5,400	285,120
Realogy Corp. (a)	4,750	144,020
Regency Centers Corp.	1,000	78,170
Regions Financial Corp.	7,550	282,370
Republic Services, Inc.	1,400	56,938
Rockwell Automation, Inc.	2,700	164,916
Rockwell Collins, Inc.	1,800	113,922
Rohm & Haas Co.	2,000	102,240
Ross Stores, Inc.	1,500	43,950
Ryland Group, Inc.	500	27,310
Safeway, Inc.	2,900	100,224
Saint Paul Travelers Cos., Inc.	1,469	78,871
Saks, Inc. (a)	1,600	28,512
SanDisk Corp. (a)	3,700	159,211
Sanmina-SCI Corp. (a)	7,300	25,185
Sara Lee Corp.	16,000	272,480
SCANA Corp.	1,078	43,788
Sears Holdings Corp. (a)	200	33,586
SEI Investments Co.	900	53,604
Sempra Energy	1,100	61,644
Sepracor, Inc. (a)	1,000	61,580
Sierra Pacific Resources (a)	2,700	45,441
Simon Property Group, Inc.	1,200	121,548
SLM Corp.	2,000	97,540
Smithfield Foods, Inc. (a)	1,200	30,792
Smith International, Inc.	1,900	78,033
Solectron Corp. (a)	9,900	31,878
Sonoco Products Co.	2,200	83,732
Southern Co.	3,700	136,382
Southwest Airlines Co.	2,900	44,428
Southwestern Energy Co. (a)	1,600	56,080
Sovereign Bancorp, Inc.	1,270	32,245
Sprint Nextel Corp.	21,100	398,579
SPX Corp.	2,400	146,784
Stancorp Financial Group, Inc.	700	31,535
Staples, Inc.	8,875	236,963
Starbucks Corp. (a)	5,700	201,894
Starwood Hotels & Resorts Worldwide, Inc.	7,600	475,000
State Street Corp.	8,400	566,496
Stericycle, Inc. (a)	300	22,650
St. Jude Medical, Inc. (a)	3,400	124,304

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Stryker Corp.	2,400	$132,264
Sun Microsystems, Inc. (a)	32,900	178,318
Sunoco, Inc.	400	24,944
SunTrust Banks, Inc.	3,300	278,685
SUPERVALU, Inc.	455	16,266
Synopsys, Inc. (a)	3,000	80,190
Synthes, Inc.	500	59,622
Sysco Corp.	700	25,732
Target Corp.	5,200	296,660
TCF Financial Corp.	1,700	46,614
Td Banknorth, Inc.	245	7,909
Teleflex, Inc.	800	51,648
Telephone & Data Systems, Inc.	800	43,464
Tellabs, Inc. (a)	302	3,099
Tenet Healthcare Corp. (a)	6,650	46,351
Teradyne, Inc. (a)	2,500	37,400
Texas Instruments, Inc.	13,700	394,560
Textron, Inc.	1,200	112,524
Thermo Fisher Scientific, Inc. (a)	448	20,290
Thomas & Betts Corp. (a)	1,000	47,280
Tidewater, Inc.	700	33,852
Time Warner, Inc.	33,800	736,164
Timken Co.	1,200	35,016
TJX Cos., Inc.	5,100	145,452
Toll Brothers, Inc. (a)	1,100	35,453
Triad Hospitals, Inc. (a)	1,000	41,830
T. Rowe Price Group, Inc.	400	17,508
TXU Corp.	2,800	151,788
Tyson Foods, Inc., Class A	738	12,140
Union Pacific Corp.	2,400	220,848
United Dominion Realty Trust, Inc.	1,800	57,222
UnitedHealth Group, Inc.	10,054	540,201
United Parcel Service, Inc., Class B	8,500	637,330
United Technologies Corp.	11,600	725,232
Universal Health Services, Inc., Class B	500	27,715
UnumProvident Corp.	2,100	43,638
Urban Outfitters, Inc. (a)	1,500	34,545
U.S. Bancorp	18,150	656,849
Valero Energy Corp.	6,944	355,255
Valspar Corp.	2,200	60,808
Varian Medical Systems, Inc. (a)	1,400	66,598
VeriSign, Inc. (a)	1,800	43,290

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Verizon Communications, Inc.	20,600	$767,144
Vertex Pharmaceuticals, Inc. (a)	1,000	37,420
Viacom, Inc., Class B (a)	11,911	488,708
Vishay Intertechnology, Inc. (a)	4,800	64,992
Vornado Realty Trust	700	85,050
Vulcan Materials Co.	1,850	166,260
Wachovia Corp.	15,604	888,648
Walgreen Co.	8,800	403,832
Wal-Mart Stores, Inc.	12,800	591,104
Walt Disney Co.	27,700	949,279
Washington Mutual, Inc.	900	40,941
Washington Post Co., Class B	100	74,560
Waste Management, Inc.	18,100	665,537
Waters Corp. (a)	500	24,485
Webster Financial Corp.	700	34,104
Weingarten Realty Investors	1,100	50,721
WellPoint, Inc. (a)	5,000	393,450
Wells Fargo & Co.	31,400	1,116,584
Western Digital Corp. (a)	2,300	47,058
Western Union Co.	10,351	232,069
Weyerhaeuser Co.	4,150	293,198
Williams Cos., Inc.	1,100	28,732
Williams-Sonoma, Inc.	1,400	44,016
Wilmington Trust Corp.	1,200	50,604
Windstream Corp.	3,011	42,816
Wisconsin Energy Corp.	1,300	61,698
Wm. Wrigley Jr. Co.	250	12,930
W.R. Berkley Corp.	1,650	56,941
Wyeth	15,700	799,444
Wyndham Worldwide Corp. (a)	3,800	121,676
Xcel Energy, Inc.	2,100	48,426
Xerox Corp. (a)	10,200	172,890
Xilinx, Inc.	3,100	73,811
XTO Energy, Inc.	2,566	120,730
Yahoo!, Inc. (a)	13,500	344,790
Yum! Brands, Inc.	2,900	170,520
Zebra Technologies Corp., Class A (a)	600	20,874
Zimmer Holdings, Inc. (a)	2,560	200,653
		122,544,146
Total Common Stocks 93.0%		319,462,713

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Preferred Stocks 2.6%
Brazil 2.3%
Ambev Cia De Bebid (a)	879,244	$433,753
Aracruz Celulos, SA (a)	23,492	144,372
Banco Bradesco, SA (a)	18,000	728,762
Banco Itau Holding Financiera (a)	22,320	808,597
Braxil Telecom Participacoes, SA (a)	12,412,545	106,377
Companhia Energetica de Minas Gerais	5,198,500	255,460
Companhia Vale do Rio Doce (a)	65,998	1,683,235
Contax Participacoes, SA	6,605	6,059
Electrobras, SA	5,897,069	132,211
Embratel Participacoes, SA	2,947,812	9,727
Gerdau, SA (a)	18,375	300,244
Klabin, SA	31,500	78,879
Petroleo Brasileiro, SA (a)	114,100	2,659,574
Sadia, SA (a)	25,500	85,458
Tele Norte Leste Participacoes (a)	14,605	218,750
Usiminas, SA (a)	5,400	203,464
Vivo Participacoes, SA (a)	22,269	91,098
Votorantim Celulose e Papel, SA (a)	4,971	96,721
		8,042,741
Germany 0.2%
Henkel KGaA	1,300	191,307
Porsche, AG	160	203,617
RWE, AG	750	71,283
Volkswagen, AG	1,962	146,461
		612,668
Republic of Korea (South Korea) 0.0%
Samsung Electronics Co., Ltd.	321	165,678
Russia 0.1%
Surgutneftegaz—ADR	2,100	235,200
United Kingdom 0.0%
EMAP PLC	887	14,025
Total Preferred Stocks		9,070,312

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Investment Companies 0.1%
Bell Aliant Regional Communications Income Fund	457	$10,559
CI Financial Income Fund	6,300	144,352
Total Investment Companies		154,911
Total Long-Term Investments 95.7% (Cost $231,318,289)		328,687,936
Repurchase Agreements 3.1%
Citigroup Global Markets, Inc. ($2,169,226 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06, to be sold on 01/02/07 at $2,170,487)		2,169,226
State Street Bank & Trust Co. ($8,447,774 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06, to be sold on 01/02/07 at $8,452,542)		8,447,774
Total Repurchase Agreements (Cost $10,617,000)		10,617,000
Total Investments 98.8% (Cost $241,935,289)		339,304,936
Foreign Currency 0.1% (Cost $369,253)		378,199
Other Assets in Excess of Liabilities 1.1%		3,802,902
Net Assets 100.0%		$343,486,037

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Forward foreign currency contracts outstanding as of December 31, 2006:
	In Exchange For	Current Value	Unrealized Appreciation/ Depreciation
Long Contracts:
Australian Dollar, 1,172,027 expiring 02/16/07	US$	$922,624	$27,547
Australian Dollar, 716,685 expiring 02/16/07	US$	564,177	16,709
Swiss Franc, 2,096,924 expiring 02/16/07	US$	1,726,864	26,816
Swiss Franc, 2,220,120 expiring 02/16/07	US$	1,828,319	29,339
Euro, 890,984 expiring 02/16/07	US$	1,178,443	31,978
Euro, 667,867 expiring 02/16/07	US$	883,342	24,197
Euro, 2,526,510 expiring 03/14/07	US$	3,345,326	(11,193)
Euro, 5,818,362 expiring 03/14/07	US$	7,704,033	(9,660)
Euro, 5,294,224 expiring 03/14/07	US$	7,010,028	(14,931)
Pound Sterling, 4,334,174 expiring 02/16/07	US$	8,491,193	279,883
Japanese Yen, 942,511,179 expiring 02/16/07	US$	7,969,162	(138,182)
Japanese Yen, 240,624,319 expiring 02/16/07	US$	2,034,537	(47,492)
Japanese Yen, 32,385,180 expiring 03/14/07	US$	274,779	(4,269)
Japanese Yen, 355,500,000 expiring 03/14/07	US$	3,016,316	(45,541)
			$165,201
Short Contracts:
Euro, 93,521 expiring 03/14/07	US$	$123,830	$290
Euro, 1,125,227 expiring 03/14/07	US$	1,489,901	5,413
Euro, 4,049,187 expiring 03/14/07	US$	5,361,486	9,922
Euro, 218,454 expiring 03/14/07	US$	289,253	435
Pound Sterling, 514,690 expiring 02/16/07	US$	1,008,343	(32,119)
Hong Kong Dollar, 66,524,395 expiring 02/16/07	US$	8,570,202	6,397
Japanese Yen, 778,338,311 expiring 02/16/07	US$	6,581,040	113,825
Japanese Yen, 196,632,480 expiring 02/16/07	US$	1,662,576	27,941
Japanese Yen, 1,641,973,128 expiring 02/16/07	US$	13,883,283	241,095
			373,199
			$538,400

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Futures contracts outstanding as of December 31, 2006:

	Contracts	Unrealized Appreciation/ Depreciation
Long Contracts:
Dax Index—March 2007 (Current Notional Value of $219,294 per contract)	19	$24,384
FTSE 100 Index—March 2007 (Current Notional Value of $121,668 per contract)	57	(28,642)
Hang Seng Stock Index—January 2007 (Current Notional Value of $128,695 per contract)	5	23,127
MSCI Taiwan Stock Index—January 2007 (Current Notional Value of $32,010 per contract)	103	76,220
	184	95,089
Short Contracts:
DJ Euro Stock Index—March 2007 (Current Notional Value of $54,813 per contract)	36	(3,406)
	220	$91,683

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Diversified Banks	$34,976,758	10.2%
Integrated Oil & Gas	20,208,610	5.9
Pharmaceuticals	14,334,895	4.2
Integrated Telecommunication Services	10,308,302	3.0
Wireless Telecommunication Services	10,238,114	3.0
Industrial Conglomerates	10,153,410	3.0
Other Diversified Financial Services	9,431,802	2.7
Automobile Manufacturers	8,570,042	2.5
Oil & Gas Exploration & Production	7,342,406	2.1
Electric Utilities	6,921,625	2.0
Diversified Metals & Mining	6,280,833	1.8
Steel	6,009,898	1.8
Communications Equipment	5,523,709	1.6
Industrial Machinery	5,493,475	1.6
Semiconductors	5,194,814	1.5
Real Estate Management & Development	5,047,335	1.5
Computer Hardware	4,738,147	1.4
Multi-Line Insurance	4,651,191	1.4
Packaged Foods & Meats	4,431,533	1.3
Systems Software	4,427,188	1.3
Aerospace & Defense	4,403,440	1.3
Household Products	4,401,756	1.3
Life & Health Insurance	3,800,775	1.1
Investment Banking & Brokerage	3,626,105	1.1
Diversified Chemicals	3,537,712	1.0
Diversified Capital Markets	3,458,860	1.0
Regional Banks	3,416,673	1.0
Multi-Utilities	2,837,871	0.8
Railroads	2,803,071	0.8
Health Care Equipment	2,759,131	0.8
Tobacco	2,720,903	0.8
Movies & Entertainment	2,669,475	0.8
Construction & Farm Machinery & Heavy Trucks	2,666,046	0.8
Electronic Equipment Manufacturers	2,623,839	0.8
Oil & Gas Refining & Marketing	2,615,019	0.8
Biotechnology	2,569,885	0.8
Broadcasting & Cable TV	2,510,107	0.7
Hypermarkets & Super Centers	2,464,993	0.7
Asset Management & Custody Banks	2,414,747	0.7
Property & Casualty Insurance	2,370,644	0.7
Soft Drinks	2,362,742	0.7
Application Software	2,236,695	0.7
Oil & Gas Equipment & Services	2,182,222	0.6
Construction Materials	2,180,789	0.6
Consumer Electronics	2,088,367	0.6
Air Freight & Logistics	1,995,953	0.6
IT Consulting & Other Services	1,947,889	0.6
Food Retail	1,919,024	0.6
Trading Companies & Distributors	1,855,093	0.5
Publishing	1,840,697	0.5

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

Industry	Value	Percent of Net Assets
Brewers	$1,803,563	0.5%
Data Processing & Outsourced Services	1,778,736	0.5
Internet Software & Services	1,731,162	0.5
Hotels, Resorts & Cruise Lines	1,716,375	0.5
Specialty Chemicals	1,645,764	0.5
Office Electronics	1,590,821	0.5
Construction & Engineering	1,526,278	0.4
Heavy Electrical Equipment	1,500,199	0.4
Apparel Retail	1,498,251	0.4
Paper Products	1,448,085	0.4
Managed Health Care	1,431,966	0.4
Electrical Components & Equipment	1,408,025	0.4
Apparel, Accessories & Luxury Goods	1,370,513	0.4
Semiconductor Equipment	1,366,009	0.4
Restaurants	1,335,347	0.4
Building Products	1,277,402	0.4
Homebuilding	1,196,871	0.3
Auto Parts & Equipment	1,179,007	0.3
Computer Storage & Peripherals	1,152,887	0.3
Department Stores	1,141,515	0.3
Fertilizers & Agricultural Chemicals	1,133,117	0.3
Gold	1,128,359	0.3
Specialized Finance	1,123,247	0.3
Commodity Chemicals	1,102,519	0.3
Retail REIT's	1,076,701	0.3
Oil & Gas Drilling	1,029,702	0.3
Health Care Services	1,022,804	0.3
Industrial Gases	1,012,545	0.3
Gas Utilities	949,060	0.3
Home Entertainment Software	932,514	0.3
Airlines	895,467	0.3
Aluminum	873,146	0.3
Reinsurance	834,227	0.2
Thrifts & Mortgage Finance	793,119	0.2
Environmental & Facilities Services	782,782	0.2
Tires & Rubber	774,822	0.2
Coal & Consumable Fuels	692,824	0.2
Drug Retail	673,242	0.2
Health Care Distributors	665,279	0.2
Casinos & Gaming	656,847	0.2
Independent Power Producers & Energy Traders	648,076	0.2
Oil & Gas Storage & Transportation	616,132	0.2
Consumer Finance	600,012	0.2
Home Improvement Retail	576,925	0.2
Personal Products	569,220	0.2
Office	562,263	0.2
Highways & Railtracks	544,263	0.2
Photographic Products	515,220	0.2
Advertising	508,214	0.2
Marine	502,128	0.1

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification continued

Industry	Value	Percent of Net Assets
Diversified Commercial & Professional Services	$496,328	0.1%
Precious Metals & Minerals	456,513	0.1
Trucking	433,266	0.1
Multi-Sector Holdings	432,384	0.1
General Merchandise Stores	422,389	0.1
Diversified REIT's	411,078	0.1
Distillers & Vintners	375,683	0.1
Specialty Stores	370,610	0.1
Electronic Manufacturing Services	366,999	0.1
Distributors	362,190	0.1
Marine Ports & Services	343,500	0.1
Specialized REIT's	331,437	0.1
Agricultural Products	328,800	0.1
Water Utilities	319,686	0.1
Forest Products	293,198	0.1
Computer & Electronics Retail	290,965	0.1
Paper Packaging	260,188	0.1
Household Appliances	248,770	0.1
Residential REIT's	239,248	0.1
Health Care Facilities	236,354	0.1
Industrial	232,690	0.1
Commercial Printing	208,795	0.1
Office Services & Supplies	203,086	0.1
Automotive Retail	202,483	0.1
Catalog Retail	195,064	0.1
Technology Distributors	193,760	0.1
Home Furnishing Retail	191,760	0.1
Specialized Consumer Services	182,016	0.1
Footwear	154,902	0.0	*
Motorcycle Manufacturers	136,617	0.0	*
Housewares & Specialties	132,683	0.0	*
Metal & Glass Containers	124,318	0.0	*
Human Resource & Employment Services	123,671	0.0	*
Health Care Supplies	123,203	0.0	*
Insurance Brokers	122,809	0.0	*
Internet Retail	122,326	0.0	*
Leisure Products	116,088	0.0	*
Education Services	96,163	0.0	*
Airport Services	95,199	0.0	*
Home Furnishings	80,748	0.0	*
Leisure Facilities	62,978	0.0	*
Life Sciences Tools & Services	52,510	0.0	*
Food Distributors	25,732	0.0	*
Textiles	22,321	0.0	*
Noncaptive-Diversified Finance	6,059	0.0	*
Wireless Communications	2,207	0.0	*
	$328,687,936	95.7%

*  Amount is less than 0.1%.

Van Kampen Global Equity Allocation Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2006 (Unaudited)

Assets:
Total Investments (Cost $241,935,289)	$339,304,936
Foreign Currency (Cost $369,253)	378,199
Cash	2,167,427
Receivables:
Investments Sold	1,315,825
Fund Shares Sold	1,198,875
Dividends	603,270
Variation Margin On Futures	91,683
Interest	4,522
Forward Foreign Currency Contracts	673,031
Other	154,207
Total Assets	345,891,975
Liabilities:
Payables:
Investments Purchased	890,879
Fund Shares Repurchased	459,975
Investment Advisory Fee	299,737
Distributor and Affiliates	156,386
Accrued Expenses	288,818
Directors' Deferred Compensation and Retirement Plans	175,512
Forward Foreign Currency Contracts	134,631
Total Liabilities	2,405,938
Net Assets	$343,486,037
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$317,565,911
Net Unrealized Appreciation	98,027,355
Accumulated Undistributed Net Investment Income	(601,106)
Accumulated Net Realized Loss	(71,506,123)
Net Assets	$343,486,037
Maximum Offering Price Per Share:
Class A Shares:
Net Asset value and redemption price per share (Based on net assets of $240,022,983 and 13,489,688 shares of beneficial interest issued and outstanding)	$17.79
Maximum sales charge (5.75%* of offering price)	1.09
Maximum offering price to public	$18.88
Class B Shares: Net asset value and offering price per share (Based on net assets of $66,404,888 and 3,994,293 shares of beneficial interest issued and outstanding)	$16.62
Class C Shares: Net asset value and offering price per share (Based on net assets of $37,058,166 and 2,225,672 shares of beneficial interest issued and outstanding)	$16.65

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2006 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $92,752)	$2,862,070
Interest	286,419
Total Income	3,148,489
Expenses:
Investment Advisory Fee	1,664,566
Transfer Agent Fees	512,051
Distribution (12b-1) and Service Fees
Class A	285,086
Class B	91,520
Class C	176,346
Custody	174,802
Accounting and Administrative Expenses	99,541
Reports to Shareholders	68,224
Professional Fees	57,200
Registration Fees	39,929
Directors' Fees and Related Expenses	18,143
Other	21,440
Total Expenses	3,208,848
Investment Advisory Fee Reduction	236,504
Less Credits Earned on Cash Balances	5,773
Net Expenses	2,966,571
Net Investment Income	$181,918
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$15,413,620
Futures	1,841,204
Forward Foreign Currency Contracts	1,339,162
Foreign Currency Transactions	(30,191)
Net Realized Gain	18,563,795
Unrealized Appreciation/Depreciation:
Beginning of the Period	75,967,357
End of the Period:
Investments	97,369,647
Forward Commitments	538,400
Futures	91,683
Foreign Currency Translation	27,625
98,027,355
Net Unrealized Appreciation During the Period	22,059,998
Net Realized and Unrealized Gain	$40,623,793
Net Increase in Net Assets From Operations	$40,805,711

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2006	For The Year Ended June 30, 2006
From Investment Activities:
Operations:
Net Investment Income	$181,918	$1,896,396
Net Realized Gain	18,563,795	46,527,162
Net Unrealized Appreciation During the Period	22,059,998	4,935,582
Change in Net Assets from Operations	40,805,711	53,359,140
Distributions from Net Investment Income:
Class A Shares	(2,153,754)	(1,689,247)
Class B Shares	(703,490)	(819,912)
Class C Shares	(90,019)	(26,518)
Total Distributions	(2,947,263)	(2,535,677)
Net Change in Net Assets from Investment Activities	37,858,448	50,823,463
From Capital Transactions:
Proceeds from Shares Sold	23,952,679	61,914,159
Net Asset Value of Shares Issued Through Dividend Reinvestment	2,764,108	2,443,000
Cost of Shares Repurchased	(56,132,419)	(102,446,402)
Net Change in Net Assets from Capital Transactions	(29,415,632)	(38,089,243)
Total Increase in Net Assets	8,442,816	12,734,220
Net Assets:
Beginning of the Period	335,043,221	322,309,001
End of the Period (Including accumulated undistributed net investment income of $(601,106) and $2,164,239, respectively)	$343,486,037	$335,043,221

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2006	2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$15.84	$13.64	$12.60	$10.47	$11.15	$12.61
Net Investment Income (a)	0.02	0.09	0.07	0.02	0.05	0.01
Net Realized and Unrealized Gain/Loss	2.09	2.23	0.99	2.19	(0.73)	(1.47)
Total from Investment Operations	2.11	2.32	1.06	2.21	(0.68)	(1.46)
Less Distributions from Net Investment Income	0.16	0.12	0.02	0.08	-0-	-0-
Net Asset Value, End of the Period	$17.79	$15.84	$13.64	$12.60	$10.47	$11.15
Total Return* (b)	13.33%**	17.07%	8.45%	21.15%	–6.01%	–11.66%
Net Assets at End of the Period (In millions)	$240.0	$218.8	$184.6	$179.8	$183.1	$215.2
Ratio of Expenses to Average Net Assets*	1.70%	1.70%	1.70%	1.70%	1.70%	1.68%
Ratio of Net Investment Income to Average Net Assets*	0.19%	0.62%	0.56%	0.20%	0.56%	0.08%
Portfolio Turnover	6%**	35%	20%	35%	47%	30%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.84%	1.93%	1.90%	1.88%	1.81%	N/A
Ratio of Net Investment Income to Average Net Assets	0.33%	0.39%	0.36%	0.02%	0.45%	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006		2005		2004		2003		2002
Net Asset Value, Beginning of the Period	$14.82		$12.74		$11.75		$9.71		$10.40		$11.84
Net Investment Income/Loss (a)	0.01		0.10		0.07		-0-	(c)	-0-	(c)	(0.08)
Net Realized and Unrealized Gain/Loss	1.96		2.10		0.92		2.04		(0.69)		(1.36)
Total from Investment Operations	1.97		2.20		0.99		2.04		(0.69)		(1.44)
Less Distributions from Net Investment Income	0.17		0.12		-0-		-0-		-0-		-0-
Net Asset Value, End of the Period	$16.62		$14.82		$12.74		$11.75		$9.71		$10.40
Total Return* (b)	13.30	%(d)**	17.29	%(d)	8.43	%(d)	21.26	%(d)	–6.74	%(d)	–12.25%
Net Assets at End of the Period (In millions)	$66.4		$81.9		$104.1		$117.7		$110.3		$144.9
Ratio of Expenses to Average Net Assets*	1.72	%(d)	1.58	%(d)	1.69	%(d)	1.86	%(d)	2.22	%(d)	2.43%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.18	%(d)	0.67	%(d)	0.55	%(d)	0.04	%(d)	0.03	%(d)	(0.69%)
Portfolio Turnover	6	%**	35%		20%		35%		47%		30%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.87	%(d)	1.81	%(d)	1.89	%(d)	2.04	%(d)	2.33	%(d)	N/A
Ratio of Net Investment Income/Loss to Average Net Assets	0.33	%(d)	0.44	%(d)	0.35	%(d)	(0.14	%)(d)	(0.08	%)(d)	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)    Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2006	2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$14.79	$12.73	$11.83	$9.84	$10.55	$12.02
Net Investment Loss (a)	(0.04)	(0.02)	(0.03)	(0.06)	(0.02)	(0.08)
Net Realized and Unrealized Gain/Loss	1.94	2.09	0.93	2.05	(0.69)	(1.39)
Total from Investment Operations	1.90	2.07	0.90	1.99	(0.71)	(1.47)
Less Distributions from Net Investment Income	0.04	0.01	-0-	-0-	-0-	-0-
Net Asset Value, End of the Period	$16.65	$14.79	$12.73	$11.83	$9.84	$10.55
Total Return* (b)	12.85%**	16.27%	7.61%	20.22%	–6.73%	–12.23%
Net Assets at End of the Period (In millions)	$37.1	$34.3	$33.6	$38.4	$40.5	$55.6
Ratio of Expenses to Average Net Assets*	2.45%	2.45%	2.45%	2.45%	2.45%	2.43%
Ratio of Net Investment Loss to Average Net Assets*	(0.56%)	(0.16%)	(0.22%)	(0.58%)	(0.20%)	(0.69%)
Portfolio Turnover	6%**	35%	20%	35%	47%	30%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.60%	2.68%	2.65%	2.63%	2.56%	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.41%)	(0.39%)	(0.42%)	(0.76%)	(0.31%)	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Global Equity Allocation Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Fund's investment adviser and with stock selection within each country designed to replicate a broad market index. The Fund commenced operations on January 4, 1993. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of December 31, 2006, there have been no sales of Class I Shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $44,625,680. At June 30, 2006, the Fund had an accumulated capital loss carried forward of $86,527,045, which will expire according to the following schedule:

Amount	Expiration
$60,256,982	June 30, 2011
26,270,063	June 30, 2012

At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$245,191,932
Gross tax unrealized appreciation	$101,254,547
Gross tax unrealized depreciation	(7,141,544)
Net tax unrealized appreciation on investments	$94,113,004

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income, as necessary and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of future gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

The tax character of distributions paid during the year ended June 30, 2006 was as follows:

Distributions paid from:
Ordinary income	$2,886,805
Long-term capital gain	-0-
$2,886,805

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,946,865

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2006, the Fund's custody fee was reduced by $5,773 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $750 million	1.00%
Next $500 million	0.95%
Over $1.25 billion	0.90%

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

For the six months ended December 31, 2006, the Adviser waived $236,504 of its advisory fees. This waiver is voluntary and can be discontinued at any time. This resulted in net expense ratios of 1.70%, 1.72% and 2.45% for Classes A, B and C Shares, respectively.

For the six months ended December 31, 2006, the Fund recognized expenses of approximately $4,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $32,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $405,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the directors. Investments in such funds of $99,959 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $35,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $31,700. Sales charges do not represent expenses of the Fund.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2006 and the year ended June 30, 2006, transactions were as follows:

	For The Six Month Ended December 31, 2006		For The Year Ended June 30, 2006
	Shares	Value	Shares	Value
Sales:
Class A	1,091,193	$18,235,688	3,220,702	$48,934,588
Class B	264,148	4,297,237	646,870	9,329,101
Class C	91,583	1,419,754	254,117	3,650,470
Total Sales	1,446,924	$23,952,679	4,121,689	$61,914,159
Dividend Reinvestment:
Class A	114,199	$2,019,345	106,575	$1,617,218
Class B	40,063	661,713	56,604	801,519
Class C	5,018	83,050	1,706	24,263
Total Dividend Reinvestment	159,280	$2,764,108	164,885	$2,443,000
Repurchases:
Class A	(1,528,436)	$(25,550,728)	(3,052,407)	$(46,503,583)
Class B	(1,832,237)	(27,615,037)	(3,348,517)	(47,769,463)
Class C	(193,464)	(2,966,654)	(573,979)	(8,173,356)
Total Repurchases	(3,554,137)	$(56,132,419)	(6,974,903)	$(102,446,402)

4.  Redemption Fee

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2006, the Fund received redemption fees of approximately $2,700, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $19,349,300 and $47,487,434, respectively.

6.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures or forward contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures or forward contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

A.  Forward Foreign Currency Contracts A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as component of realized gain/loss on foreign currency transactions.

B.  Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures of equity indices and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

Transactions in futures contracts for the six months ended December 31, 2006, were as follows:

Contracts
Outstanding at June 30, 2006	268
Futures Opened	1,007
Futures Closed	(1,055)
Outstanding at December 31, 2006	220

7.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $390,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

8.  Legal Matters

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

9.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on December 31, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Van Kampen Global Equity Allocation Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen *– Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

James W. Garrett
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

NOTICE TO FUND SHAREHOLDERS

As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

In light of this decision by Judge Owen - as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds - plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2007 Van Kampen Funds Inc.
All rights reserved. Member NASD/SIPC

450, 550, 650
MSGE SAR 2/07
RN07-00509P-Y12/06

SEMIANNUAL REPORT

December 31, 2006

MUTUAL FUNDS

Van Kampen

Global Franchise Fund
Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Franchise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

PERFORMANCE SUMMARY as of 12/31/06

	A Shares since 9/25/98		B Shares since 9/25/98		C Shares since 9/25/98		I Shares since 10/13/06
Average Annual Total Returns	w/o sales charge	w/max 5.75% sales charge	w/o sales charge	w/max 5.00% sales charge	w/o sales charge	w/max 1.00% sales charge	w/o sales charge
Since Inception	16.35%	15.52%	15.49%	15.49%	15.57%	15.57%	6.40%
5-year	15.74	14.37	14.86	14.69	14.86	14.86	N/A
1-year	21.28	14.30	20.37	15.37	20.40	19.40	N/A
6-month	12.45	5.99	12.05	7.05	12.06	11.06	N/A

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

MSCI World Index with Net Dividends measures the performance of securities with reinvested dividends on the exchanges of North America, Europe, and Asia. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2006

Market Conditions

For the six months ended December 31, 2006, the MSCI World Index's top performing sectors were telecommunication services, utilities and consumer discretionary. While no sector in the MSCI World Index had a negative return for the period overall, the energy and health care sectors had the smallest gains.

In virtually all market environments, we pursue a strategy that is driven by finding companies of exceptional quality at compelling value. We manage a concentrated portfolio, as only a relatively small number of companies meet our stringent quality and valuation criteria. Because of this concentration, and the fact that we do not use benchmarks as a portfolio construction tool, our strategy has a low correlation to the benchmark MSCI World Index. As a result, the fund's short-term performance does not always follow that of the markets.

Performance Analysis

The fund returned 12.45 percent for the six months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the MSCI World Index with net dividends, returned 13.21 percent for the period.

Total returns for the six-month period ended December 31, 2006

Class A	Class B	Class C	MSCI World Index with net dividends
12.45%	12.05%	12.06%	13.21%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

While the fund achieved positive performance across all of its represented sectors, the largest gains during the six-month period came from the industrials, materials and consumer staples sectors. In terms of individual holdings, the top contributing stocks were Kone, Reckitt Benckiser, British American Tobacco, Imperial Tobacco and Altria Group.

Detractors from performance during the period included several media holdings, including SMG, Torstar, GCap Media and the New York Times. Pharmaceutical companies Bristol-Myers, GlaxoSmithKline and Sanofi-Aventis also dampened the fund's performance. Despite these short-term performance setbacks, both media

2

and pharmaceuticals stocks have played a long-term role in the fund's portfolio. In our view, the characteristics of these franchises and compelling valuations that attracted us to these companies in the first place continued to justify the stocks' inclusion in the portfolio.

We continue to seek investment opportunities in companies with strong business franchises protected by a dominant intangible asset. Additionally, we demand sound management, substantial free cash flow and growth potential. We invest in these high quality companies only when we can identify compelling value as measured by a current free cash flow yield in excess of the risk-free bond yield. We seek to deliver attractive returns while minimizing business and valuation risk. Our goal is for the fund to outperform broadly-based benchmarks over the long term with less than average volatility.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

3

Top 10 Holdings as of 12/31/06
British American Tobacco PLC	7.4%
Cadbury Schweppes PLC	5.9
Altria Group, Inc.	4.7
Reckitt Benckiser PLC	4.6
Imperial Tobacco Group PLC	4.2
Wolters Kluwer, NV	4.1
Pfizer, Inc.	4.1
Kone Oyj, Class B	4.0
Swedish Match AB	3.8
Altadis, SA	3.6
Summary of Investments by Country Classification as of 12/31/06
United Kingdom	34.9%
United States	25.8
France	8.1
Netherlands	6.4
Switzerland	5.7
Finland	4.0
Sweden	3.8
Spain	3.6
Japan	2.4
Canada	1.5
Total Long-Term Investments	96.2
Total Repurchase Agreements	4.5
Total Investments	100.7
Foreign Currency	0.0 *
Liabilities in Excess of Other Assets	-0.7
Net Assets	100.0%

* Amount is less than 0.1%.

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the countries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

5

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/06	12/31/06	7/1/06-12/31/06
Class A
Actual	$1,000.00	$1,124.54	$6.32
Hypothetical (5% annual return before expenses)	1,000.00	1,019.21	6.01
Class B
Actual	1,000.00	1,120.52	10.37
Hypothetical (5% annual return before expenses)	1,000.00	1,015.41	9.86
Class C
Actual	1,000.00	1,120.61	10.26
Hypothetical (5% annual return before expenses)	1,000.00	1,015.51	9.75
Class I
Actual	1,000.00	1,063.97	2.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.11	5.15

*  Expenses are equal to the Fund's annualized expense ratio of 1.18%, 1.94%, 1.92% and 1.01% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for "Actual" information for Class I Shares which reflects the period from October 13, 2006 through December 31, 2006.

Assumes all dividends and distributions were reinvested.

7

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited)

Description	Number of Shares	Value
Common Stocks 96.2%
Canada 1.5%
Torstar Corp., Class B	2,066,692	$34,753,531
Finland 4.0%
Kone Oyj, Class B	1,720,741	97,536,679
France 8.1%
Groupe Danone	385,041	58,349,788
Pernod-Ricard, SA	263,600	60,545,946
Sanofi-Aventis, SA	825,337	76,209,560
		195,105,294
Japan 2.4%
Kao Corp.	2,162,000	58,317,045
Netherlands 6.4%
Reed Elsevier, NV	3,261,996	55,633,496
Wolters Kluwer, NV—CVA	3,466,807	99,718,862
		155,352,358
Spain 3.6%
Altadis, SA	1,649,077	86,312,668
Sweden 3.8%
Swedish Match AB	4,913,306	91,864,996
Switzerland 5.7%
Nestle, SA (Registered)	219,502	78,001,121
Novartis, AG	1,031,723	59,481,773
		137,482,894
United Kingdom 34.9%
British American Tobacco PLC	6,374,741	178,364,186
Cadbury Schweppes PLC	13,387,176	143,249,140
Capital Radio PLC	3,305,795	13,252,955
Diageo PLC	3,599,072	70,646,036
GlaxoSmithKline PLC	2,070,388	54,483,361
Imperial Tobacco Group PLC	2,598,507	102,266,368
Reckitt Benckiser PLC	2,423,968	110,774,709
SMG PLC	13,249,961	17,122,667
Unilever PLC	2,626,989	73,451,276
WPP Group PLC	6,022,109	81,418,890
		845,029,588
United States 25.8%
Altria Group, Inc.	1,328,533	114,014,702
Brown-Forman Corp., Class B	541,437	35,864,787
Fortune Brands, Inc.	763,488	65,194,240

See Notes to Financial Statements
8

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Harley-Davidson, Inc.	929,873	$65,528,150
Kellogg Co.	1,301,958	65,176,018
Kimberly-Clark Corp.	919,955	62,510,942
New York Times Co., Class A	1,931,674	47,055,579
Pfizer, Inc.	3,823,039	99,016,710
Scotts Miracle-Gro Co., Class A	1,374,281	70,981,614
		625,342,742
Total Long-Term Investments 96.2% (Cost $1,659,042,892)		2,327,097,795
Repurchase Agreements 4.5%
Citigroup Global Markets, Inc. ($22,326,051 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06, to be sold on 01/02/07 at $22,339,025)		22,326,051
State Street Bank & Trust Co. ($86,945,949 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06, to be sold on 01/02/07 at $86,995,025)		86,945,949
Total Repurchase Agreements (Cost $109,272,000)		109,272,000
Total Investments 100.7% (Cost $1,768,314,892)		2,436,369,795
Foreign Currency 0.0% (Cost $706,715)		746,548
Liabilities in Excess of Other Assets (0.7%)		(16,162,546)
Net Assets 100.0%		$2,420,953,797

Percentages are calculated as a percentage of net assets.

CVA—Certification Van Aandelen

Forward foreign currency contracts outstanding at December 31, 2006:

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
British Pound, 197,705,000 expiring 01/24/07	US $	$387,175,376	$(14,384,805)

See Notes to Financial Statements
9

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Tobacco	$572,822,920	23.7%
Packaged Foods & Meats	418,227,343	17.3
Pharmaceuticals	289,191,404	11.9
Publishing	237,161,468	9.8
Household Products	231,602,696	9.6
Distillers & Vintners	167,056,769	6.9
Industrial Machinery	97,536,679	4.0
Advertising	81,418,890	3.4
Fertilizers & Agricultural Chemicals	70,981,614	2.9
Motorcycle Manufacturers	65,528,150	2.7
Housewares & Specialties	65,194,240	2.7
Broadcasting & Cable TV	30,375,622	1.3
	$2,327,097,795	96.2%

See Notes to Financial Statements
10

Van Kampen Global Franchise Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2006 (Unaudited)

Assets:
Total Investments (Cost $1,768,314,892)	$2,436,369,795
Foreign Currency (Cost $706,715)	746,548
Cash	353
Receivables:
Dividends	3,181,095
Fund Shares Sold	1,531,227
Interest	46,538
Other	112,962
Total Assets	2,441,988,518
Liabilities:
Payables:
Fund Shares Repurchased	3,010,109
Distributor and Affiliates	1,541,471
Investment Advisory Fee	1,490,987
Forward Foreign Currency Contracts	14,384,805
Accrued Expenses	455,407
Directors' Deferred Compensation and Retirement Plans	151,942
Total Liabilities	21,034,721
Net Assets	$2,420,953,797
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$1,698,019,525
Net Unrealized Appreciation	653,735,596
Accumulated Net Realized Gain	50,888,790
Accumulated Undistributed Net Investment Income	18,309,886
Net Assets	$2,420,953,797
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $1,539,454,143 and 58,043,530 shares of beneficial interest issued and outstanding)	$26.52
Maximum sales charge (5.75%* of offering price)	1.62
Maximum offering price to public	$28.14
Class B Shares: Net asset value and offering price per share (Based on net assets of $517,437,872 and 20,150,562 shares of beneficial interest issued and outstanding)	$25.68
Class C Shares: Net asset value and offering price per share (Based on net assets of $364,036,035 and 14,033,858 shares of beneficial interest issued and outstanding)	$25.94
Class I Shares: Net asset value and offering price per share (Based on net assets of $25,747 and 973 shares of beneficial interest issued and outstanding)	$26.46

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
11

Van Kampen Global Franchise Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2006 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $257,663)	$21,162,452
Interest	1,420,913
Total Income	22,583,365
Expenses:
Investment Advisory Fee	8,558,631
Distribution (12b-1) and Service Fees
Class A	1,844,459
Class B	2,525,782
Class C	1,740,962
Transfer Agent Fees	1,698,414
Accounting and Administrative Expenses	186,071
Custody	169,064
Reports to Shareholders	167,343
Professional Fees	70,284
Directors' Fees and Related Expenses	33,599
Registration Fees	16,649
Other	41,697
Total Expenses	17,052,955
Less Credits Earned on Cash Balances	7,894
Net Expenses	17,045,061
Net Investment Income	$5,538,304
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$98,677,409
Foreign Currency Transactions	122,651
Forward Foreign Currency Contracts	(18,223,605)
Net Realized Gain	80,576,455
Unrealized Appreciation/Depreciation:
Beginning of the Period	470,490,741
End of the Period:
Investments	668,054,903
Forward Foreign Translation	65,498
Forward Foreign Currency Contracts	(14,384,805)
653,735,596
Net Unrealized Appreciation During the Period	183,244,855
Net Realized and Unrealized Gain	$263,821,310
Net Increase in Net Assets From Operations	$269,359,614

See Notes to Financial Statements
12

Van Kampen Global Franchise Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2006	For The Year Ended June 30, 2006
From Investment Activities:
Operations:
Net Investment Income	$5,538,304	$22,911,894
Net Realized Gain	80,576,455	235,632,741
Net Unrealized Appreciation During the Period	183,244,855	63,886,720
Change in Net Assets from Operations	269,359,614	322,431,355
Distributions from Net Investment Income:
Class A Shares	(1,877,200)	(21,356,570)
Class B Shares	-0-	(4,462,031)
Class C Shares	-0-	(3,088,638)
Class I Shares	(387)	-0-
	(1,877,587)	(28,907,239)
Distributions from Net Realized Gain:
Class A Shares	(109,746,673)	(63,478,140)
Class B Shares	(38,182,460)	(23,124,350)
Class C Shares	(26,558,217)	(16,006,735)
Class I Shares	(8,044)	-0-
	(174,495,394)	(102,609,225
Total Distributions	(176,372,981)	(131,516,464)
Net Change in Net Assets from Investment Activities	92,986,633	190,914,891
From Capital Transactions:
Proceeds from Shares Sold	99,871,900	204,493,993
Net Asset Value of Shares Issued Through Dividend Reinvestment	161,154,574	119,876,651
Cost of Shares Repurchased	(155,015,468)	(354,136,031)
Net Change in Net Assets from Capital Transactions	106,011,006	(29,765,387)
Total Increase in Net Assets	198,997,639	161,149,504
Net Assets:
Beginning of the Period	2,221,956,158	2,060,806,654
End of the Period (Including accumulated undistributed net investment income of $18,309,886 and $14,649,169, respectively)	$2,420,953,797	$2,221,956,158

See Notes to Financial Statements
13

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$25.43		$23.31	$21.04	$16.96	$17.23	$14.91
Net Investment Income (a)	0.10		0.33	0.38	0.27	0.22	0.12
Net Realized and Unrealized Gain/Loss	3.05		3.35	2.13	3.87	(0.49)	2.31
Total from Investment Operations	3.15		3.68	2.51	4.14	(0.27)	2.43
Less:
Distributions from Net Investment Income	0.03		0.39	-0-	0.06	-0-	0.11
Distributions from Net Realized Gain	2.03		1.17	0.24	-0-	-0- (c)	-0-
Total Distributions	2.06		1.56	0.24	0.06	-0- (c)	0.11
Net Asset Value, End of the Period	$26.52		$25.43	$23.31	$21.04	$16.96	$17.23
Total Return* (b)	12.45	%**	16.34%	12.02%	24.38%	–1.49%	16.45%
Net Assets at End of the Period (In millions)	$1,539.5		$1,399.1	$1,272.4	$913.6	$365.0	$139.3
Ratio of Expenses to Average Net Assets*	1.18%		1.22%	1.28%	1.51%	1.62%	1.80%
Ratio of Net Investment Income to Average Net Assets*	0.75%		1.34%	1.70%	1.41%	1.40%	0.73%
Portfolio Turnover	8	%**	20%	14%	10%	24%	21%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	N/A		N/A	N/A	N/A	N/A	1.80%
Ratio of Net Investment Income to Average Net Assets (d)	N/A		N/A	N/A	N/A	N/A	0.73%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  For the year ended June 30, 2002, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than .01%.

N/A = Not Applicable

See Notes to Financial Statements
14

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$24.74		$22.73	$20.68	$16.74	$17.14	$14.84
Net Investment Income (a)	-0-	(c)	0.14	0.20	0.11	0.11	0.01
Net Realized and Unrealized Gain/Loss	2.97		3.27	2.09	3.83	(0.51)	2.29
Total from Investment Operations	2.97		3.41	2.29	3.94	(0.40)	2.30
Less:
Distributions from Net Investment Income	-0-		0.23	-0-	-0-	-0-	-0- (c)
Distributions from Net Realized Gain	2.03		1.17	0.24	-0-	-0- (c)	-0-
Total Distributions	2.03		1.40	0.24	-0-	-0- (c)	-0- (c)
Net Asset Value, End of the Period	$25.68		$24.74	$22.73	$20.68	$16.74	$17.14
Total Return* (b)	12.05	%**	15.45%	11.16%	23.46%	–2.25%	15.53%
Net Assets at End of the Period (In millions)	$517.4		$485.2	$465.1	$378.2	$207.6	$80.5
Ratio of Expenses to Average Net Assets*	1.94%		1.98%	2.03%	2.26%	2.38%	2.55%
Ratio of Net Investment Income/Loss to Average Net Assets*	–0.01%		0.57%	0.93%	0.59%	0.70%	0.05%
Portfolio Turnover	8	%**	20%	14%	10%	24%	21%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	N/A		N/A	N/A	N/A	N/A	2.55%
Ratio of Net Investment Income to Average Net Assets (d)	N/A		N/A	N/A	N/A	N/A	0.05%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  For the year ended June 30, 2002, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than .01%.

N/A = Not Applicable

See Notes to Financial Statements
15

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006		2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$24.97		$22.92		$20.85	$16.88	$17.28	$14.96
Net Investment Income (a)	-0-	(c)	0.14		0.20	0.12	0.11	0.01
Net Realized and Unrealized Gain/Loss	3.00		3.31		2.11	3.85	(0.51)	2.31
Total from Investment Operations	3.00		3.45		2.31	3.97	(0.40)	2.32
Less:
Distributions from Net Investment Income	-0-		0.23		-0-	-0-	-0-	-0- (c)
Distributions from Net Realized Gain	2.03		1.17		0.24	-0-	-0- (c)	-0-
Total Distributions	2.03		1.40		0.24	-0-	-0- (c)	-0- (c)
Net Asset Value, End of the Period	$25.94		$24.97		$22.92	$20.85	$16.88	$17.28
Total Return* (b)	12.06	%**(d)	15.49	%(d)	11.17%	23.45%	–2.24%	15.53%
Net Assets at End of the Period (In millions)	$364.0		$337.7		$323.4	$254.6	$124.4	$47.2
Ratio of Expenses to Average Net Assets*	1.92	%(d)	1.94	%(d)	2.03%	2.26%	2.38%	2.55%
Ratio of Net Investment Income to Average Net Assets*	0.01	%(d)	0.60	%(d)	0.93%	0.62%	0.73%	0.04%
Portfolio Turnover	8	%**	20%		14%	10%	24%	21%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (e)	N/A		N/A		N/A	N/A	N/A	2.55%
Ratio of Net Investment Income to Average Net Assets (e)	N/A		N/A		N/A	N/A	N/A	0.04%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

(e)  For the year ended June 30, 2002, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than .01%.

N/A = Not Applicable

See Notes to Financial Statements
16

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class I Shares	October 13, 2006 (Commencement of Operations) to December 31, 2006,
Net Asset Value, Beginning of the Period	$26.89
Net Investment Income (a)	0.03
Net Realized and Unrealized Gain	1.67
Total from Investment Operations	1.70
Less:
Distributions from Net Investment Income	0.10
Distributions from Net Realized Gain	2.03
Total Distributions	2.13
Net Asset Value, End of the Period	$26.46
Total Return (b)	6.40	%*
Net Assets at End of the Period (In thousands)	$25.7
Ratio of Expenses to Average Net Assets	1.01%
Ratio of Net Investment Income to Average Net Assets	0.57%
Portfolio Turnover	8	%*

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements
17

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Global Franchise Fund (the "Fund") is organized as a separate non-diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgement of the Fund's investment adviser, have resilient business franchises and growth potential. The Fund commenced operations on September 25, 1998. The Fund offers Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing price of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully

18

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

At December 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$1,769,891,884
Gross tax unrealized appreciation	$718,280,629
Gross tax unrealized depreciation	(51,802,718)
Net tax unrealized appreciation on investments	$666,477,911

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the year ended June 30, 2006 was as follows:

Distributions paid from:

Ordinary income	$55,318,024
Long-term capital gain	76,198,440
$131,516,464

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,272,532
Undistributed long-term capital gain	144,989,105

19

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2006, the Fund's custody fee was reduced by $7,894 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million .	.80%
Next $500 million .	.75%
Over $1 billion .	.70%

The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Limited (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments.

For the six months ended December 31, 2006, the Fund recognized expenses of approximately $18,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

20

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $94,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $1,444,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $75,583 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $119,300 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $324,900. Sales charges do not represent expenses of the Fund.

21

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2006 and the year ended June 30, 2006, transactions were as follows:

	For The Six Months Ended December 31, 2006		For The Year Ended June 30, 2006
	Shares	Value	Shares	Value
Sales:
Class A	2,785,099	$74,551,590	6,393,493	$155,968,220
Class B	403,039	10,469,105	951,743	22,581,745
Class C	566,377	14,822,511	1,084,602	25,944,028
Class I	928	28,694	-0-	-0-
Total Sales	3,755,443	$99,871,900	8,429,838	$204,493,993
Dividend Reinvestment:
Class A	3,981,975	$104,845,419	3,365,180	$79,283,517
Class B	1,377,886	35,136,101	1,101,282	25,340,461
Class C	821,889	21,171,869	656,878	15,252,673
Class I	45	1,185	-0-	-0-
Total Dividend Reinvestment	6,181,795	$161,154,574	5,123,340	$119,876,651
Repurchases:
Class A	(3,739,356)	$(99,909,969)	(9,330,021)	$(228,685,517)
Class B	(1,241,753)	(32,201,543)	(2,904,481)	(69,343,935)
Class C	(875,115)	(22,903,956)	(2,329,628)	(56,106,579)
Class I	-0-	-0-	-0-	-0-
Total Repurchases	(5,856,224)	$(155,015,468)	(14,564,130)	$(354,136,031)

4.  Redemption Fee

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2006, the Fund received redemption fees of approximately $7,300, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $189,397,690 and $369,729,926, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and

22

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $3,389,300 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the portfolio's foreign currency exposure or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Legal Matters

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

23

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court. While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

9.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on December 31, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

24

Van Kampen Global Franchise Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Dennis Shea
Vice President

J. David Germany
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

James W. Garrett
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Investment Subadviser

Morgan Stanley Investment
Management Limited
25 Cabot Square
Canary Wharf
London, United Kingdom E14 4QA

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

NOTICE TO FUND SHAREHOLDERS

As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

In light of this decision by Judge Owen - as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds - plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

26

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright ©2007 Van Kampen Funds Inc.
All rights reserved. Member NASD/SIPC

475, 575, 675
GLF SAR 2/07
RN07-00510P-Y12/06

SEMIANNUAL REPORT

December 31, 2006

MUTUAL FUNDS

Van Kampen

Global Value Equity Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Value Equity Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2006.

This material must be preceded or accompanied by a Class A, B, and C share or Class I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain a prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk,which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them.Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED OFFER NO BANK GUARANTEE MAY LOSE VALUE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY NOT A DEPOSIT

Performance Summary as of 12/31/06

	A Shares since 10/29/97		B Shares since 10/29/97		C Shares since 10/29/97		I Shares since 12/13/06
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	6.50%	5.82%	5.84%	5.84%	5.76%	5.76%	1.23%
5-year	8.76	7.48	7.95	7.73	8.03	8.03	—
1-year	20.86	13.94	19.87	14.87	19.89	18.89	—
6-month	15.55	8.89	15.10	10.10	15.13	14.13	—

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception return for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

MSCI World Index with net dividends measures the performance of securities with reinvested dividends on the exchanges of North America, Europe, and Asia. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

1

Fund Report

For the six-month period ended December 31, 2006

Market Conditions

In the six-month review period, global stock market gains contributed to another consecutive year of positive performance for 2006 as a whole. Although markets were troubled all year, and particularly in May and June, by the U.S. economic slowdown and its impact on the global picture, global stocks continued to demonstrate strength. U.S. markets were up strongly for the year, and Eurozone stocks rose even faster. Although Japan's market stalled a little, China's put in another impressive year.

While the downturns in housing and manufacturing slowed economic growth in the U.S.—spurring calls for the Federal Open Market Committee (the "Fed") to cut interest rates—inflationary pressures remained at the top of the central bank's agenda. The Fed kept interest rates on hold at 5.25 percent in the second half of 2006, underscoring its continued commitment to combating price increases. News that November's Consumer Price Index was much milder than expected was in direct contrast to soaring wholesale price inflation, which indicated that even six months of slowing economic growth hadn't defeated inflation. Other data in December supported Federal Reserve Chairman Ben S. Bernanke's predictions of a pick-up in economic expansion in 2007. Employers in the U.S. added more workers than forecast in November, the services sector experienced a strong resurgence in activity, retail sales climbed, and construction on new homes started to rebound.

Growth in European services industries, the largest part of the economy, unexpectedly accelerated in November. Eurozone retail sales growth and German exports showed upward trends. Meanwhile, in November, inflation in the Eurozone accelerated for the first time in seven months as companies passed on costs from oil prices doubling in the past three years. The European Central Bank (ECB) raised its main interest rate by another quarter percentage point to 3.5 percent, a decision that the ECB president said reflected the upside risks to price stability. The rise in Eurozone borrowing costs was the sixth since the ECB started tightening monetary policy in December December 2005.

In Japan, the Bank of Japan (BOJ) kept interest rates on hold, based on concerns that personal consumption is not keeping pace with the overall economic recovery.

Performance Analysis

The fund returned 15.55 percent for the six months ended December 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the MSCI World Index with net dividends, returned 13.21 percent for the period.

2

Total return for the six-month period ended December 31, 2006

Class A	Class B	Class C	Class I	MSCI World Index with net dividends
15.55%	15.10%	15.13%	N/A	13.21%

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Relative to the MSCI World Index, the strongest performance in the fund during the period came from stock selection in the financials sector, particularly European bank stocks and the broader diversified financials group. The consumer staples sector also helped drive the fund's outperformance, largely due to food, beverage and tobacco stocks. Here, food and staples retailing holdings, particularly in the U.K., contributed to gains. The fund holds an overweight position in this sector as we remain attracted to the consistent cash flow generation that these companies are able to produce.

Stock selection and the underweight position in the energy sector also served the fund well during the period. The fund has been underweight in this sector for some time, and finally started to benefit from holding the sector's high quality names as the broader sector sold off. We continue to carefully monitor valuations in this sector.

The telecommunication services sector is another area in which the fund encountered challenges, but stock selection and the overweight position did prove to be positive influences in the latter half of 2006. The fund's telecom holdings are well diversified across the regions, and the European names were among the top performers for the fund.

Conversely, the underweight position in utilities sector was a detractor from performance during the period as this sector posted strong returns in the MSCI World Index over the period. Stock selection in the consumer discretionary sector, primarily in media stocks, was also disappointing.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

3

Top 10 Holdings as of 12/31/06
Altria Group, Inc.	2.7%
Tyco International, Ltd.	2.7
BNP Paribas, SA	2.6
GlaxoSmithKline PLC	2.3
IBM Corp.	2.2
Schering-Plough Corp.	2.2
Royal Bank of Scotland Group PLC	2.2
Citigroup, Inc.	2.2
Royal Dutch Shell PLC - ADR	2.1
Cadbury Schweppes PLC	2.1
Summary of Investments by Country Classification as of 12/31/06
United States	34.6%
United Kingdom	21.2
Japan	7.7
France	7.4
Bermuda	4.5
Netherlands	3.8
Ireland	3.1
Switzerland	2.6
Germany	2.2
Spain	2.1
Italy	1.9
Australia	1.8
Cayman Islands	1.4
Republic of Korea (South Korea)	0.8
Singapore	0.7
Republic of China (Taiwan)	0.6
New Zealand	0.6
Total Long-Term Investments	97.0
Short-Term Investments	3.0
Foreign Currency	0.0 *
Liabilities in Excess of Other Assets	0.0 *
Net Assets	100.0%

*Amount is less than 0.1%

Subject to change daily. Top Ten Holdings are as a percentage of long-term investments. Summary of Investments by Country Classification is a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the countries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room Room in Washington, DC. Information on the operation of the SEC's Public Reference Room Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by

5

visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/06	12/31/06	7/1/06-12/31/06
Class A
Actual	$1,000.00	$1,155.52	$6.95
Hypothetical (5% annual return before expenses)	1,000.00	1,018.71	6.51
Class B
Actual	1,000.00	1,150.99	11.11
Hypothetical (5% annual return before expenses)	1,000.00	1,014.91	10.41
Class C
Actual	1,000.00	1,151.34	10.90
Hypothetical (5% annual return before expenses)	1,000.00	1,015.11	10.21
Class I
Actual	1,000.00	1,012.31	0.64
Hypothetical (5% annual return before expenses)	1,000.00	1,018.71	6.51

*  Expenses are equal to the Fund's annualized expense ratio of 1.28%, 2.05%, 2.01% and 1.28% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through 12/31/06.

Assumes all dividends and distributions were reinvested.

7

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited)

Description	Number of Shares	Value
Common Stocks 97.0%
Australia 1.8%
Boral, Ltd.	342,531	$2,062,976
Foster's Group, Ltd.	460,073	2,513,058
Goodman Fielder, Ltd.	1,916,788	3,358,897
		7,934,931
Bermuda 4.5%
Ingersoll-Rand Co., Ltd., Class A	189,946	7,432,587
Tyco International, Ltd.	366,030	11,127,312
Yue Yuen Industrial Holdings, Ltd.	248,500	785,917
		19,345,816
Cayman Islands 1.4%
XL Capital, Ltd., Class A	86,769	6,249,103
France 7.4%
BNP Paribas, SA	98,087	10,701,502
France Telecom, SA	88,109	2,436,659
Lafarge, SA	42,252	6,285,815
Sanofi-Aventis	60,360	5,573,492
Total, SA	94,004	6,781,518
		31,778,986
Germany 2.2%
BASF, AG	25,524	2,488,225
BMW, AG	79,572	4,570,248
DaimlerChrysler, AG	35,743	2,208,144
		9,266,617
Ireland 3.1%
Bank of Ireland	351,774	8,126,288
Kerry Group PLC, Ser A	206,140	5,151,139
		13,277,427
Italy 1.9%
ENI S.p.A.	241,301	8,116,129
Japan 7.7%
Astellas Pharma, Inc.	96,100	4,368,732
Canon, Inc.	115,100	6,480,148
Kao Corp.	157,000	4,234,864
Mitsui Sumitomo Insurance Co., Ltd.	182,000	1,991,211
Nissan Motor Co., Ltd.	309,600	3,728,052
Sumitomo Electric Industries, Ltd.	326,000	5,095,248
Takeda Pharmaceutical Co., Ltd.	104,700	7,187,925
		33,086,180

See Notes to Financial Statements
8

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
Netherlands 3.8%
Chicago Bridge & Iron Co., NV	152,082	$4,157,922
Koninklijke Royal Philips Electronics, NV	53,330	2,011,279
Unilever, NV—CVA	234,439	6,406,054
Wolters Kluwer, NV—CVA	127,313	3,662,017
		16,237,272
New Zealand 0.6%
Telecom Corp.	771,907	2,643,096
Republic of China (Taiwan) 0.6%
Chunghwa Telecom Co., Ltd.—ADR	141,464	2,791,085
Republic of Korea (South Korea) 0.8%
SK Telecome Co., Ltd.—ADR	133,873	3,544,957
Singapore 0.7%
ComfortDelGro Corp., Ltd.	2,993,000	3,141,796
Spain 2.1%
Banco Bilbao Vizcaya Argentaria, SA	197,013	4,743,623
Telefonica, SA	206,855	4,401,710
		9,145,333
Switzerland 2.6%
Novartis, AG	31,864	1,837,051
Syngenta, AG (Registered)	22,700	4,223,299
UBS, AG (Registered)	86,757	5,272,348
		11,332,698
United Kingdom 21.2%
Barclays PLC	448,736	6,413,966
Cadbury Schweppes PLC	821,885	8,794,560
Diageo PLC	219,794	4,314,327
GlaxoSmithKline PLC	371,029	9,763,826
Imperial Tobacco Group PLC	215,027	8,462,564
Old Mutual PLC	1,576,183	5,377,647
Reed Elsevier PLC	625,886	6,868,845
Rolls-Royce Group PLC	753,134	6,602,687
Royal Bank of Scotland Group PLC	230,918	9,011,103
Royal Dutch Shell PLC, Class A—ADR	126,797	8,975,960
Vodafone Group PLC	2,377,313	6,586,515
William Morrison Supermarkets PLC	1,099,208	5,477,477
WPP Group PLC	330,980	4,474,848
		91,124,325

See Notes to Financial Statements
9

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Number of Shares	Value
United States 34.6%
Alcoa, Inc.	94,902	$2,848,009
Altria Group, Inc.	132,613	11,380,848
American Electric Power Co., Inc.	53,399	2,273,729
American International Group, Inc.	30,791	2,206,483
AT&T, Inc.	71,202	2,545,471
BJ's Wholesale Club, Inc. (a)	107,080	3,331,259
Boeing Co.	27,209	2,417,248
CBS Corp., Class B	49,035	1,528,911
ChevronTexaco Corp.	101,666	7,475,501
Citigroup, Inc.	161,632	9,002,902
Dominion Resources, Inc.	53,020	4,445,197
EMC Corp. (a)	443,666	5,856,391
First Data Corp.	168,845	4,308,924
Freddie Mac	111,472	7,568,949
Hewlett-Packard Co.	107,526	4,428,996
International Business Machines Corp.	96,728	9,397,125
Marsh & McLennan Co., Inc.	216,393	6,634,609
McAfee, Inc. (a)	123,333	3,500,191
Mellon Financial Corp.	146,610	6,179,611
Merrill Lynch & Co., Inc.	70,957	6,606,097
Northrop Grumman Corp.	29,190	1,976,163
Pfizer, Inc.	241,062	6,243,506
Saint Paul Travelers, Inc.	84,130	4,516,940
Schering-Plough Corp.	390,133	9,222,744
UnitedHealth Group, Inc.	120,819	6,491,605
Verizon Communications, Inc.	103,836	3,866,853
Viacom, Inc., Class B (a)	47,538	1,950,484
Weyerhaeuser Co.	31,937	2,256,349
Wyeth, Inc.	165,618	8,433,269
		148,894,364
Total Long-Term Investments 97.0% (Cost $315,008,064)		417,910,115

See Notes to Financial Statements
10

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Description	Value
Repurchase Agreements 3.0%
Citigroup, Inc. ($2,625,873 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06, to be sold on 01/02/07 at $2,627,399)	$2,625,873
State Street Bank & Trust Co. ($10,226,127 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06, to be sold on 01/02/07 at $10,231,899)	10,226,127
Total Repurchase Agreements 3.0% (Cost $12,852,000)	12,852,000
Total Investments 100.0% (Cost $327,860,064)	430,762,115
Foreign Currency 0.0% (Cost $120,766)	122,210
Liabilities in Excess of Other Assets 0.0%	(59,841)
Net Assets 100.0%	$430,824,484

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

Forward Foreign Currency Contracts outstanding as of December 31, 2006:

	In Exchange For	Current Value	Unrealized Appreciation/ Depreciation
Long Contracts:
Pound Sterling, 10,850,000 expiring 3/14/07	US $	$21,250,386	$79,087

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Pharmaceuticals	$52,630,545	12.2%
Diversified Banks	38,996,482	9.0
Integrated Oil & Gas	31,349,108	7.3

See Notes to Financial Statements
11

Van Kampen Global Value Equity Fund

Portfolio of Investments ■ December 31, 2006 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification (continued)

Industry	Value	Percent of Net Assets
Packaged Foods & Meats	$23,710,650	5.5%
Tobacco	19,843,412	4.6
Integrated Telecommunication Services	18,684,874	4.3
Computer Hardware	13,826,121	3.2
Property & Casualty Insurance	12,757,254	3.0
Industrial Conglomerates	11,127,312	2.6
Aerospace & Defense	10,996,098	2.5
Publishing	10,530,862	2.4
Automobile Manufacturers	10,506,444	2.4
Wireless Telecommunication Services	10,131,472	2.4
Other Diversified Financial Services	9,002,902	2.1
Construction Materials	8,348,791	1.9
Thrifts & Mortgage Finance	7,568,949	1.8
Industrial Machinery	7,432,587	1.7
Insurance Brokers	6,634,609	1.5
Investment Banking & Brokerage	6,606,097	1.5
Managed Health Care	6,491,605	1.5
Office Electronics	6,480,148	1.5
Asset Management & Custody Banks	6,179,611	1.4
Computer Storage & Peripherals	5,856,391	1.4
Food Retail	5,477,477	1.3
Life & Health Insurance	5,377,647	1.3
Diversified Capital Markets	5,272,348	1.2
Electrical Components & Equipment	5,095,248	1.2
Advertising	4,474,848	1.0
Multi-Utilities	4,445,197	1.0
Distillers & Vintners	4,314,327	1.0
Data Processing & Outsourced Services	4,308,924	1.0
Household Products	4,234,864	1.0
Fertilizers & Agricultural Chemicals	4,223,299	1.0
Construction & Engineering	4,157,922	1.0
Systems Software	3,500,191	0.8
Hypermarkets & Super Centers	3,331,259	0.8
Trucking	3,141,796	0.7
Aluminum	2,848,009	0.7
Brewers	2,513,058	0.6
Diversified Chemicals	2,488,225	0.6
Electric Utilities	2,273,729	0.5
Forest Products	2,256,349	0.5
Multi-Line Insurance	2,206,483	0.5
Consumer Electronics	2,011,279	0.5
Movies & Entertainment	1,950,484	0.5
Broadcasting & Cable TV	1,528,911	0.4
Footwear	785,917	0.2
	$417,910,115	97.0%

See Notes to Financial Statements
12

Van Kampen Global Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2006 (Unaudited)

Assets:
Total Investments (Cost $327,860,064)	$430,762,115
Foreign Currency (Cost $120,766)	122,210
Cash	388
Receivables:
Dividends	732,806
Fund Shares Sold	366,580
Investments Sold	54,928
Interest	5,474
Forward Foreign Currency Contracts	79,087
Other	287,793
Total Assets	432,411,381
Liabilities:
Payables:
Fund Shares Repurchased	604,139
Distributor and Affiliates	348,859
Investment Advisory Fee	242,792
Investments Purchased	54,928
Directors' Deferred Compensation and Retirement Plans	152,228
Accrued Expenses	183,951
Total Liabilities	1,586,897
Net Assets	$430,824,484
Net Assets Consist of:
Capital (Par value of $0.001 per share with 1,500,000,000 shares authorized)	$323,137,515
Net Unrealized Appreciation	103,002,949
Accumulated Net Realized Gain	2,877,322
Accumulated Undistributed Net Investment Income	1,806,698
Net Assets	$430,824,484
Maximum Offering Price Per Share:
Class A Shares:
Net Asset value and redemption price per share (Based on net assets of $337,458,989 and 24,094,141 shares of beneficial interest issued and outstanding)	$14.01
Maximum sales charge (5.75%* of offering price)	0.85
Maximum offering price to public	$14.86
Class B Shares: Net asset value and offering price per share (Based on net assets of $59,486,866 and 4,359,777 shares of beneficial interest issued and outstanding)	$13.64
Class C Shares: Net asset value and offering price per share (Based on net assets of $31,659,569 and 2,328,793 shares of beneficial interest issued and outstanding)	$13.59
Class I Shares: Net asset value and offering price per share (Based on net assets of $2,219,060 and 158,657 shares of beneficial interest issued and outstanding)	$13.99

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements
13

Van Kampen Global Value Equity Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2006 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $179,727)	$5,192,095
Interest	250,188
Total Income	5,442,283
Expenses:
Investment Advisory Fee	1,365,888
Distribution (12b-1) and Service Fees
Class A	396,807
Class B	299,225
Class C	146,519
Transfer Agent Fees	524,766
Custody	59,666
Accounting and Administrative Expenses	49,571
Professional Fees	35,301
Registration Fees	27,579
Reports to Shareholders	18,283
Directors' Fees and Related Expenses	17,615
Other	16,388
Total Expenses	2,957,608
Less Credits Earned on Cash Balances	3,958
Net Expenses	2,953,650
Net Investment Income	$2,488,633
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$10,451,268
Foreign Currency Transactions	141,705
Net Realized Gain	10,592,973
Unrealized Appreciation/Depreciation:
Beginning of the Period	57,156,297
End of the Period:
Investments	102,902,051
Forward Foreign Currency Contracts	79,087
Foreign Currency Translation	21,811
103,002,949
Net Unrealized Appreciation During the Period	45,846,652
Net Realized and Unrealized Gain	$56,439,625
Net Increase in Net Assets From Operations	$58,928,258

See Notes to Financial Statements
14

Van Kampen Global Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2006	For The Year Ended June 30, 2006
From Investment Activities:
Operations:
Net Investment Income	$2,488,633	$4,029,947
Net Realized Gain	10,592,973	29,756,029
Net Unrealized Appreciation During the Period	45,846,652	7,657,240
Change in Net Assets from Operations	58,928,258	41,443,216
Distributions from Net Investment Income:
Class A Shares	(4,417,496)	(1,799,591)
Class B Shares	-0-	-0-
Class C Shares	(198,407)	-0-
Class I Shares	(33,052)	-0-
	(4,648,955)	(1,799,591)
Distributions from Net Realized Gain:
Class A Shares	(12,057,292)	-0-
Class B Shares	(2,254,900)	-0-
Class C Shares	(1,181,441)	-0-
Class I Shares	(79,410)	-0-
	(15,573,043)	-0-
Total Distributions	(20,221,998)	(1,799,591)
Net Change in Net Assets from Investment Activities	38,706,260	39,643,625
From Capital Transactions:
Proceeds from Shares Sold	44,458,661	199,144,145
Net Asset Value of Shares Issued Through Dividend Reinvestment	19,499,018	1,735,032
Cost of Shares Repurchased	(51,720,838)	(215,602,442)
Net Change in Net Assets from Capital Transactions	12,236,841	(14,723,265)
Total Increase in Net Assets	50,943,101	24,920,360
Net Assets:
Beginning of the Period	379,881,383	354,961,023
End of the Period (Including accumulated undistributed net investment income of 1,806,698 and $3,967,020, respectively)	$430,824,484	$379,881,383

See Notes to Financial Statements
15

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$12.75		$11.47	$10.70	$8.60	$9.90	$10.57
Net Investment Income (a)	0.09		0.18	0.14	0.06	0.07	0.03
Net Realized and Unrealized Gain/Loss	1.89		1.18	0.63	2.14	(1.37)	(0.60)
Total from Investment Operations	1.98		1.36	0.77	2.20	(1.30)	(0.57)
Less:
Distributions from Net Investment Income	0.19		0.08	-0-	0.10	-0-	0.10
Distributions from Net Realized Gain	0.53		-0-	-0-	-0-	-0-	-0-
Total Distributions	0.72		0.08	-0-	0.10	-0-	0.10
Net Asset Value, End of the Period	$14.01		$12.75	$11.47	$10.70	$8.60	$9.90
Total Return* (b)	15.55	%**	11.89%	7.20%	25.64%	-13.13%	-5.28%
Net Assets at End of the Period (In millions)	$337.5		$298.5	$133.2	$67.1	$52.6	$59.0
Ratio of Expenses to Average Net Assets*	1.28%		1.34%	1.46%	1.64%	1.67%	1.60%
Ratio of Net Investment Income to Average Net Assets*	1.38%		1.46%	1.23%	0.66%	0.88%	0.26%
Portfolio Turnover	11	%**	29%	28%	43%	24%	34%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A	1.48%	1.67%	1.71%	N/A
Ratio of Net Investment Income to Average Net Assets	N/A		N/A	1.21%	0.63%	0.84%	N/A

**  Non-Annualized

(a)  Based on average shares outstanding

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
16

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of the Period	$12.31		$11.08	$10.41	$8.37	$9.71	$10.35
Net Investment Income/Loss (a)	0.04		0.04	0.03	(0.02)	0.01	(0.05)
Net Realized and Unrealized Gain/Loss	1.82		1.19	0.64	2.08	(1.35)	(0.56)
Total from Investment Operations	1.86		1.23	0.67	2.06	(1.34)	(0.61)
Less:
Distributions from Net Investment Income	-0-		-0-	-0-	0.02	-0-	0.03
Distributions from Net Realized Gain	0.53		-0-	-0-	-0-	-0-	-0-
Total Distributions	0.53		-0-	-0-	0.02	-0-	0.03
Net Asset Value, End of the Period	$13.64		$12.31	$11.08	$10.41	$8.37	$9.71
Total Return* (b)	15.10	%**	11.10%	6.44%	24.69%	-13.80%	-5.81%
Net Assets at End of the Period (In millions)	$59.5		$52.5	$193.2	$221.5	$205.6	$304.9
Ratio of Expenses to Average Net Assets*	2.05%		2.09%	2.23%	2.40%	2.42%	2.35%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.66%		0.33%	0.26%	(0.16%)	0.10%	(0.47%)
Portfolio Turnover	11	%**	29%	28%	43%	24%	34%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A	2.25%	2.43%	2.46%	N/A
Ratio of Net Investment Income/Loss to Average Net Assets	N/A		N/A	0.24%	(0.19%)	0.06%	N/A

**  Non-Annualized

(a)  Based on average shares outstanding

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

N/A=Not Applicable

See Notes to Financial Statements
17

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2006		2006	2005	2004		2003		2002
Net Asset Value, Beginning of the Period	$12.34		$11.12	$10.45	$8.40		$9.71		$10.35
Net Investment Income/Loss (a)	0.04		0.07	0.03	(0.01)		0.04		(0.05)
Net Realized and Unrealized Gain/Loss	1.82		1.15	0.64	2.08		(1.35)		(0.56)
Total from Investment Operations	1.86		1.22	0.67	2.07		(1.31)		(0.61)
Less:
Distributions from Net Investment Income	0.08		-0-	-0-	0.02		-0-		0.03
Distributions from Net Realized Gain	0.53		-0-	-0-	-0-		-0-		-0-
Total Distributions	0.61		-0-	-0-	0.02		-0-		0.03
Net Asset Value, End of the Period	$13.59		$12.34	$11.12	$10.45		$8.40		$9.71
Total Return* (b)	15.13	%**(d)	10.97%	6.41%	24.72	%(d)	-13.49	%(c)(d)	-5.81%
Net Assets at End of the Period (In millions)	$31.7		$28.9	$28.6	$26.5		$23.0		$30.7
Ratio of Expenses to Average Net Assets*	2.01	%(d)	2.09%	2.23%	2.39	%(d)	2.39	%(d)	2.35%
Ratio of Net Investment Income/Loss to Average Net Assets*	0.66	%(d)	0.58%	0.31%	(0.13	%)(d)	0.44	%(c)(d)	(.47%)
Portfolio Turnover	11	%**	29%	28%	43%		24%		34%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		N/A	2.25%	2.42	%(d)	2.43	%(d)	N/A
Ratio of Net Investment Income/Loss to Average Net Assets	N/A		N/A	0.29%	(0.16	%)(d)	0.40	%(c)(d)	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c)  Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .23% and .29%, respectively.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements
18

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

Class I Shares	December 13, 2006 (Commencement of Operations) to December 31, 2006
Net Asset Value, Beginning of the Period	$14.56
Net Investment Income(b)	0.00	(a)
Net Realized and Unrealized Gain/Loss	0.18
Total from Investment Operations	0.18
Less:
Distributions from Net Investment Income	0.22
Distributions from Net Realized Gain	0.53
Total Distributions	0.75
Net Asset Value, End of the Period	$13.99
Total Return(c)	1.23	%*
Net Assets at End of the Period (In millions)	$2.2
Ratio of Expenses to Average Net Assets	1.28%
Ratio of Net Investment Income to Average Net Assets	0.10%
Portfolio Turnover	11	%*

*  Non-Annualized

(a)  Amount is less than $.01 per share.

(b)  Based on average shares outstanding.

(c)  Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements
19

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Global Value Equity Fund (the "Fund") is organized as a separate diversified series of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. The Fund commenced operations on October 29, 1997. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Investments in securities listed on a U.S. exchange are valued at their last quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using the procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian

20

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued
bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The Fund intends to utilize provisions of federal income tax laws which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $16,681,371. At June 30, 2006, the Fund did not have any accumulated capital loss carryforward for tax purposes

At December 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$331,390,743
Gross tax unrealized appreciation	$104,137,068
Gross tax unrealized depreciation	(4,765,696)
Net tax unrealized appreciation on investments	$99,371,372

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the year ended June 30, 2006 was as follows:

Distributions paid from:
Ordinary income	$1,799,591
Long-term capital gain	-0-
$1,799,591

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$4,084,154
Undistributed long-term capital gains	11,388,072

21

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility, and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars. Additionally, changes in currency exchange rates will affect the value of and investment income from such securities.

G.  Expense Reductions During the six months ended December 31, 2006, the Fund's custody fee was reduced by $3,958 as a result of credits earned on cash balances.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.670%
Next $500 million	.645%
Next $1 billion	.620%
Next $1 billion	.595%
Next $1 billion	.570%
Over $4.5 billion	.545%

22

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

The adviser has entered ino a subadvisory agreement with Morgan Stanley Investment Management Limited ("the Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments.

For the six months ended December 31, 2006, the Fund recognized expenses of approximately $2,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $26,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the legal services agreements are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2006, the Fund recognized expenses of approximately $470,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the directors. Investments in such funds of $77,511 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $146,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $64,200. Sales charges do not represent expenses of the Fund.

23

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2006 and the year ended June 30, 2006, transactions were as follows:

	For The Six Months Ended December 31, 2006		For The Year Ended June 30, 2006
	Shares	Value	Shares	Value
Sales:
Class A	1,951,051	$26,465,812	15,797,785	$189,001,687
Class B	1,195,413	14,553,456	599,983	7,089,872
Class C	85,075	1,128,179	255,533	3,052,586
Class I	159,071	2,311,214	-0-	-0-
Total Sales	3,390,610	$44,458,661	16,653,301	$199,144,145
Dividend Reinvestment:
Class A	1,151,373	$16,050,061	141,521	$1,735,032
Class B	159,316	2,163,448	-0-	-0-
Class C	95,012	1,285,509	-0-	-0-
Class I	-0-	-0-	-0-	-0-
Total Dividend Reinvestment	1,405,701	$19,499,018	141,521	$1,735,032
Repurchases:
Class A	(2,425,901)	$(32,904,316)	(4,131,616)	$(51,321,923)
Class B	(1,260,604)	(16,323,877)	(13,764,673)	(158,447,272)
Class C	(189,658)	(2,486,898)	(490,720)	(5,833,247)
Class I	(414)	(5,747)	-0-	-0-
Total Repurchases	(3,876,577)	$(51,720,838)	(18,387,009)	$(215,602,442)

4.  Redemption Fee

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2006, the Fund received redemption fees of approximately $2,800 which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $45,125,702 and $53,991,203, respectively.

6.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the ''Plans'') for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing

24

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $2,072,100 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The fund has a variety of reasons to use derivative instruments, such as to attempt to protect the funds against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or generate potential gain. All of the Funs's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Forward foreign currency contracts are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Legal Matters

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual directors of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current directors of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late

25

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2006 (Unaudited) continued

trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

The Adviser and the Fund are named as defendants in a class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the Fund by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. On October 16, 2006, pursuant to an Order of the United States Supreme Court finding a lack of appellate jurisdiction, the federal court of appeals vacated a prior order of the district court dismissing the case with prejudice, and remanded the case to the Illinois state court where it had been filed. In November 2006, defendants again removed the case to the federal district court based on intervening authority. In December 2006, plaintiffs moved to remand the case back to Illinois state court.While defendants believe that they have meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage in the litigation.

10.  Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on December 31, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

26

Van Kampen Global Value Equity Fund

Board of Directors, Officers, and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen * – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison

President and Principal Executive Officer

Dennis Shea

Vice President

J. David Germany

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang

Vice President and Secretary

John L. Sullivan

Chief Compliance Officer

James W. Garrett

Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management

1221 Avenue of the Americas
New York, New York 10020

Investment Subadviser

Morgan Stanley Investment Management Limited

25 Cabot Square
Canary Wharf, London
United Kingdom E14 4QA

Distributor

Van Kampen Funds Inc.

1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.

P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank and Trust Company

One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

27

NOTICE TO FUND SHAREHOLDERS

As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

In light of this decision by Judge Owen - as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds - plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than April 2, 2007, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

28

Your Notes

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright ©2007 Van Kampen Funds Inc.
All rights reserved. Member NASD/SIPC

465, 565, 665
MSGL SAR 2/07
RN07-00503P-Y12/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics – Not applicable for semi-annual reports.

(2)(a)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007